As filed with the Securities and Exchange Commission on February 28, 2003

                                                              File Nos. 33-11716
                                                                        811-5018

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 33

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 32

      SMITH BARNEY INVESTMENT SERIES (Formerly, Concert Investment Series)
               (Exact Name of Registrant as Specified in Charter)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (Address of Principal Executive Offices)

                                  800-451-2010
              (Registrant's Telephone Number, Including Area Code)

                                ROBERT I. FRENKEL
                         SMITH BARNEY INVESTMENT SERIES
                       300 FIRST STAMFORD PLACE, 4TH FLOOR
                           STAMFORD, CONNECTICUT 06902
                     (Name and Address of Agent for Service)

                                    COPY TO:
                                 ROGER P. JOSEPH
                    BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INVESTMENT SERIES
                                  PROSPECTUS
--------------------------------------------------------------------------------


                               FEBRUARY 28, 2003


                        Smith Barney Premier Selections
                            All Cap Growth Portfolio
                     Smith Barney Large Cap Core Portfolio
                    Smith Barney Growth and Income Portfolio
                       Smith Barney Government Portfolio

                    Shares of each portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for the contracts.

                    The Securities and Exchange Commission has not approved or disapproved these securities, as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney Mutual Funds
Your Serious Money. Professionally Managed./SM/

   INVESTMENT PRODUCTS: NOT  FDIC  INSURED . NO  BANK  GUARANTEE . MAY  LOSE
                                     VALUE

Contents


              Investments, risks and performance
              ----------------------------------------------------
                Smith Barney Premier Selections All Cap Growth
                  Portfolio                                     1
              ----------------------------------------------------
                Smith Barney Large Cap Core Portfolio           6
              ----------------------------------------------------
                Smith Barney Growth and Income Portfolio        9
              ----------------------------------------------------
                Smith Barney Government Portfolio              12
              ----------------------------------------------------

              More on the Portfolios' Investments              15
              ----------------------------------------------------

              Management                                       17
              ----------------------------------------------------

              Share Transactions                               18
              ----------------------------------------------------

              Distributions, Dividends and Taxes               19
              ----------------------------------------------------

              Share Price                                      20
              ----------------------------------------------------

              Financial Highlights                             21
              ----------------------------------------------------






 SMITH BARNEY INVESTMENT SERIES

Smith Barney Premier Selections All Cap Growth Portfolio

Investments, risks and performance

The Smith Barney Premier Selections All Cap Growth Portfolio is made up of a Large Cap Growth segment, Mid Cap Growth segment and a Small Cap Growth segment.

Investment Objective

Long-term capital growth.

Key Investments

Large Cap Growth segment This segment invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those whose market capitalizations are within the market capitalization range of companies in the Russell 1000 Growth Index at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index.


Mid Cap Growth segment This segment invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capitalizations are within the market capitalization range of companies in the S&P MidCap 400 Index at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index.


Small Cap Growth segment This segment invests primarily in equity securities of companies with small market capitalizations. Small capitalization companies are those whose market capitalizations are within the market capitalization range of companies in the Russell 2000 Growth Index at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index.

All segments

Foreign investments The fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The fund's strategy is to combine the efforts of three segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which the segment manager believes will offer superior long-term capital growth potential. The target allocations are 40% to the Large Cap Growth segment and 30% to each of the Mid Cap and Small Cap Growth segments. In connection with the execution of purchases and sales, each segment may hold temporarily more or fewer assets than represented by its designated segment of the fund's assets. The amount to be invested by the fund in any particular security will be determined by Smith Barney Fund Management LLC, the fund's manager, based on the recommendation of the segment managers.


In order to maintain approximately the target allocations of the fund's assets among the three segments, the manager will:



.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segments, as appropriate


.. Rebalance the allocation of securities in the fund's portfolio at any time the percentage of the fund's portfolio invested in any of Large Cap, Mid Cap or Small Cap Growth segment's securities diverges by at least 10% from the target allocation for a period of more than 10 days


As a consequence of its efforts to maintain assets at targeted percentages, the manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or
(2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the manager will seek to avoid transaction costs.


 SMITH BARNEY INVESTMENT SERIES

Large Cap Growth segment The Large Cap Growth segment manager emphasizes individual security selection while diversifying this segment of the fund's investments across industries, which may help to reduce risk. The segment manager attempts to identify established large capitalization companies with the highest growth potential. The segment manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the segment manager attempts to identify the best values available among the growth companies identified.


In selecting individual companies for investment, the Large Cap Growth segment manager considers:

.. Favorable earnings prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long term operating history

.. Consistent and sustainable long-term growth in dividends and earnings per share

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management


Mid Cap Growth segment The Mid Cap Growth segment manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The segment manager selects individual "growth" stocks for investment in two ways: by identifying those companies thought to have the most favorable growth prospects and by identifying those companies in the Mid Cap Growth segment's size range which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification. In selecting individual companies for investment, the segment manager considers:


.. Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector

.. Increasing profits and sales

.. Competitive advantages that could be more fully exploited by a company

.. Skilled management committed to long-term growth

.. Potential for a long-term investment by this segment of the fund


The Mid Cap Growth segment manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The segment manager's valuations determine whether and when this segment of the fund will purchase or sell the stocks it identifies through fundamental research.



Small Cap Growth segment The Small Cap Growth segment manager focuses on small capitalization companies that exhibit attractive growth characteristics. The segment manager selects individual stocks for investment by identifying those companies thought to have the most favorable growth prospects. In selecting individual companies for investment, the segment manager considers:


.. Growth characteristics, including high historic growth rates and high forecasted growth of sales and profits and a high return on equity

.. Innovative companies at the cutting edge of positive and dynamic demographic and economic trends


.. Products and services that give a company a competitive advantage


.. Skilled management committed to long-term growth

.. Potential for a long-term investment by this segment of the fund


The Small Cap Growth segment manager uses a disciplined investment process to identify small growth companies he believes are financially sound and that exhibit the potential to become much larger and more successful. Elements of this process include fundamental research, evaluation of key management and screening techniques.


Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:


.. U.S. stock markets decline, or perform poorly relative to other types of investments


.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests


.. Large cap stocks fall out of favor with investors


.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

 SMITH BARNEY INVESTMENT SERIES

.. Mid or small cap stocks fall out of favor with investors. Because 30% of the fund's assets are invested primarily in mid cap companies and 30% of the fund's assets are invested primarily in small cap companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large cap companies. Mid and small cap companies may have more limited product lines, markets and financial resources than large cap companies. They may have shorter operating histories and less mature businesses. While mid cap companies generally have more established businesses than small cap companies, the prices of mid cap stocks tend to be more volatile than the prices of large cap stocks. In addition, small cap stocks may be less liquid than large cap stocks


.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Who may want to invest The fund may be an appropriate investment if you:

.. Are seeking to participate in the long-term growth potential of the U.S.
  stock market

.. Are looking for an investment with potentially greater return but higher risk than fixed income investments

.. Are willing to accept the risks of the stock market

.. Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies


.. Are seeking to participate in the long-term potential of small cap growth companies


.. Are willing to accept the special risks and potential long-term rewards of investing in smaller companies with limited track records

.. Are seeking diversification

 SMITH BARNEY INVESTMENT SERIES

Performance information






The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of broad-based securities market indexes. The bar chart and the Average Annual Total Returns table do not reflect the impact of any fees that are paid by the separate accounts or qualified plans through which shares of the fund are sold. If they did, the returns would be lower than those shown. The performance for the fund in the Average Annual Total Returns table reflects the reinvestment of distributions and dividends. Effective May 1, 2001, the fund changed its investment policies from those of a mid cap fund investing in medium sized companies to a fund investing in each of the Large Cap Growth, Mid Cap Growth and Small Cap Growth segments. The bar chart and Average Annual Total Returns Table includes the performance of the fund both before and after this change in investment policies. The fund's past performance is not necessarily an indication of how the fund will perform in the future and there can be no assurance that the fund's performance investing in all three segments will be similar to its performance from investing solely in medium sized companies.



Highest and Lowest Quarter Returns (for periods shown in the bar chart)



Highest: 18.11% in 4th Quarter (12/31/01)


Lowest: (20.75)% in 3rd Quarter (9/30/01)

    [CHART]

Calendar Year Total Returns

 2000      2001      2002
------   --------  --------
17.88%   (14.16)%  (26.79)%

Calendar years ended December 31







Average Annual Total Returns (for periods ended 12/31/02)
--------------------------------------------------------------------------------------
                                                                       Since Inception
                                                            1 Year Inception      Date
--------------------------------------------------------------------------------------
              Fund                                        (26.79)%   (3.64)%  09/15/99
--------------------------------------------------------------------------------------
              S&P MidCap 400 Index(1)                     (14.51)%    4.95 %         *
--------------------------------------------------------------------------------------
              Russell 1000 Growth Index(2)                (27.88)%  (16.47)%         *
--------------------------------------------------------------------------------------
              Russell 2000 Growth Index(3)                (30.26)%  (12.21)%         *
--------------------------------------------------------------------------------------




(1)The S&P MidCap 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.


(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


(3)The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


* Index comparison begins on 09/15/99. It is not possible to invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.


Fee table

--------------------------------------------------------------------------------


This table sets forth the fees and expenses you may pay if you invest in fund shares. The fee information here does not include the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. For those fees, you should review the prospectus for your variable annuity or variable life insurance contract or the information provided by your qualified plan.



                Shareholder fees
                (fees paid directly from your investment)  None
                -----------------------------------------------

                Annual fund operating expenses
                (expenses deducted from fund assets)
                -----------------------------------------------
                Management fee                            0.75%
                -----------------------------------------------
                Distribution and service (12b-1) fees      None
                -----------------------------------------------
                Other expenses                            0.36%
                -----------------------------------------------
                Total annual fund operating expenses*     1.11%
                -----------------------------------------------


* Because of voluntary expense waivers and/or reimbursements, actual total operating expenses are expected to be 0.95%. These fee waivers and reimbursements may be reduced or terminated at any time.


 SMITH BARNEY INVESTMENT SERIES

Example
--------------------------------------------------------------------------------



This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not take into account the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. The example assumes:



..  You invest $10,000 in the fund for the period shown


..  Your investment has a 5% return each year


.. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same



      Number of years you own your shares 1 year 3 years 5 years 10 years
      -------------------------------------------------------------------
                                           $113   $353    $612    $1,352
      -------------------------------------------------------------------


 SMITH BARNEY INVESTMENT SERIES

Smith Barney Large Cap Core Portfolio

Investment objective

The fund seeks capital appreciation.

Key investments

Under normal market conditions, the fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity market are considered large cap issuers. Companies whose capitalizations no longer meet this definition after purchase by the fund are still considered to have large market capitalizations for the purposes of the 80% policy. At December 31, 2002, issuers within the top 1000 stocks had market capitalizations of at least $1.057 billion. This number will change with changes in the market. The fund may also invest in securities issued by smaller companies.


How the manager selects the fund's investments

The manager uses a "bottom-up" strategy, primarily focusing on individual security selection, with less emphasis on industry and sector allocation. The manager selects investments for their capital appreciation potential; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for companies thought to have:

.. Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector

.. Value characteristics, including low price/earnings ratios and other statistics indicating that a security is undervalued

.. Increasing profits and sales

.. Competitive advantages that could be more fully exploited

.. Skilled management that is committed to long-term growth

.. Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth potential, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:

.. Stock prices decline generally


.. Large capitalization companies fall out of favor with investors


.. The manager's judgment about the attractiveness, value or potential appreciation of particular investments proves to be incorrect

.. Portfolio companies do not meet earning expectations or other events depress the value of those companies' stocks


The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading increases transaction costs, which could detract from the fund's performance.


Who may want to invest in the fund

The fund may be an appropriate investment if you:

.. Are an aggressive investor seeking to participate in the long term growth potential of the stock market

.. Are willing to accept the risks of investing in common stocks

 SMITH BARNEY INVESTMENT SERIES

Performance information



The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart and the Average Annual Total Returns table do not reflect the impact of any fees that are paid by the separate accounts or qualified plans through which shares of the fund are sold. If they did, the returns would be lower than those shown. The performance for the fund in the Average Annual Total Returns table reflects the reinvestment of distributions and dividends. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



Highest and Lowest Quarter Returns (for periods shown in the bar chart)



Highest: 9.23% in 4th Quarter (12/31/01)


Lowest: (16.61)% in 3rd Quarter (9/30/02)


      [CHART]

Calendar Year Total Returns

  2000      2001        2002
-------   --------    --------
(5.18)%   (14.53)%    (25.99)%

Calendar years ended December 31



Average Annual Total Returns (for the periods ended 12/31/02)
---------------------------------------------------------------------------------------------
                                                                           Since   Inception
                                                              1 Year   Inception        Date
---------------------------------------------------------------------------------------------
                      Fund                                    (25.99)%     (9.80)%  09/15/99
---------------------------------------------------------------------------------------------
                      S&P 500 Index(1)                        (22.09)%     (9.74)%        (2)
---------------------------------------------------------------------------------------------


(1)The S&P 500 Index is a market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.


(2)Index comparison begins on 09/15/99.


Fee table
--------------------------------------------------------------------------------


This table sets forth the fees and expenses you may pay if you invest in fund shares. The fee information here does not include the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. For those fees, you should review the prospectus for your variable annuity or variable life insurance contract or the information provided by your qualified plan.



                Shareholder fees
                (fees paid directly from your investment)  None
                -----------------------------------------------

                Annual fund operating expenses
                (expenses deducted from fund assets)
                -----------------------------------------------
                  Management fee                          0.75%
                -----------------------------------------------
                  Distribution and service (12b-1) fees    None
                -----------------------------------------------
                  Other expenses                          0.18%
                -----------------------------------------------
                  Total annual fund operating expenses    0.93%
                -----------------------------------------------


SMITH BARNEY INVESTMENT SERIES

Example
--------------------------------------------------------------------------------


This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example does not take into account the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. The example assumes:



..  You invest $10,000 in the fund for the period shown


..  Your investment has a 5% return each year


.. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same


Number of years you own your shares 1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------
                                     $95    $296    $515    $1,143
-------------------------------------------------------------------


 SMITH BARNEY INVESTMENT SERIES

Smith Barney Growth and Income Portfolio

Investment objective

The fund seeks reasonable growth and income.

Key investments

The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

How the manager selects the fund's investments




The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors for broad market exposure. The manager seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The manager uses fundamental analysis to identify high-quality companies and then considers whether the stocks are relatively over- or under-valued. The manager also looks for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company's competitive position. The manager favors companies with above-average dividend yields.




Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:

.. Stock prices decline generally


.. Large capitalization companies fall out of favor with investors


.. Companies in which the fund invests suffer unexpected losses or lower than expected earnings

.. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

.. The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid


The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading increases transaction costs, which could detract from the fund's performance.


Who may want to invest in the fund

The fund may be an appropriate investment if you:


.. Are seeking to participate in the long-term growth potential of the U.S.
  stock market



.. Are willing to accept the risks of the stock market


 SMITH BARNEY INVESTMENT SERIES

Performance information




The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart and the Average Annual Total Returns table do not reflect the impact of any fees that are paid by the separate accounts or qualified plans through which shares of the fund are sold. If they did, the returns would be lower than those shown. The performance for the fund in the Average Annual Total Returns table reflects the reinvestment of distributions and dividends. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



Highest and Lowest Quarter Returns (for periods shown in the bar chart)



Highest: 11.79% in 4th Quarter (12/31/01)


Lowest: (17.61)% in 3rd Quarter (9/30/02)

        [CHART]

Calendar Year Total Returns

 2000       2001        2002
-------   ---------  ---------
(7.00)%   (10.81)%    (22.14)%

Calendar years ended December 31



Average Annual Total Returns (for periods ended 12/31/02)
-----------------------------------------------------------------------------------------
                                                                       Since   Inception
                                                          1 Year   Inception        Date
-----------------------------------------------------------------------------------------
                    Fund                                  (22.14)%    (10.20)%  09/15/99
-----------------------------------------------------------------------------------------
                    S&P 500 Index(1)                      (22.09)%     (9.74)%        (2)
-----------------------------------------------------------------------------------------


(1)The S&P 500 Index is a market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.


(2)Index comparison begins on 09/15/99.


Fee table


This table sets forth the fees and expenses you may pay if you invest in fund shares. The fee information here does not include the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. For those fees, you should review the prospectus for your variable annuity or variable life insurance contract or the information provided by your qualified plan.



                Shareholder fees
                (fees paid directly from your investment)  None
                -----------------------------------------------

                Annual fund operating expenses
                (expenses deducted from fund assets)
                -----------------------------------------------
                  Management fee                          0.75%
                -----------------------------------------------
                  Distribution and service (12b-1) fees    None
                -----------------------------------------------
                  Other expenses                          0.34%
                -----------------------------------------------
                  Total annual fund operating expenses*   1.09%
                -----------------------------------------------


*Because of voluntary expense waivers and/or reimbursements, actual total operating expenses are expected to be 0.95%. These fee waivers and reimbursements may be reduced or terminated at any time.


 SMITH BARNEY INVESTMENT SERIES

Example
--------------------------------------------------------------------------------


This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not take into account the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. The example assumes:



..  You invest $10,000 in the fund for the period shown


..  Your investment has a 5% return each year


.. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same


      Number of years you own your shares 1 year 3 years 5 years 10 years
      -------------------------------------------------------------------
                                           $111   $347    $601    $1,329
      -------------------------------------------------------------------


 SMITH BARNEY INVESTMENT SERIES

Smith Barney Government Portfolio

Investment objective

The fund seeks high current return consistent with preservation of capital.

Key investments


Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.


In order to hedge against changes in interest rates, the fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

How the manager selects the fund's investments

The manager focuses on identifying undervalued sectors and securities. Specifically, the manager:

.. Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

.. Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

.. Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:

.. Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio

.. Prepayment risk (or call risk). As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities

.. Extension risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

.. The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

.. Changes in interest rates or the value of securities cause the value of options or futures contracts held by the fund to decline, resulting in disproportionate losses to the fund's portfolio

Who may want to invest in the fund

The fund may be an appropriate investment if you:

.. Are seeking income consistent with preservation of capital

.. Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

 SMITH BARNEY INVESTMENT SERIES

Performance information






The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns Table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart and the Average Annual Total Returns table do not reflect the impact of any fees that are paid by the separate accounts or qualified plans through which shares of the fund are sold. If they did, the returns would be lower than those shown. The performance for the fund in the Average Annual Total Returns table reflects the reinvestment of distributions and dividends. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



Highest and Lowest Quarter Returns (for periods shown in the bar chart)



Highest: 5.92% in 4th Quarter (12/31/00)


Lowest: (0.53)% in 4th Quarter (12/31/01)

      [CHART]

Calendar Year Total Returns

 2000     2001      2002
------   ------   -------
14.06%   5.87%     7.92%

Calendar years ended December 31







Average Annual Total Returns (for periods ended 12/31/02)
-------------------------------------------------------------------
                                                    Since Inception
                                         1 Year Inception      Date
-------------------------------------------------------------------
Fund                                      7.92%     8.11%  09/15/99
-------------------------------------------------------------------
Lehman Brothers Government Bond Index(1) 11.50%     7.77%       (2)
-------------------------------------------------------------------




(1)The Lehman Brothers Government Bond Index is a broad-based unmanaged index of U.S. Treasury and agency fixed coupon securities with maturities no less than one year. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.


(2)Index comparison begins on 09/30/99.



Fee table

--------------------------------------------------------------------------------

This table sets forth the fees and expenses you may pay if you invest in fund shares. The fee information here does not include the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. For those fees, you should review the prospectus for your variable annuity or variable life insurance contract or the information provided by your qualified plan.



                Shareholder fees
                (fees paid directly from your investment)  None
                -----------------------------------------------

                Annual fund operating expenses
                (expenses deducted from fund assets)
                -----------------------------------------------
                Management fee                            0.60%
                -----------------------------------------------
                Distribution and service (12b-1) fees      None
                -----------------------------------------------
                Other expenses                            0.40%
                -----------------------------------------------
                Total annual fund operating expenses*     1.00%
                -----------------------------------------------


* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be 0.80%. These fee waivers and reimbursements may be reduced or terminated at any time.


 SMITH BARNEY INVESTMENT SERIES

Example
--------------------------------------------------------------------------------



This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not take into account the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. The example assumes:



..  You invest $10,000 in the fund for the period shown


..  Your investment has a 5% return each year


.. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same



      Number of years you own your shares 1 year 3 years 5 years 10 years
      -------------------------------------------------------------------
                                           $102   $318    $552    $1,225
      -------------------------------------------------------------------


 SMITH BARNEY INVESTMENT SERIES

More on the Portfolios' Investments

Equity securities
ALL PORTFOLIOS EXCEPT SMITH BARNEY GOVERNMENT PORTFOLIO

Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, baskets of equity securities such as exchange traded funds, and warrants and rights relating to equity securities.

Securities of foreign issuers
ALL PORTFOLIOS EXCEPT SMITH BARNEY GOVERNMENT PORTFOLIO

Smith Barney Large Cap Core Portfolio and Smith Barney Growth and Income Portfolio may invest up to 20% of their assets, and Smith Barney Premier Selections All Cap Growth Portfolio up to 25% of its assets, in foreign securities, including those of issuers in emerging market countries.


Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since each fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. On January 1, 2002, the countries participating in the European Economic and Monetary Union adopted the euro as their sole currency. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the European Economic and Monetary Union in the face of changing economic conditions. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.


Derivative transactions
ALL PORTFOLIOS

The funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

.. To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities


.. As a cash flow management technique


.. To enhance a fund's return

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately or as anticipated to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Short Sales
ALL PORTFOLIOS EXCEPT SMITH BARNEY GOVERNMENT PORTFOLIO


The funds may engage in short sales. Losses from short sales may be unlimited.


Interest Rate Risk
SMITH BARNEY GOVERNMENT PORTFOLIO

In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the fund's share price to go down.

Short-term and defensive investments
ALL PORTFOLIOS

While each fund intends to be substantially fully invested in equity securities (or with respect to the Smith Barney Government Portfolio, U.S. government debt securities), each fund may maintain a portion of its assets (normally not more than 10%) in money market instruments and/or cash to pay expenses and meet redemption requests.

Also, each of the funds may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt instruments or cash. If a fund takes a temporary defensive position, it may be unable to achieve its investment objective.

 SMITH BARNEY INVESTMENT SERIES

Special restrictions
ALL PORTFOLIOS EXCEPT SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Each fund, except Smith Barney Premier Selections All Cap Growth Portfolio, will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.

Goals/Policies
ALL PORTFOLIOS

Each fund's goal and investment policies generally may be changed by the trustees without shareholder approval.

Each of the Large Cap Core and Government Portfolios has a policy to invest at least 80% of its net assets in certain securities and related investments suggested by the fund's name. As to each of these funds, the policy may be changed with at least 60 days' prior notice to shareholders.

Master/feeder option

Each of the funds may in the future seek to achieve its investment objective by investing its assets in one or more investment companies. Shareholders of such a fund will be given at least 30 days' prior notice of any such investment.

 SMITH BARNEY INVESTMENT SERIES

Management


The manager is a subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. The manager's address is 399 Park Avenue, New York, New York 10022.


The portfolio managers

The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated below. The table also shows the business experience of each portfolio manager.


Fund                                    Portfolio Manager(s) Since Past 5 Years' Business Experience
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap  Alan Blake          2001  investment officer of the manager and managing director of
 Growth -- Large Cap Growth Segment                                Salomon Smith Barney
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap  Larry Weissman      1999  investment officer of the manager and managing director of
 Growth -- Mid Cap Growth Segment                                  Salomon Smith Barney
 and Smith Barney Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap  Timothy Woods, CFA  2001  investment officer of the manager and managing director of
 Growth -- Small Cap Growth Segment                                Salomon Smith Barney since 1999; prior to 1999, principal
                                                                   and portfolio manager of Banker''s Trust
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Growth and Income           Michael Kagan       2000  investment officer of the manager and managing director of
                                                                   Salomon Smith Barney
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Government                  Roger Lavan         2002  investment officer of the manager and managing director of
                                                                   Salomon Brothers Asset Management Inc
------------------------------------------------------------------------------------------------------------------------------
                                         Francis Mustaro     2002  investment officer of the manager and director of Citibank,
                                                                   N.A.
------------------------------------------------------------------------------------------------------------------------------


Management fees

For its services, the manager receives a fee equal on an annual basis to 0.75% of the average daily net assets of each of Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio and Smith Barney Growth and Income Portfolio and 0.60% of the average daily net assets of Smith Barney Government Portfolio. For the fiscal year ended October 31, 2002, the manager waived a portion of the management fees payable by the Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio so that each fund paid an effective management fee of 0.60%, 0.61% and 0.40%, respectively.


 SMITH BARNEY INVESTMENT SERIES

Share Transactions

Availability of shares

Individuals may not purchase shares directly from the funds. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the funds.

Each fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the funds described in this prospectus. Shares of the funds are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in a fund could conflict due to differences of tax treatment and other considerations. The funds currently do not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more funds and shares of another fund may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the funds' shareholders. Each fund reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each fund may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the fund of securities is not reasonably practicable or it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

.. as permitted by SEC order in extraordinary circumstances.

 SMITH BARNEY INVESTMENT SERIES

Distributions, Dividends and Taxes

Taxes


Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. Distributions made by a fund to an insurance company separate account, and exchanges and redemptions of fund shares made by a separate account ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus for information regarding the federal income tax treatment of the separate accounts and the holders of the contracts.


Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The funds normally pay dividends and distribute capital gains, if any, as follows:

--------------------------------------------------------------------------------

                                   Income       Capital Distributions
                                 Dividend          Gain        Mostly
Fund                        Distributions Distributions          From
---------------------------------------------------------------------
Smith Barney Premier
 Selections All Cap Growth       Annually      Annually Capital Gain
---------------------------------------------------------------------
Smith Barney Large Cap Core      Annually      Annually Capital Gain
---------------------------------------------------------------------
Smith Barney Growth and
 Income                          Annually      Annually         Both
---------------------------------------------------------------------
Smith Barney Government          Annually      Annually       Income
---------------------------------------------------------------------

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

 SMITH BARNEY INVESTMENT SERIES

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. The price of each fund's shares is based on its net asset value. Each fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). Each fund, with the exception of the Government Portfolio, may invest in securities issued by foreign issuers; such securities may trade on weekends or other days on which a fund does not price its shares and thus the value of the fund's shares may change on days when you will not be able to purchase or redeem the fund's shares.


The funds generally value their securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the funds' board. A fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated.



A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. Short-term investments that have a maturity of more than 60 days generally are valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.


In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 SMITH BARNEY INVESTMENT SERIES

                                                           Financial Highlights



        The financial highlights tables are intended to help you understand the performance of each fund since inception. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2002, 2001 and 2000 was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements are included in the annual report (available upon request). The information in the following tables for the fiscal year ended October 31, 1999 has been audited by other independent auditors.

 SMITH BARNEY INVESTMENT SERIES

For a share of beneficial interest outstanding throughout the year (except as noted) ended October 31:

Smith Barney Premier Selections All Cap Growth Portfolio


-----------------------------------------------------------------------------
                                             2002     2001   2000(1) 1999(2)
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $10.73   $14.48  $10.11 $10.00
-----------------------------------------------------------------------------
Income (loss) From Operations:
  Net investment income (loss)(4)            (0.03)     0.02    0.09   0.01
  Net realized and unrealized gain (loss)    (1.73)   (3.69)    4.30   0.10
-----------------------------------------------------------------------------
Total Income (Loss) From Operations          (1.76)   (3.67)    4.39   0.11
-----------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.01)   (0.04)  (0.02)     --
  Net realized gains                             --   (0.04)      --     --
-----------------------------------------------------------------------------
Total Distributions                          (0.01)   (0.08)  (0.02)     --
-----------------------------------------------------------------------------
Net Asset Value, End of Year                  $8.96   $10.73  $14.48 $10.11
-----------------------------------------------------------------------------
Total Return                               (16.44)% (25.45)%  43.43%  1.10%++
-----------------------------------------------------------------------------
Net Assets, End of Year (000s)              $28,628  $34,384 $21,419 $3,032
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)(4)                              0.95%    0.95%   0.95%  0.95%+
  Net investment income (loss)               (0.25)     0.16    0.72   1.00+
-----------------------------------------------------------------------------
Portfolio Turnover Rate                         58%     116%     58%     8%
-----------------------------------------------------------------------------

Smith Barney Large Cap Core Portfolio
-----------------------------------------------------------------------------
                                             2002     2001   2000(1) 1999(2)
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $8.96   $12.14  $10.51 $10.00
-----------------------------------------------------------------------------
Income (loss) From Operations:
  Net investment income(5)                     0.02     0.04    0.05   0.01
  Net realized and unrealized gain (loss)    (1.72)   (3.19)    1.59   0.50
-----------------------------------------------------------------------------
Total Income (Loss) From Operations          (1.70)   (3.15)    1.64   0.51
-----------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.02)   (0.03)  (0.01)     --
-----------------------------------------------------------------------------
Total Distributions                          (0.02)   (0.03)  (0.01)     --
-----------------------------------------------------------------------------
Net Asset Value, End of Year                  $7.24    $8.96  $12.14 $10.51
-----------------------------------------------------------------------------
Total Return                               (18.94)% (26.03)%  15.61%  5.10%++
-----------------------------------------------------------------------------
Net Assets, End of Year (000s)              $61,139  $67,093 $49,630 $5,274
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)(5)                              0.93%    0.93%   0.95%  0.95%+
  Net investment income                        0.24     0.42    0.42   0.67+
-----------------------------------------------------------------------------
Portfolio Turnover Rate                         45%      26%     30%     6%
-----------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.

(2)For the period from September 15, 1999 (commencement of operations) to October 31, 1999.

(3)As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.


(4)For the Smith Barney Premier Selections All Cap Growth Portfolio, the Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $45,159, $30,419 and $13,182 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:



                                                                               Expense Ratios
                                          Net Investment Income (Loss)    Without Fee Waivers and/or
                                          Per Share (Increases) Decreases  Expense Reimbursements
                                          ------------------------------- -----------------------
                                           2002     2001    2000   1999   2002    2001  2000   1999
                                           -------   -----  -----  -----  -----   ----- ----- -----
   Smith Barney Premier Selections All
    Cap Growth Portfolio                  $(0.02)   $0.02   $0.15  $0.05  1.11%   1.08% 2.14% 5.35%+


(5)For the Smith Barney Large Cap Core Portfolio, the Manager waived all or a portion of its fees for the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $20,272 for the period ended October 31, 1999. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                      Expense Ratios
                                Net Investment Income Without Fee Waivers and/or
                                Per Share Decreases   Expense Reimbursements
                                --------------------- -------------------------
                                2000       1999       2000          1999
                                -----      -----      -----        -----
   Smith Barney Large Cap
    Core Portfolio              $0.07      $0.05      1.55%        5.00%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

 SMITH BARNEY INVESTMENT SERIES

For a share of beneficial interest outstanding throughout the year (except as noted) ended October 31:


Smith Barney Growth and Income Portfolio


----------------------------------------------------------------------------------

                                               2002(1)    2001    2000(1) 1999(2)
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $    8.15 $   10.77  $10.10 $10.00
----------------------------------------------------------------------------------
Income (loss) From Operations:
  Net investment income(3)(5)                      0.02      0.05    0.16   0.01
  Net realized and unrealized gain (loss)(5)     (1.20)    (2.58)    0.53   0.09
----------------------------------------------------------------------------------
Total Income (Loss) From Operations              (1.18)    (2.53)    0.69   0.10
----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.02)    (0.05)  (0.02)     --
  Net realized gains                                 --    (0.04)      --     --
----------------------------------------------------------------------------------
Total Distributions                              (0.02)    (0.09)  (0.02)     --
----------------------------------------------------------------------------------
Net Asset Value, End of Year                      $6.95 $    8.15  $10.77 $10.10
----------------------------------------------------------------------------------
Total Return                                   (14.47)%  (23.63)%   6.86%  1.00%++
----------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $  36,730 $  31,576 $18,089 $3,045
----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)(7)                                  0.95%     0.95%   0.95%  0.95%+
  Net investment income(5)                         0.40      0.53    1.54   0.69+
----------------------------------------------------------------------------------
Portfolio Turnover Rate                             48%       68%     72%     1%
----------------------------------------------------------------------------------


Smith Barney Government Portfolio


 ------------------------------------------------------------------------------

                                               2002(1)  2001   2000(1) 1999(2)
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year            $ 11.44 $ 10.62 $10.13  $10.00
 ------------------------------------------------------------------------------
 Income From Operations:
   Net investment income(4)(6)                    0.35    0.52   0.53    0.05
   Net realized and unrealized gain (loss)(6)     0.13    0.87   0.12    0.08
 ------------------------------------------------------------------------------
 Total Income From Operations                     0.48    1.39   0.65    0.13
 ------------------------------------------------------------------------------
 Less Distributions From:
   Net investment income                        (0.11)  (0.57) (0.16)      --
   Net realized gains                           (0.07)      --     --      --
 ------------------------------------------------------------------------------
 Total Distributions                            (0.18)  (0.57) (0.16)      --
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year                  $ 11.74 $ 11.44 $10.62  $10.13
 ------------------------------------------------------------------------------
 Total Return                                    4.20%  13.56%  6.55%   1.30%++
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)                $84,104 $13,410 $4,996  $5,066
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Interest expense                              0.03%      --     --      --
   Operating expense                              0.77   0.80%  0.80%   0.80%+
   Total expense(4)(8)                            0.80    0.80   0.80    0.80+
   Net investment income(6)                       3.17    4.47   5.19    4.36+
 ------------------------------------------------------------------------------
 Portfolio Turnover Rate                          145%     90%     0%      0%
 ------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.

(2)For the period from September 15, 1999 (commencement of operations) to October 31, 1999.


(3)For the Smith Barney Growth and Income Portfolio, the Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $61,498, $21,016 and $12,636 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:



                                                                        Expense Ratios Without Fee Waivers and/or Expense
                              Net Investment Income Per Share Decreases      Reimbursements
                              ----------------------------------------- ------------------------------------------------
                              2002       2001       2000      1999      2002         2001        2000         1999
                              -----      -----      -----     -----     -----        -----       -----       -----
    Smith Barney Growth and
    Income Portfolio          $0.01      $0.02      $0.12     $0.05     1.09%        1.18%       2.05%       5.22%+



 SMITH BARNEY INVESTMENT SERIES

(4)For the Smith Barney Government Portfolio, the Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $57,022, $33,010 and $14,291 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:



                                                                       Expense Ratios Without Fee Waivers and/or Expense
                             Net Investment Income Per Share Decreases      Reimbursements
                             ----------------------------------------- ------------------------------------------------
                             2002       2001       2000      1999      2002         2001        2000         1999
                             -----      -----      -----     -----     -----        -----       -----       -----
    Smith Barney Government
     Portfolio               $0.02      $0.06      $0.13     $0.04     1.00%        1.30%       2.06%       3.73%+



(5)As required, effective November 1, 2001, the Smith Barney Growth and Income Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The impact of this change on the ratio of net investment income to average net assets was less than 0.01% for the year ended October 31, 2002.



(6)As required, effective November 1, 2001, the Smith Barney Government Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Without adoption of changes in the accounting method for the Smith Barney Government Portfolio, for the year ended October 31, 2002, those amounts would have been $0.36, $0.12 and 3.32% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.



(7)As a result of voluntary expense limitation, the expense ratio will not exceed 0.95%.



(8)As a result of voluntary expense limitation, the expense ratio will not exceed 0.80%.


 ++Total return is not annualized, as it may not be representative of the total return for the year.

 +Annualized.

 SMITH BARNEY INVESTMENT SERIES

[LOGO] Smith Barney Mutual Funds
Your Serious Money. Profesionally Managed./SM/

Smith Barney Investment Series

Smith Barney Premier Selections All Cap Smith Barney Growth and Income Portfolio
Growth Portfolio
                                        Smith Barney Government Portfolio
Smith Barney Large Cap Core Portfolio

Additional Information About the Portfolios

SHAREHOLDER REPORTS
Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year or period.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about each fund. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge), by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the funds at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(SM) Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)


L-18420       2/03

                                  PROSPECTUS




                              SMITH BARNEY LARGE
                                 CAP CORE FUND


      Class A, B, L, Y and 1 Shares
      February 28, 2003



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed. /SM/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

Smith Barney Large Cap Core Fund

  Contents
               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  8

               Choosing a class of shares to buy............  9

               Comparing the fund's classes................. 11

               Sales charges................................ 12

               More about deferred sales charges............ 15

               Buying shares................................ 16

               Exchanging shares............................ 17

               Redeeming shares............................. 19

               Other things to know about share transactions 21

               Dividends, distributions and taxes........... 23

               Share price.................................. 24

               Financial highlights......................... 25


                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks capital appreciation.

Principal investment strategies

Key investments Under normal market conditions, the fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity markets are considered large cap issuers. Companies whose capitalizations no longer meet this definition after purchase by the fund are still considered to have large market capitalizations for the purposes of the 80% policy. At December 31, 2002, issuers within the top 1000 stocks had market capitalizations of at least $1.057 billion. This number will change with changes in the market. The fund may also invest in securities issued by smaller companies.


Selection process The manager uses a "bottom-up" strategy, primarily focusing on individual security selection, with less emphasis on industry and sector allocation. The manager selects investments for their capital appreciation potential; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for companies thought to have:

[_]Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector [_]Value characteristics, including low price/earnings ratios and other statistics indicating that a security is undervalued
[_]Increasing profits and sales
[_]Competitive advantages that could be more fully exploited

[_]Skilled management that is committed to long-term growth
[_]Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth potential, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."


Smith Barney Large Cap Core Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_]Stock prices decline generally
[_]Large capitalization companies fall out of favor with investors
[_]The manager's judgment about the attractiveness, value or potential appreciation of particular investments proves to be incorrect
[_]Portfolio companies do not meet earnings expectations or other events depress the value of those companies' stocks

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Who may want to invest The fund may be an appropriate investment if you:

[_]Are an aggressive investor seeking to participate in the long term growth potential of the stock market
[_]Are willing to accept the risks of investing in common stocks


                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart shows performance of the fund's Class 1 shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class 1, A, B, L and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, redemption of shares at the end of the period and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.



                    Calendar Year Total Returns -- Class 1


                                    [CHART]


1993    1994     1995    1996    1997    1998    1999   2000    2001      2002
----    ----     ----    ----    ----    ----    ----   ----    ----      ----
9.37%  (2.29)%  32.84%  18.89%  27.70%  28.50%  29.05% (5.28)% (14.84)% (26.32)%

Calendar years ended December 31



Highest and Lowest Quarter Returns


(for periods shown in the bar chart)


Highest: 23.52% in 4th Quarter (12/31/98)


Lowest: (16.72)% in 3rd Quarter (9/30/02)



Smith Barney Large Cap Core Fund

 Average Annual Total Returns


 (for periods ended 12/31/02)



                                                        Since    Inception
                            1 year  5 years  10 years Inception*   Date
      Class 1 Return
      Before Taxes         (32.59)%  (2.04)%   6.87%        --   04/14/87
      Class 1 Return After
      Taxes on
      Distributions (1)    (32.60)%  (3.14)%   4.70%        --   04/14/87
      Class 1 Return After
      Taxes on
      Distributions and
      Sale of Fund Shares
      (1)                  (20.00)%  (1.37)%   5.26%        --   04/14/87
      Class A Return
      Before Taxes         (30.71)%  (1.81)%    n/a       4.31%  08/18/96
      Class B Return
      Before Taxes         (31.31)%  (1.70)%    n/a       4.36%  08/18/96
      Class L Return
      Before Taxes         (28.61)%    n/a      n/a     (23.55)% 09/19/00
      Class Y Return
      Before Taxes            n/a      n/a      n/a        n/a   (2)
      S&P 500 Index (3)    (22.09)%  (0.58)%   9.34%       n/a   (4)


(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class 1 shares only. After-tax returns for Class A, Class B, Class L, and Class Y shares will vary.


(2) No Class Y shares were outstanding for the calendar year ended 12/31/02.


(3) The S&P 500 index is a market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.


(4) The total return of the S&P 500 Index since the inception of each of the Class A, B and L shares is 6.05%, 6.05% and (18.74)%, respectively.


* Information is provided only for classes with less than 10 years performance history.



                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your
investment)                        Class A Class B Class L Class Y Class 1
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)          5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or
redemption)                         None*   5.00%   1.00%   None     None

                        Annual fund operating expenses


(expenses deducted from fund assets) Class A Class B Class L Class Y Class 1
      Management fee                  0.58%   0.58%   0.58%   0.58%   0.58%
      Distribution and service
      (12b-1) fees                    0.25%   1.00%   1.00%    None    None
      Other expenses**                0.97%   1.01%   0.42%   0.97%   0.32%
                                      -----   -----   -----   -----   -----
      Total annual fund
      operating expenses              1.80%   2.59%   2.00%   1.55%   0.90%

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares,"Other expenses" have been estimated because no Class Y shares were outstanding during the fund's last fiscal year.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge

[_] The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same



Smith Barney Large Cap Core Fund

                      Number of years you own your shares


                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)   $674  $1,038  $1,426   $2,510
     Class B (redemption at end of period)  $762  $1,105  $1,475   $2,732
     Class B (no redemption)                $262  $  805  $1,375   $2,732
     Class L (redemption at end of period)  $401  $  721  $1,167   $2,404
     Class L (no redemption)                $301  $  721  $1,167   $2,404
     Class Y (with or without redemption)   $158  $  490  $  845   $1,845
     Class 1 (with or without redemption)   $934  $1,113  $1,306   $1,864


  More on the fund's investments

Equity securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, baskets of equity securities such as exchange traded funds, and warrants and rights relating to equity securities.

Foreign investments The fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. In addition, there is a possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the fund from realizing value in U.S. dollars from its investment in foreign securities. On January 1, 2002, the countries participating in the European Economic and Monetary Union (EMU) adopted the euro as their sole currency. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.


Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities



                                                      Smith Barney Mutual Funds
indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]As a substitute for buying or selling securities

[_]As a cash flow management technique

[_]To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately or as anticipated to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Short sales The fund may engage in short sales. Losses from short sales may be unlimited.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Special restrictions The fund will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.

  Management

Manager The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


Smith Barney Large Cap Core Fund

Lawrence Weissman, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since 1997. From 1995 to 1997, Mr. Weissman was a portfolio manager with Neuberger & Berman, LLC. Mr. Weissman has more than 17 years of securities business experience.


Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.58% of the fund's average daily net assets.


Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_]If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.
[_]For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.


                                                      Smith Barney Mutual Funds

[_]Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_]A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
[_]The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                            Initial           Additional
                                  Classes A, B, L   Class Y   All Classes
      General                         $1,000      $15 million     $50
      IRAs, Self Employed
      Retirement Plans, Uniform
      Gifts or Transfers to Minor
      Accounts                         $250       $15 million     $50
      Qualified Retirement Plans*      $25        $15 million     $25
      Simple IRAs                       $1            n/a         $1
      Monthly Systematic
      Investment Plans                 $25            n/a         $25
      Quarterly Systematic
      Investment Plans                 $50            n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.


Smith Barney Large Cap Core Fund

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                   Class A         Class B        Class L         Class Y          Class 1
Key features   .Initial sales  .No initial     .Initial sales .No initial or  .Only avail-
                charge          sales charge    charge is      deferred        able to
               .You may        .Deferred        lower than     sales charge    eligible
                qualify for     sales charge    Class A       .Must invest     Class 1
                reduction       declines       .Deferred       at least $15    shareholders
                or waiver of    over time       sales charge   million        .You may
                initial sales  .Converts to     for only 1    .Lower           qualify for
                charge          Class A after   year           annual          reduction or
               .Lower           8 years        .Does not       expenses        waiver of
                annual         .Higher          convert to     than the        initial sales
                expenses        annual          Class A        other classes   charge
                than Class B    expenses       .Higher                        .Higher ini-
                and Class L     than Class A    annual ex-                     tial sales
                                                penses than                    charge
                                                Class A                       .Lower
                                                                               annual
                                                                               expenses
                                                                               than Class A,
                                                                               B and L
-----------------------------------------------------------------------------------------------
Initial sales  Up to 5.00%;    None            1.00%          None            Up to 8.50%;
charge         reduced for                                                    reduced for
               large                                                          large
               purchases and                                                  purchases
               waived for
               certain
               investors. No
               charge for
               purchases of
               $1,000,000 or
               more
-----------------------------------------------------------------------------------------------
Deferred       1.00% on        Up to 5.00%     1.00% if you   None            None
sales charge   purchases of    charged when    redeem within
               $1,000,000 or   you redeem      1 year of
               more if you     shares. The     purchase
               redeem within   charge is
               1 year of       reduced over
               purchase        time and there
                               is no deferred
                               sales charge
                               after 5 years
-----------------------------------------------------------------------------------------------
Annual distri- 0.25% of        1.00% of        1.00% of       None            None
bution and     average daily   average daily   average daily
service fees   net assets      net assets      net assets
-----------------------------------------------------------------------------------------------
Exchange       Class A shares  Class B shares  Class L shares Class Y shares  Class 1 Shares
Privilege*     of most Smith   of most Smith   of most Smith  of most Smith   of Smith
               Barney funds    Barney funds    Barney funds   Barney funds    Barney funds
                                                                              that offer
                                                                              Class 1 shares
                                                                              and Class A
                                                                              shares of certain
                                                                              other Smith
                                                                              Barney funds
-----------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


                                     Sales Charge Sales Charge Broker/Dealer
                                      as a % of     as a % of    commission
                                       offering    net amount    as a % of
   Amount of purchase                 price (%)   invested (%) offering price
   Less than $25,000                     5.00         5.26             4.50
   $25,000 but less than $50,000         4.25         4.44             3.83
   $50,000 but less than $100,000        3.75         3.90             3.38
   $100,000 but less than $250,000       3.25         3.36             2.93
   $250,000 but less than $500,000       2.75         2.83             2.48
   $500,000 but less than $1,000,000     2.00         2.04             1.80
   $1,000,000 or more                     -0-          -0-      up to 1.00*

*A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Smith Barney Large Cap Core Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]   by you, or
[_]  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]Employees of NASD members
[_]Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_]Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase   1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge 5%  4%  3%  2%  1%        0%


Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.



                                                      Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:             Shares issued:         Shares issued:
At initial purchase        On reinvestment of     Upon exchange from
                           dividends and          another Smith Barney
                           distributions          fund
Eight years after the date In same proportion     On the date the shares
of purchase payment        as the number of       originally acquired
                           Class B shares         would have converted
                           converting is to total into Class A shares
                           Class B shares you
                           own (excluding
                           shares issued as
                           dividends)


Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of certain other Smith Barney Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2003.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares serviced by them.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Class 1 shares (available through certain Service Agents)
Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.


Smith Barney Large Cap Core Fund

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.




                                  Sales Charge Sales Charge Broker/Dealer
                                   as a % of    as a % of     Commission
                                    offering    net amount    as a % of
Amount of purchase                 price (%)   invested (%) offering price
Less than $10,000                     8.50         9.29          7.00
$10,000 but less than $25,000         7.75         8.40          6.25
$25,000 but less than $50,000         6.00         6.38          5.00
$50,000 but less than $100,000        4.50         4.71          3.75
$100,000 but less than $250,000       3.50         3.63          3.00
$250,000 but less than $400,000       2.50         2.56          2.00
$400,000 but less than $600,000       2.00         2.04          1.60
$600,000 but less than $5,000,000     1.00         1.01          0.75
$5,000,000 or more                    0.25         0.25          0.20


  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.


                                                      Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]On certain distributions from a retirement plan
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares


          Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:

                    [_]Class of shares being bought
                    [_]Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.
   --------------------------------------------------------------------------
   Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                    [_]Write to the fund at the following address:
                        Smith Barney Investment Series
                        Large Cap Core Fund
                        (Specify class of shares)
                        c/o PFPC Global Fund Services
                        P.O. Box 9699
                        Providence, RI 02940-9699
                    [_]Enclose a check to pay for the shares. For initial
                       purchases, complete and send an account
                       application.
                    [_]For more information, please call Smith Barney
                       Shareholder Services at 1-800-451-2010.



Smith Barney Large Cap Core Fund

 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-tain money market funds, in order to buy shares on a regular basis.

                 [_]Amounts transferred should be at least:
                    $25 monthly or $50 quarterly.
                 [_]If you do not have sufficient funds in your account
                    on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange into a distinctive family other Smith Barney mutual funds. Be sure to read of mutual funds the prospectus of the Smith Barney mutual fund into tailored to help which you are exchanging. An exchange is a taxable meet the varying transaction.
 needs of both large
           and small [_]You may exchange shares only for shares of the
          investors.    same class of another Smith Barney mutual fund.
                        Class 1 shares may also be exchanged for Class A
                        shares of certain Smith Barney mutual funds. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A, Class B, Class L and Class 1
                        shares are subject to minimum investment
                        requirements (except for systematic investment plan
                        exchanges), and all shares are subject to the other
                        requirements of the fund into which exchanges are
                        made.
                     [_]If you hold share certificates, the applicable sub-
                        transfer agent must receive the certificates endorsed
                        for transfer or with signed stock powers (documents
                        transferring ownership of certificates) before the
                        exchange is effective.


                                                      Smith Barney Mutual Funds

                   [_]The fund may suspend or terminate your exchange
                      privilege if you engage in an excessive pattern of exchanges.
  ---------------------------------------------------------------------------
         Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
           charges
                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you ex-change at any time into a fund with a lower charge, the sales charge will not be reduced.
  ---------------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                   Stock Exchange is open. For clients of a PFS Invest-ments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other share-holders should call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                   (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
  ---------------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at its address on the following page.



Smith Barney Large Cap Core Fund

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds normally will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-
                count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
      -------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                For clients of a PFS Investments Inc. Registered Repre-sentative, write to Primerica Shareholder Services at the following address:

                    Primerica Shareholder Services
                    P.O. Box 9662
                    Providence, RI 02940-9662

                For all other investors, send your request to PFPC Global Fund Services at the following address:

                    Smith Barney Investment Series
                    Large Cap Core Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699



                                                      Smith Barney Mutual Funds

                 Your written request must provide the following:

                 [_]  The name of the fund and account number
                 [_]  The class of shares and the dollar amount or
                       number of shares to be redeemed
                 [_]  Signatures of each owner exactly as the account is
                       registered
--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts
                 up to $50,000 per day through the fund. You must
                 complete an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions
                 by telephone on any day the New York Stock Exchange
                 is open. For clients of a PFS Investments Inc. Registered
                 Representative, call Primerica Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                 (Eastern time). All other shareholders should call Smith
                 Barney Shareholder Services at 1-800-451-2010 between
                 9:00 a.m. and 4:00 p.m. (Eastern time). Requests re-
                 ceived after the close of regular trading on the Ex-
                 change are priced at the net asset value next
                 determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization form
                 to change the bank account designated to receive wire
                 or electronic transfers and you may be asked to provide
                 certain other documents. A sub-transfer agent may
                 charge a fee on a wire or an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_] Your shares must not be represented by certificates
                 [_]  All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



Smith Barney Large Cap Core Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


The fund's sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor sub-transfer agents will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]Are redeeming over $50,000
[_]Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_]Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions
[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission


                                                      Smith Barney Mutual Funds

[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Record ownership If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. For these purposes, a distributor's financial consultants are not considered Service Agents.


Smith Barney Large Cap Core Fund

  Dividends, distributions and taxes


The following discussion is very general. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, you will have to pay federal incomes taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash or reinvested in additional shares). Any tax liability that you owe as a result of any of these taxable events is your responsibility. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:



Transaction                                  Federal tax status
Redemption or exchange of shares             Usually capital gain or loss; long-
                                             term only if shares owned more
                                             than one year
Distributions of net capital gain (excess of Long-term capital gain net long-term capital gain over net short-
term capital loss)
Ordinary dividends (including                Ordinary income
distributions of net short-term capital
gain)



Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a distribution or a dividend because it will be taxable to you even though it may effectively be a return of a portion of your investment.





After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are not a citizen or resident of the



                                                      Smith Barney Mutual Funds

United States, the fund will withhold federal income tax on ordinary dividends and other payments that are subject to such withholding. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.


The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. The fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund and the value of your shares could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.


Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.



Smith Barney Large Cap Core Fund

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past five years or since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2000 through October 31, 2002, was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following tables for the fiscal years ended October 31, 1998 and 1999 has been audited by other independent auditors. No information is presented for Class Y shares of the fund because no Class Y shares were outstanding for the years shown.


  For a Class 1 share of beneficial interest outstanding throughout each year ended October 31:


                                   2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
----------------------------------------------------------------------------------
Net asset value, beginning of year $ 17.55   $ 26.52    $24.36    $19.59   $20.94
----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                0.05      0.11      0.07      0.08     0.13
 Net realized and unrealized gain
  (loss)                             (3.39)    (6.70)     3.74      6.62     2.10
----------------------------------------------------------------------------------
Total income (loss) from
 operations                          (3.34)    (6.59)     3.81      6.70     2.23
----------------------------------------------------------------------------------
Less distributions from:
 Net investment income               (0.09)    (0.06)    (0.07)    (0.11)   (0.17)
 Net realized gains                  (0.01)    (2.32)    (1.58)    (1.82)   (3.41)
 Capital                             (0.01)       --        --        --       --
----------------------------------------------------------------------------------
Total distributions                  (0.11)    (2.38)    (1.65)    (1.93)   (3.58)
----------------------------------------------------------------------------------
Net asset value, end of year       $ 14.10   $ 17.55    $26.52    $24.36   $19.59
----------------------------------------------------------------------------------
Total return                        (19.20)%  (26.67)%   16.12%    35.60%   12.54%
----------------------------------------------------------------------------------
Net assets, end of year (millions) $ 2,303   $ 3,177    $4,691    $4,475   $3,657
----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                             0.90%     0.73%     0.70%     0.76%    0.78%
 Net investment income                0.31      0.55      0.26      0.34     0.63
----------------------------------------------------------------------------------
Portfolio turnover rate                 38%       27%       34%       37%     113%
----------------------------------------------------------------------------------


(1)Per share amounts have been calculated using the monthly average shares method.


                                                      Smith Barney Mutual Funds

  For a Class A share of beneficial interest outstanding throughout each year (except where noted) ended October 31:


                               2002/(1)/  2001/(1)/   2000/(1)/ 1999/(1)/  1998
---------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $ 17.41   $    26.41    $24.29    $19.54   $20.89
---------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)    (0.10)       (0.01)    (0.02)     0.02     0.05
 Net realized and unrealized
  gain (loss)                    (3.37)       (6.67)     3.73      6.60     2.13
---------------------------------------------------------------------------------
Total income (loss) from
 operations                      (3.47)       (6.68)     3.71      6.62     2.18
---------------------------------------------------------------------------------
Less distributions from:
 Net investment income              --           --     (0.01)    (0.05)   (0.12)
 Net realized gains              (0.01)       (2.32)    (1.58)    (1.82)   (3.41)
 Capital                            --           --        --        --       --
---------------------------------------------------------------------------------
Total distributions              (0.01)       (2.32)    (1.59)    (1.87)   (3.53)
---------------------------------------------------------------------------------
Net asset value, end of year   $ 13.93   $    17.41    $26.41    $24.29   $19.54
---------------------------------------------------------------------------------
Total return                    (19.94)%     (27.12)%   15.69%    35.24%   12.27%
---------------------------------------------------------------------------------
Net assets, end of year
 (millions)                    $   352   $      425    $  510    $  344   $  180
---------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                         1.80%        1.34%     1.04%     1.01%    1.02%
 Net investment income (loss)    (0.59)       (0.06)    (0.07)     0.09     0.38
---------------------------------------------------------------------------------
Portfolio turnover rate             38%          27%       34%       37%     113%
---------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.


Smith Barney Large Cap Core Fund

  For a Class B share of beneficial interest outstanding throughout each year (except where noted) ended October 31:


                                   2002/(1)/ 2001/(1)/ 2000/(1)/     1999/(1)/       1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of year $ 16.86   $ 25.81    $23.95    $19.37            $20.75
---------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                 (0.22)    (0.15)    (0.23)    (0.14)            (0.11)
 Net realized and unrealized gain
  (loss)                             (3.25)    (6.48)     3.67      6.54              2.14
---------------------------------------------------------------------------------------------
Total income (loss) from
 operations                          (3.47)    (6.63)     3.44      6.40              2.03
---------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  --        --        --        --                --
 Net realized gains                  (0.01)    (2.32)    (1.58)    (1.82)            (3.41)
 Capital                                --        --        --        --                --
---------------------------------------------------------------------------------------------
Total distributions                  (0.01)    (2.32)    (1.58)    (1.82)            (3.41)
---------------------------------------------------------------------------------------------
Net asset value, end of year       $ 13.38   $ 16.86    $25.81    $23.95            $19.37
---------------------------------------------------------------------------------------------
Total return                        (20.59)%  (27.59)%   14.76%    34.31%            11.43%
---------------------------------------------------------------------------------------------
Net assets, end of year (millions) $   290   $   393    $  524    $  357            $  182
---------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                             2.59%     2.01%     1.83%     1.76%             1.75%
 Net investment loss                 (1.39)    (0.73)    (0.86)    (0.65)            (0.35)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                 38%       27%       34%       37%              113%
---------------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.


                                                      Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout the period ended October 31:


                                                             2002/(1)/ 2001/(1)/ 2000(1)(2)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $ 17.36   $ 26.41       $27.33
-----------------------------------------------------------------------------------------------
Loss from operations:
 Net investment loss                                           (0.13)    (0.07)       (0.01)
 Net realized and unrealized loss                              (3.35)    (6.66)       (0.91)
-----------------------------------------------------------------------------------------------
Total loss from operations                                     (3.48)    (6.73)       (0.92)
-----------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                            --        --           --
 Net realized gains                                            (0.01)    (2.32)          --
 Capital                                                          --        --           --
-----------------------------------------------------------------------------------------------
Total distributions                                            (0.01)    (2.32)          --
-----------------------------------------------------------------------------------------------
Net asset value, end of year                                 $ 13.87   $ 17.36       $26.41
-----------------------------------------------------------------------------------------------
Total return                                                  (20.05)%  (27.32)%      (3.37)%++
-----------------------------------------------------------------------------------------------
Net assets, end of year (millions)                           $ 4,659   $ 5,326       $  180
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                       2.00%     1.65%        1.54%+
 Net investment loss                                           (0.80)    (0.37)       (0.46)+
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                           38%       27%          34%
-----------------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/For the period from September 19, 2000 (inception date) to October 31,
     2000.
++   Not annualized.
+    Annualized.


Smith Barney Large Cap Core Fund

[LOGO] Smith Barney Mutual Funds
Your Serious Money. Professionally Managed. /SM/

Smith Barney Large Cap Core Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)
FDSB16   02/03

                                  PROSPECTUS



            -------------------------------------------------------

                                 SMITH BARNEY
                              INTERNATIONAL FUND

            -------------------------------------------------------

      Class A, B, L, Y and 1 Shares
      February 28, 2003



      The Securities and Exchange Commission has not approved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


[LOGO] Smith Barney Mutual Funds
Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Smith Barney International Fund
  Contents

Investments, risks and performance...............................  2

More on the fund's investments...................................  9

Management....................................................... 10

Choosing a class of shares to buy................................ 11

Comparing the fund's classes..................................... 13

Sales charges.................................................... 14

More about deferred sales charges................................ 17

Buying shares.................................................... 18

Exchanging shares................................................ 19

Redeeming shares................................................. 21

Other things to know about share transactions.................... 23

Dividends, distributions and taxes............................... 25

Share price...................................................... 26

Financial highlights............................................. 27


                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

Principal investment strategies
Key investments The fund invests primarily in the common stocks of foreign companies that the fund's manager believes have above-average prospects for growth, including companies in emerging markets. Generally, the fund invests in a number of different countries and, under normal circumstances, the fund invests in companies in at least three foreign markets. The fund may invest up to 10% of its net assets (at the time of investment) in issuers located in or doing a substantial portion of their business in emerging markets. Under normal circumstances, the fund also invests primarily in large cap securities. Large cap securities are securities of issuers typically with market capitalizations of $750 million or more.

The fund usually invests in securities listed on securities exchanges, although it may also purchase securities which are not registered for sale to the general public, or, to a limited extent, securities that are not readily marketable. The fund may invest directly in foreign securities or may invest in depositary receipts.

In addition to common stocks, the fund may also invest in other securities including rights to purchase common stocks, preferred stock or warrants, and also, to a limited extent, may purchase shares of other investment companies, including closed end investment companies, that invest in foreign securities.

The fund may, but is not required to, enter into forward currency transactions to buy or sell currencies at a future date. The fund may enter into these forward currency contracts to:

[_]  Settle transactions in securities quoted in foreign currencies
[_] Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar or other currencies

Selection process The manager looks for the securities of well-established, large cap companies (typically with capitalizations of $750 million or more) believed to have superior management teams and histories of above-average revenues and earnings growth which appear to be reasonably valued compared to their long-term earnings potential. The manager uses


Smith Barney International Fund
fundamental analysis to find companies that it believes have growth potential, and looks first at a particular company and then at the country in which the company is located and the industry in which the company participates. The manager eliminates stocks that it believes are overpriced relative to a company's financial statements and projections. The manager then analyzes each company to find those believed to have superior management teams, solid product lines, strong competitive positioning, attractive cash flows and histories of above-average revenues and earnings growth. The manager seeks opportunities to invest in foreign economies that are growing faster than the U.S. economy.

Principal risks of investing in the fund
Investing in foreign issuers may involve unique risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_]  Foreign securities prices decline
[_] Adverse governmental action or political, social, economic or market instability affects a foreign country or region
[_] The currency in which a security is priced declines in value relative to the U.S. dollar
[_] The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect
[_]  Foreign withholding taxes reduce the fund's returns
[_] The economies of foreign countries grow at a slower rate than expected or experience a downturn or recession

In addition, foreign investing involves the following risks:

[_] Many foreign countries the fund invests in have markets that are smaller, less liquid and more volatile than markets in the U.S. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices it considers reasonable.
[_] In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.
[_] Foreign equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.


                                                      Smith Barney Mutual Funds

[_] Enforcing legal rights may be difficult, costly and slow and there may be special problems enforcing claims against foreign governments.
[_] Some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets which may prevent the fund from realizing value in U.S. dollars from its investment in foreign securities.
[_] There may be other governmental or non-governmental actions resulting in expropriations of assets, confiscatory taxation, and limitations on the use or transfer of assets by the fund or the issuers of securities.

Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity, and government actions such as currency controls or seizure of private businesses or property are more likely in emerging markets.

Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

On January 1, 2002, the countries participating in the European Economic and Monetary Union (EMU) adopted the euro as their sole currency. Among other things, the EMU entails sharing an official interest rate and adhering to limits on government borrowing by participating countries. The EMU is driven by the expectation of economic benefits; however, there are significant risks associated with the EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions.

The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are quite sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends.

To the extent that the fund enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. The fund's ability to use currency exchange contracts successfully depends on a num-


Smith Barney International Fund
ber of factors, including the contracts being available at prices that are not too costly, the availability of liquid markets, and the ability of the manager to accurately predict the direction of changes in currency exchange rates.

See pages 9 and 10 for more information about the fund's investments and the risks of investing in the fund.

Who may want to invest. The fund may be an appropriate investment if:

[_] You want to direct a portion of your overall investment portfolio to securities of non-U.S. companies and you are prepared to accept the risks of international investing, including the risks of investing in emerging markets
[_] You are prepared to accept significant fluctuations in share price and possible losses
[_]  You are not seeking current income
[_]  Your investment horizon is longer term--typically at least five years


                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart shows performance of the fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class 1, A, B, L and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, redemption of shares at the end of the period and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.



                    Calendar Year Total Returns -- Class A


                                    [CHART]

1996     1997     1998     1999     2000      2001       2002
----     ----     ----     ----     ----      ----      -----
17.59%   5.10%   22.47%   130.79%  (28.66)%  (39.00)%  (31.16)%

Calendar years ended December 31





Highest and Lowest Quarter Returns


(for periods shown in the bar chart)


Highest: 77.26% in 4th Quarter (12/31/99)


Lowest: (26.00)% in 1st Quarter (3/31/01)



Smith Barney International Fund

 Average Annual Total Returns


 (for periods ended 12/31/02)



                                                        Since     Inception
                                     1 year  5 years  Inception     Date
     Class A Return Before Taxes    (34.60)%  (4.26)%      2.31%  03/17/95
     Class A Return After Taxes on
     Distributions(1)               (34.60)%  (4.32)%      2.27%  03/17/95
     Class A Return After Taxes on
     Distributions and Sale of Fund
     Shares(1)                      (21.25)%  (3.24)%      1.95%  03/17/95
     Class 1 Return Before Taxes    (36.59)%  (4.45)%     (1.93)% 08/08/96
     Class B Return Before Taxes    (35.25)%  (4.24)%      2.20%  03/17/95
     Class L Return Before Taxes    (32.28)%    n/a      (39.30)% 09/13/00
     Class Y Return Before Taxes       n/a      n/a         n/a     (2)
     MSCI EAFE Index(3)             (15.94)%  (2.89)%      0.71%    (4)


(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for Class 1, Class B, Class L, and Class Y shares will vary.


(2) No Class Y shares were outstanding for the calendar year ended 12/31/02.


(3) The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of the leading stocks in 21 developed countries outside of North America. (The 21 countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Australia, New Zealand, Hong Kong, Japan, and Singapore.) It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.


(4) Index comparison begins on 03/17/95. The total return of the MSCI EAFE Index since the inception of each of the Class L and 1 shares is (17.86)% and (1.41)%, respectively.



                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your
investment)                        Class A Class B Class L Class Y Class 1
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)          5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or
redemption)                         None*   5.00%   1.00%   None     None

                        Annual fund operating expenses


(expenses deducted from fund assets)  Class A Class B Class L Class Y Class 1
Management fee                         1.00%   1.00%   1.00%   1.00%   1.00%
Distribution and service (12b-1) fees  0.25%   1.00%   1.00%    None    None
Other expenses**                       1.47%   1.60%   0.63%   1.47%   1.02%
                                      ------   -----   -----   -----   -----
Total annual fund operating
expenses                               2.72%   3.60%   2.63%   2.47%   2.02%

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other expenses" have been estimated because no Class Y shares were outstanding during the fund's last fiscal year.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]  You invest $10,000 in the fund for the period shown
[_]  Your investment has a 5% return each year
[_]  You reinvest all distributions and dividends without a sales charge

[_] The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same



Smith Barney International Fund

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)  $  761 $1,302  $1,868   $3,399
Class B (redemption at end of period) $  863 $1,403  $1,964   $3,668
Class B (no redemption)               $  363 $1,103  $1,864   $3,668
Class L (redemption at end of period) $  463 $  909  $1,481   $3,034
Class L (no redemption)               $  363 $  909  $1,481   $3,034
Class Y (with or without redemption)  $  250 $  770  $1,316   $2,806
Class 1 (with or without redemption)  $1,038 $1,430  $1,846   $2,998


  More on the fund's investments

Although the fund invests primarily in equity securities, it may, but is not required to, invest in other foreign securities including debt securities and convertible securities.

Debt securities Long-term debt securities must be investment grade when the fund purchases them meaning they must be rated Baa by Moody's or BBB by Standard & Poor's, or if unrated, of comparable quality in the manager's opinion. After the fund buys a bond, if the credit quality of the bond deteriorates below investment grade, the fund may continue to hold the bond, commonly known as a junk bond, but the manager will consider the change in rating in deciding whether to keep the security. Generally, the value of debt securities will decline if interest rates rise, the credit rating of the security is downgraded, or the issuer defaults on its obligation to pay principal or interest. The prices of lower rated securities, especially junk bonds, often are more volatile than those of higher rated securities, and the securities may be difficult to sell.

Convertible securities Convertible securities, which are debt securities that may be converted into stock, are subject to the market risks of stocks as well as the risks of debt securities.

Portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance. The "Financial highlights" section of this Prospectus shows the fund's historical portfolio turnover rate.


                                                      Smith Barney Mutual Funds

Cash management The fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements, and reverse repurchase agreements for cash management purposes.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals, which are not described here.

The fund's goals and strategies may be changed without shareholder approval.

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 399 Park Avenue, New York, New York 10022. The fund's subadviser is Citigroup Asset Management Ltd. The subadviser's address is Citigroup Centre, Canada Square, London, UK E145LB. The manager oversees the fund's operations. Subject to the oversight of the manager, the subadviser selects the fund's investments. The manager, the subadviser and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


A team of individuals employed by the subadviser manages the day-to-day operations of the fund.


Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 1.00% of the fund's average daily net assets.


Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


Smith Barney International Fund

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_] If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.
[_] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_] A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
[_] The fund, but only if you are investing through certain qualified plans or certain Service Agents


New investors in the fund may only buy shares from a PFS Investments Inc. Registered Representative acting as Service Agent. All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.



                                                      Smith Barney Mutual Funds

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                Initial           Additional
                                      Classes A, B, L   Class Y   All Classes
General                                   $1,000      $15 million     $50
IRAs, Self Employed Retirement             $250       $15 million     $50
Plans, Uniform Gifts or Transfers to
Minor Accounts
Qualified Retirement Plans*                $25        $15 million     $25
Simple IRAs                                 $1            n/a         $1
Monthly Systematic Investment Plans        $25            n/a         $25
Quarterly Systematic Investment Plans      $50            n/a         $50


* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans



Smith Barney International Fund

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                  Class A         Class B        Class L        Class Y         Class 1
Key           .Initial sale   .No initial     .Initial sales .No initial or .Only avail-
features       charge          sales charge    charge is      deferred       able to eligi
              .You may        .Deferred        lower than     sales charge   ble Class 1
               qualify for     sales charge    Class A       .Must invest    shareholders
               reduction       declines       .Deferred       at least $15  .You may
               or waiver of    over time       sales charge   million        qualify for
               initial sales  .Converts to     for only 1    .Lower          reduction
               charge          Class A         year           annual ex-     or waiver of
              .Lower           after 8 years  .Does not       penses than    initial sales
               annual         .Higher          convert to     the other      charge
               expenses        annual ex-      Class A        classes       .Higher ini-
               than Class B    penses         .Higher                        tial sales
               and Class L     than Class A    annual ex-                    charge
                                               penses                       .Lower
                                               than Class A                  annual
                                                                             expenses
                                                                             than Class
                                                                             A, B and L
--------------------------------------------------------------------------------------------
Initial sales Up to 5.00%;    None            1.00%          None           Up to 8.50%;
charge        reduced for                                                   reduced for
              large pur-                                                    large
              chases and                                                    purchases
              waived for
              certain
              investors. No
              charge for
              purchases of
              $1,000,000 or
              more
--------------------------------------------------------------------------------------------
Deferred      1.00% on pur-   Up to 5.00%     1.00% if you   None           None
sales         chases of       charged when    redeem within
charge        $1,000,000 or   you redeem      1 year of
              more if you     shares. The     purchase
              redeem within   charge is re-
              1 year of       duced over
              purchase        time and there
                              is no deferred
                              sales charge
                              after 5 years
--------------------------------------------------------------------------------------------
Annual        0.25% of        1.00% of        1.00% of       None           None
Distribution  average daily   average daily   average daily
and service   net assets      net assets      net assets
fees
--------------------------------------------------------------------------------------------
Exchange      Class A shares  Class B shares  Class L shares Class Y shares Class 1 Shares
Privilege*    of most Smith   of most Smith   of most Smith  of most Smith  of Smith
              Barney funds    Barney funds    Barney funds   Barney funds   Barney funds
                                                                            that offer Class
                                                                            1 shares and
                                                                            Class A shares
                                                                            of certain
                                                                            other Smith
                                                                            Barney funds
--------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


                                  Sales Charge Sales Charge Broker/Dealer
                                   as a % of    as a % of     Commission
                                    offering    net amount    as a % of
Amount of purchase                   price       invested   offering price
Less than $25,000                     5.00         5.26             4.50
$25,000 but less than $50,000         4.25         4.44             3.83
$50,000 but less than $100,000        3.75         3.90             3.38
$100,000 but less than $250,000       3.25         3.36             2.93
$250,000 but less than $500,000       2.75         2.83             2.48
$500,000 but less than $1,000,000     2.00         2.04             1.80
$1,000,000 or more                     -0-          -0-      up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Smith Barney International Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]   by you, or
[_]   by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]  Employees of NASD members
[_] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase                      1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge                    5%  4%  3%  2%  1%        0%


Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.


                                                      Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:                Shares issued:       Shares issued:
At initial purchase           On reinvestment of   Upon exchange from
                              dividends and        another Smith
                              distributions        Barney fund
Eight years after the date of In same proportion   On the date the
purchase payment              as the number of     shares originally
                              Class B shares       acquired would have
                              converting is to     converted into
                              total Class B shares Class A shares
                              you own (excluding
                              shares issued as
                              dividends)


Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of certain other Smith Barney Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2003.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares serviced by them.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Class 1 shares (available through certain Service Agents)
Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.


Smith Barney International Fund

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.


                                  Sales Charge Sales Charge Broker/Dealer
                                   as a % of    as a % of     Commission
                                    offering    net amount    as a % of
Amount of purchase                   price       invested   offering price
Less than $10,000                     8.50%        9.29%         7.00%
$10,000 but less than $25,000         7.75%        8.40%         6.25%
$25,000 but less than $50,000         6.00%        6.38%         5.00%
$50,000 but less than $100,000        4.50%        4.71%         3.75%
$100,000 but less than $250,000       3.50%        3.63%         3.00%
$250,000 but less than $400,000       2.50%        2.56%         2.00%
$400,000 but less than $600,000       2.00%        2.04%         1.60%
$600,000 but less than $5,000,000     1.00%        1.01%         0.75%
$5,000,000 or more                    0.25%        0.25%         0.20%


  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]  Shares exchanged for shares of another Smith Barney fund
[_]  Shares representing reinvested distributions and dividends
[_]  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

                                                      Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:
[_]  On payments made through certain systematic withdrawal plans
[_]  On certain distributions from a retirement plan
[_]  For involuntary redemptions of small account balances
[_]  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares


        Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                  If you do not provide the following information, your order will be rejected:

                  [_]  Class of shares being bought
                  [_]  Dollar amount or number of shares being bought

                  Your Service Agent may charge an annual account
                  maintenance fee.
 -----------------------------------------------------------------------------
 Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                  [_]  Write to the fund at the following address:
                      Smith Barney Investment Series
                      International Fund
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                  [_] Enclose a check to pay for the shares. For initial pur-chases, complete and send an account application
                  [_] For more information, please call Smith Barney Shareholder Services at 1-800-451-2010



Smith Barney International Fund

 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-
                 tain money market funds, in order to buy shares on a
                 regular basis.

                 [_] Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 [_] If you do not have sufficient funds in your account on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney mutual funds. Be sure to of mutual funds read the prospectus of the Smith Barney mutual fund tailored to help into which you are exchanging. An exchange is a tax-meet the varying able transaction.
 needs of both large
 and small investors [_]  You may exchange shares only for shares of the same class of another Smith Barney mutual fund.
                          Class 1 shares may also be exchanged for Class A shares of certain Smith Barney mutual funds. Not all Smith Barney funds offer all classes.
                     [_] Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.
                     [_] Exchanges of Class A, Class B, Class L and Class 1 shares are subject to minimum investment require ments (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made.
                     [_] If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                     [_] The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                      Smith Barney Mutual Funds

  ---------------------------------------------------------------------------
         Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
           charges
                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you ex-change at any time into a fund with a lower charge, the sales charge will not be reduced.
  ---------------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through
                   the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                   Stock Exchange is open. For clients of a PFS Invest-
                   ments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00
                   a.m. and 8:00 p.m. (Eastern time). All other share-holders should call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                   (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.
                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
  ---------------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at its address on the following page.



Smith Barney International Fund

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds normally will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent,
                your redemption proceeds will be placed in your ac-
                count and not reinvested without your specific in-
                struction. In other cases, unless you direct otherwise,
                your redemption proceeds will be paid by check mailed
                to your address of record.
      -------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                For clients of a PFS Investments Inc. Registered Repre-sentative, write to Primerica Shareholder Services at the following address:

                    Primerica Shareholder Services
                    P.O. Box 9662
                    Providence, RI 02940-9662

                For all other investors, send your request to PFPC
                Global Fund Services at the following address:

                    Smith Barney Investment Series
                    International Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699


                                                      Smith Barney Mutual Funds

                 Your written request must provide the following:

                 [_]  The name of the fund and account number
                 [_]  The class of shares and the dollar amount or num-
                      ber of shares to be redeemed
                 [_]  Signatures of each owner exactly as the account is
                      registered
--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts
                 up to $50,000 per day through the fund. You must
                 complete an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions
                 by telephone on any day the New York Stock Exchange
                 is open. For clients of a PFS Investments Inc. Registered
                 Representative, call Primerica Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                 (Eastern time). All other shareholders should call
                 Smith Barney Shareholder Services at 1-800-451-2010
                 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                 Requests received after the close of regular trading on
                 the Exchange are priced at the net asset value next
                 determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization form
                 to change the bank account designated to receive wire
                 or electronic transfers and you may be asked to provide
                 certain other documents. A sub-transfer agent may
                 charge a fee on a wire or an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_]   Your shares must not be represented by certificates
                 [_] All  dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



Smith Barney International Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]  Name of the fund
[_]  Account number
[_]  Class of shares being bought, exchanged or redeemed
[_]  Dollar amount or number of shares being bought, exchanged or redeemed
[_]  Signature of each owner exactly as the account is registered


The fund's sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agents will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]  Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_] Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]  Changed your account registration
[_]  Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]  Suspend the offering of shares
[_]  Waive or change minimum and additional investment amounts
[_]  Reject any purchase or exchange order
[_]  Change, revoke or suspend the exchange privilege
[_]  Suspend telephone transactions
[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

                                                      Smith Barney Mutual Funds

[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Record ownership If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. For these purposes, a distributor's financial consultants are not considered Service Agents.


Smith Barney International Fund

  Dividends, distributions and taxes


The following discussion is very general. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, you will have to pay federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash or reinvested in additional shares). Any tax liability that you owe as a result of any of these taxable events is your responsibility. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:



Transaction                                  Federal tax status
Redemption or exchange of shares             Usually capital gain or loss;
                                             long-term only if shares
                                             owned more than one year
Distributions of net capital gain (excess of Long-term capital gain net long-term capital gain over net short-
term capital loss)
Ordinary dividends (including                Ordinary income
distributions of net short-term capital
gain)



Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a distribution or a dividend because it will be taxable to you even though it may effectively be a return of a portion of your investment.


                                                      Smith Barney Mutual Funds

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are not a citizen or resident of the United States, the fund will withhold federal income tax on ordinary dividends and other payments that are subject to such withholding. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 pm, Eastern time). The Exchange is closed on certain holidays listed in the SAI.


The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. The fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund and the value of your shares could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.


Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.



Smith Barney International Fund

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past five years or since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2000 through October 31, 2002, was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following tables for the fiscal years ended October 31, 1998 and 1999 has been audited by other independent auditors.


  For a Class 1 share of beneficial interest outstanding throughout each year (except where noted) ended October 31:

                                    2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
-----------------------------------------------------------------------------------
Net asset value, beginning of year   $20.58    $42.17    $32.57    $19.06   $18.16
-----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                  (0.19)    (0.24)    (0.45)    (0.28)   (0.21)
 Net realized and unrealized gain
  (loss)                              (5.56)   (21.35)    10.79     13.79     1.11
-----------------------------------------------------------------------------------
Total income (loss) from operations   (5.75)   (21.59)    10.34     13.51     0.90
-----------------------------------------------------------------------------------
Less distributions from:
 Net realized gains                      --        --     (0.74)       --       --
 Capital                                 --        --     (0.00)*      --       --
-----------------------------------------------------------------------------------
Total distributions                      --        --     (0.74)       --       --
-----------------------------------------------------------------------------------
Net asset value, end of year         $14.83    $20.58    $42.17    $32.57   $19.06
-----------------------------------------------------------------------------------
Total return                         (27.94)%  (51.20)%   31.53%    70.88%    4.96%
-----------------------------------------------------------------------------------
Net assets, end of year (millions)       $3        $4        $9        $4       $2
-----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              2.02%     1.54%     1.42%     1.68%    1.79%
 Net investment loss                  (1.00)    (0.82)    (0.94)    (1.12)   (0.99)
-----------------------------------------------------------------------------------
Portfolio turnover rate                  24%       24%       27%       50%      63%
-----------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.

*    Amount represents less than $0.01 per share.


                                                      Smith Barney Mutual Funds

  For a Class A share of beneficial interest outstanding throughout each year ended October 31:


                                         2002/(1)/ 2001/(1)/ 2000(1)  1999(1)  1998
-------------------------------------------------------------------------------------
Net asset value, beginning of year        $20.15    $41.57   $32.24   $18.94  $18.14
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                       (0.30)    (0.40)   (0.64)   (0.37)  (0.27)
 Net realized and unrealized gain (loss)   (5.43)   (21.02)   10.71    13.67    1.07
-------------------------------------------------------------------------------------
Total income (loss) from operations        (5.73)   (21.42)   10.07    13.30    0.80
-------------------------------------------------------------------------------------
Less distributions from:
 Net realized gains                           --        --    (0.74)      --      --
 Capital                                      --        --    (0.00)*     --      --
-------------------------------------------------------------------------------------
Total distributions                           --        --    (0.74)      --      --
-------------------------------------------------------------------------------------
Net asset value, end of year              $14.42    $20.15   $41.57   $32.24  $18.94
-------------------------------------------------------------------------------------
Total return                              (28.44)%  (51.53)%  31.00%   70.22%   4.41%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)           $40       $53      $87      $38     $20
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   2.72%     2.17%    1.82%    2.08%   2.25%
 Net investment loss                       (1.67)    (1.44)   (1.36)   (1.53)  (1.46)
-------------------------------------------------------------------------------------
Portfolio turnover rate                       24%       24%      27%      50%     63%
-------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.

*Amount represents less than $0.01 per share.



Smith Barney International Fund

  For a Class B share of beneficial interest outstanding throughout each year ended October 31:


                                    2002/(1)/ 2001/(1)/ 2000(1)  1999/(1)/  1998
----------------------------------------------------------------------------------
Net asset value, beginning of  year  $19.18    $39.86   $31.16    $18.44   $17.81
----------------------------------------------------------------------------------
Income (loss) from operations
 Net investment loss                  (0.44)    (0.59)   (0.94)    (0.53)   (0.39)
 Net realized and unrealized gain
  (loss)                              (5.14)   (20.09)   10.38     13.25     1.02
----------------------------------------------------------------------------------
Total income (loss) from operations   (5.58)   (20.68)    9.44     12.72     0.63
----------------------------------------------------------------------------------
Less distributions from:
 Net realized gains                      --        --    (0.74)       --       --
 Capital                                 --        --    (0.00)*      --       --
----------------------------------------------------------------------------------
Total distributions                      --        --    (0.74)       --       --
----------------------------------------------------------------------------------
Net asset value, end of  year        $13.60    $19.18   $39.86    $31.16   $18.44
----------------------------------------------------------------------------------
Total return                         (29.09)%  (51.88)%  30.04%    68.98%    3.54%
----------------------------------------------------------------------------------
Net assets, end of  year (millions)     $43       $65     $123       $41      $18
----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              3.60%     2.90%    2.53%     2.79%    3.11%
 Net investment loss                  (2.57)    (2.18)   (2.07)    (2.26)   (2.32)
----------------------------------------------------------------------------------
Portfolio turnover rate                  24%       24%      27%       50%      63%
----------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.

*Amount represents less than $0.01 per share.



                                                      Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout the period ended October 31:


                                          2002/(1)/ 2001/(1)/ 2000/(1)(2)/
      --------------------------------------------------------------------
      Net asset value, beginning of  year  $20.13    $41.61     $46.13
      --------------------------------------------------------------------
      Loss from operations:
       Net investment loss                  (0.30)    (0.43)     (0.11)
       Net realized and unrealized loss     (5.41)   (21.05)     (4.41)
      --------------------------------------------------------------------
      Total loss from operations            (5.71)   (21.48)     (4.52)
      --------------------------------------------------------------------
      Less distributions from:
       Net realized gains                      --        --         --
       Capital                                 --        --      (0.00)*
      --------------------------------------------------------------------
      Total distributions                      --        --      (0.00)*
      --------------------------------------------------------------------
      Net asset value, end of  year        $14.42    $20.13     $41.61
      --------------------------------------------------------------------
      Total return                         (28.37)%  (51.62)%    (9.80)%++
      --------------------------------------------------------------------
      Net assets, end of  year (000s)      $2,358    $4,123       $287
      --------------------------------------------------------------------
      Ratios to average net assets:
       Expenses                              2.63%     2.49%      2.25%+
       Net investment loss                  (1.65)    (1.60)     (2.06)+
      --------------------------------------------------------------------
      Portfolio turnover rate                  24%       24%        27%
      --------------------------------------------------------------------





/(1)/Per share amounts have been calculated using the monthly average shares method.


/(2)/For the period from September 13, 2000 (inception date) to October 31,
     2000.


*  Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.



Smith Barney International Fund

  [LOGO] Smith Barney Mutual Funds
  Your Serious Money. Profesionally Managed./SM/


Smith Barney International Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)
FD02017 02/03

                                  PROSPECTUS




                                 SMITH BARNEY
                            GROWTH AND INCOME FUND


      Class A, B, L, O, P, Y and 1 Shares
      February 28, 2003



      The Securities and Exchange Commission has not approved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./sm/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

Smith Barney
Growth And Income Fund

  Contents


               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  9

               Choosing a class of shares to buy............ 10

               Comparing the fund's classes................. 12

               Sales charges................................ 14

               More about deferred sales charges............ 17

               Buying shares................................ 18

               Exchanging shares............................ 20

               Redeeming shares............................. 22

               Other things to know about share transactions 24

               Dividends, distributions and taxes........... 26

               Share price.................................. 27

               Financial highlights......................... 28

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks reasonable growth and income.

Principal investment strategies
Key investments The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

Selection process The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors for broad market exposure. The manager seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The manager uses fundamental analysis to identify high-quality companies and then considers whether the stocks are relatively over- or under-valued. The manager also looks for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company's competitive position. The manager favors companies with above-average dividend yields.


Smith Barney Growth and Income Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

.. Stock prices decline generally
.. Large capitalization companies fall out of favor with investors
.. Companies in which the fund invests suffer unexpected losses or lower than expected earnings
.. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect
.. The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Who may want to invest The fund may be an appropriate investment if you:

.. Are seeking to participate in the long-term growth potential of the U.S.
  stock market
.. Are willing to accept the risks of the stock market

                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based securities market index. The bar chart shows performance of the fund's Class 1 shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class 1, A, B, L, O, P and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, redemption of shares at the end of the period and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.



                     Calendar Year Total Returns--Class 1

                                    [CHART]

1993     9.40%
1994   (3.17)%
1995    36.57%
1996    17.93%
1997    24.47%
1998    19.32%
1999    16.77%
2000   (9.37)%
2001  (11.53)%
2002  (22.77)%

                        Calendar years ended December 31





Highest and Lowest Quarter Returns


(for periods shown in the bar chart)


Highest: 19.51% in 4th Quarter (12/31/98)


Lowest: (18.28)% in 3rd Quarter (9/30/02)



Smith Barney Growth and Income Fund

 Average Annual Total Returns


 (for periods ended 12/31/02)



                                                            Since    Inception
                                1 year  5 years  10 years Inception*   Date
Class 1 Return Before Taxes    (29.34)%  (4.62)%   5.30%        --   08/08/86
Class 1 Return After Taxes on
Distributions (1)              (29.45)%  (5.93)%   2.75%        --   08/08/86
Class 1 Return After Taxes on
Distributions and Sale of
Fund Shares (1)                (18.01)%  (3.40)%   3.86%        --   08/08/86
Class A Return Before Taxes    (26.79)%  (4.18)%    n/a       2.14%  08/18/96
Class B Return Before Taxes    (27.75)%  (4.13)%    n/a       2.13%  08/18/96
Class L Return Before Taxes    (24.94)%    n/a      n/a     (18.60)% 10/09/00
Class O Return Before Taxes    (24.24)%    n/a      n/a     (18.25)% 12/08/00
Class P Return Before Taxes    (27.17)%    n/a      n/a     (19.38)% 12/08/00
Class Y Return Before Taxes    (22.45)%    n/a      n/a     (17.42)% 12/08/00
S&P 500 Index (2)              (22.09)%  (0.58)%  11.96%       n/a   (3)


(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class 1 shares only. After-tax returns for Class A, Class B, Class L, Class O, Class P and Class Y shares will vary.


(2) The S&P 500 index is a market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.


(3) The total return of the S&P 500 Index since the inception of each of the Class A, B, L, O, P and Y shares is 6.05%, 6.05%, (17.70)%, (18.14)%, (18.14)%
and (18.14)%, respectively.


* Information is provided only for classes with less than 10 years performance history.



                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly
from your
investment)         Class A Class B Class L Class O Class P Class Y Class 1
Maximum sales
charge (load)
imposed on
purchases (as a
% of offering
price)               5.00%    None   1.00%   1.00%    None   None    8.50%
Maximum
deferred sales
charge (load)
(as a % of the
lower of net asset
value at purchase
or redemption)       None*   5.00%   1.00%   1.00%   5.00%   None     None

                        Annual fund operating expenses


(expenses
deducted from
fund assets)     Class A Class B Class L Class O Class P Class Y Class 1
Management fee    0.64%   0.64%   0.64%   0.64%   0.64%   0.64%   0.64%
Distribution and
service (12b-1)
fees              0.25%   1.00%   1.00%   0.70%   0.75%    None    None
Other expenses    0.36%   0.64%   0.25%   0.48%   0.22%   0.03%   0.35%
                  -----   -----   -----   -----   -----   -----   -----
Total annual
fund operating
expenses          1.25%   2.28%   1.89%   1.82%   1.61%   0.67%   0.99%
                  =====   =====   =====   =====   =====   =====   =====


 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Smith Barney Growth and Income Fund

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]  You invest $10,000 in the fund for the period shown
[_]  Your investment has a 5% return each year
[_]  You reinvest all distributions and dividends without a sales charge

[_] The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same


                      Number of years you own your shares

                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)   $621  $  877  $1,152   $1,936
Class B (redemption at end of period)  $731  $1,012  $1,320   $2,356
Class B (no redemption)                $231  $  712  $1,220   $2,356
Class L (redemption at end of period)  $390  $  688  $1,111   $2,289
Class L (no redemption)                $290  $  688  $1,111   $2,289
Class O (redemption at end of period)  $383  $  667  $1,075   $2,216
Class O (no redemption)                $283  $  667  $1,075   $2,216
Class P (redemption at end of period)  $664  $  808  $  976   $1,815
Class P (no redemption)                $164  $  508  $  876   $1,815
Class Y (with or without redemption)   $ 68  $  214  $  373   $  835
Class 1 (with or without redemption)   $942  $1,138  $1,351   $1,960


  More on the fund's investments

Equity securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, baskets of equity securities such as exchange traded funds, and warrants and rights relating to equity securities.

Foreign investments The fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. In addition, there is a possibility of governmental controls on currency

                                                      Smith Barney Mutual Funds
exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the fund from realizing value in U.S. dollars from its investment in foreign securities. On January 1, 2002, the countries participating in the European Economic and Monetary Union (EMU) adopted the euro as their sole currency. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.


Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:


[_] To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]  As a substitute for buying or selling securities

[_]  As a cash flow management technique

[_]  To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately or as anticipated to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Short sales The fund may engage in short sales. Losses from short sales may be unlimited.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Special restrictions The fund will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.


Smith Barney Growth and Income Fund

  Management

Manager The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Michael Kagan, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since August 14, 2000. Mr. Kagan has been with the manager since 1994 and has more than 19 years of securities business experience.


Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.64% of the fund's average daily net assets.


Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B, L, O and P shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

                                                      Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1, O or P shares if you are a Class 1, O or P shareholder, respectively. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_] If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.
[_] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_] A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
[_] The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


Smith Barney Growth and Income Fund

                                            Initial           Additional
                                  Classes A, B, L   Class Y   All Classes
General                               $1,000      $15 million     $50
IRAs, Self Employed Retirement
Plans, Uniform Gifts or Transfers
to Minor Accounts                      $250       $15 million     $50
Qualified Retirement Plans*            $25        $15 million     $25
Simple IRAs                             $1            n/a         $1
Monthly Systematic Investment
Plans                                  $25            n/a         $25
Quarterly Systematic Investment
Plans                                  $50            n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.


                                                      Smith Barney Mutual Funds

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                      Class A            Class B            Class L           Class O
Key features     .Initial sales     .No initial sales  .Initial sales    .Only available
                  charge             charge             charge is lower   to eligible
                 .You may           .Deferred sales     than Class A      Class O
                  qualify for        charge            .Deferred          shareholders
                  reduction          declines over      sales charge     .Initial sales
                  or waiver of       time               for only 1 year   charge is lower
                  initial sales     .Converts to       .Does not          than Class A
                  charge             Class A            convert to       .Deferred
                 .Lower annual       after 8 years      Class A           sales charge
                  expenses          .Higher annual     .Higher annual     for only 1 year
                  than Class B       expenses           expenses         .Does not
                  and Class L        than Class A       than Class A      convert to
                                                                          Class A
                                                                         .Higher annual
                                                                          expenses
                                                                          than Class A

------------------------------------------------------------------------------------------
Initial sales    Up to 5.00%;       None               1.00%             1.00%
charge           reduced for large
                 purchases and
                 waived for cer-
                 tain investors. No
                 charge for pur-
                 chases of
                 $1,000,000 or
                 more
------------------------------------------------------------------------------------------
Deferred sales   1.00% on pur-      Up to 5.00%        1.00% if you re-  1.00% if you re-
charge           chases of          charged when       deem within       deem within
                 $1,000,000 or      you redeem         1 year of pur-    1 year of pur-
                 more if you re-    shares. The        chase             chase
                 deem               charge is re-
                 within 1 year      duced over
                 of purchase        time and there
                                    is no deferred
                                    sales charge after
                                    5 years
------------------------------------------------------------------------------------------
Annual           0.25% of average   1.00% of average   1.00% of average  0.70% of average
distribution     daily net assets   daily net assets   daily net assets  daily net assets
and service fees
------------------------------------------------------------------------------------------
Exchange         Class A shares     Class B shares     Class L shares    Class L shares
Privilege*       of most Smith      of most Smith      of most Smith     of most Smith
                 Barney funds       Barney funds       Barney funds      Barney funds

------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


Smith Barney Growth and Income Fund

                        Class P          Class Y           Class 1
Key features       .Only available   .No initial or   .Only available
                    to eligible       deferred         to eligible
                    Class P           sales charge     Class 1
                    shareholders     .Must invest at   shareholders
                   .No initial        least $15       .You may
                    sales charge      million          qualify for
                   .Deferred         .Lower annual     reduction or
                    sales charge      expenses         waiver of
                    declines over     than the other   initial sales
                    time              classes          charge
                   .Converts to                       .Higher initial
                    Class A after 8                    sales charge
                    years                             .Lower annual
                   .Higher                             expenses than
                    annual ex-                         Class A, B
                    penses than                        and L
                    Class A
------------------------------------------------------------------------
Initial sales      None              None             Up to 8.50%;
charge                                                reduced for
                                                      large purchases

------------------------------------------------------------------------
Deferred sales     Up to 5.00%       None             None
charge             charged when
                   you redeem
                   shares. The
                   charge is
                   reduced over
                   time and there
                   is no deferred
                   sales charge
                   after 5 years
------------------------------------------------------------------------
Annual             0.75% of aver-    None             None
distribution       age daily net
and service fees   assets
------------------------------------------------------------------------
Exchange           Class B shares    Class Y shares   Class 1 Shares
Privilege*         of most Smith     of most Smith    of Smith Barney
                   Barney funds      Barney funds     funds that offer
                                                      Class 1 shares and
                                                      Class A shares of
                                                      certain other
                                                      Smith Barney
                                                      funds
------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


                                  Sales Charge Sales Charge Broker/Dealer
                                   as a % of    as a % of     Commission
                                    offering    net amount    as a % of
Amount of purchase                 price (%)   invested (%) offering price
Less than $25,000                     5.00         5.26             4.50
$25,000 but less than $50,000         4.25         4.44             3.83
$50,000 but less than $100,000        3.75         3.90             3.38
$100,000 but less than $250,000       3.25         3.36             2.93
$250,000 but less than $500,000       2.75         2.83             2.48
$500,000 but less than $1,000,000     2.00         2.04             1.80
$1,000,000 or more                     -0-          -0-      up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Smith Barney Growth and Income Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]  by you, or
[_]  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]  Employees of NASD members
[_] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B and Class P shares

You buy Class B and Class P shares at net asset value without paying an initial sales charge. However, if you redeem your Class B or Class P shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase                      1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge                    5%  4%  3%  2%  1%        0%


Service Agents selling Class B or Class P shares receive a commission of up to 4.50% of the purchase price of the Class B or Class P shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B or Class P shares serviced by them.



                                                      Smith Barney Mutual Funds

Class B and Class P conversion After 8 years, Class B or Class P shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B or Class P shares will convert to Class A shares as follows:


Shares issued:             Shares issued:       Shares issued:
At initial                 On reinvestment of   Upon exchange from
purchase                   dividends and        another Smith Barney
                           distributions        fund
Eight years after the date In same proportion   On the date the
of purchase payment        as the number of     shares originally
                           Class B or Class P   acquired would have
                           shares converting is converted into Class
                           to total Class B or  A shares
                           Class P shares you
                           own (excluding
                           shares issued as
                           dividends)


Class L and Class O shares (available through certain Service Agents)
You buy Class L and Class O shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L or Class O shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of certain other Smith Barney Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2003.

Service Agents selling Class L or Class O shares receive a commission of up to 2.00% of the purchase price of the Class L or Class O shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares and of up to 0.70% of the average daily net assets represented by the Class O shares serviced by them.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Smith Barney Growth and Income Fund

Class 1 shares (available through certain Service Agents)
Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.


                                  Sales Charge Sales Charge Broker/Dealer
                                   as a % of    as a % of     Commission
                                    offering    net amount    as a % of
Amount of purchase                 price (%)   invested (%) offering price
Less than $10,000                    8.50%        9.29%         7.00%
$10,000 but less than $25,000        7.75%        8.40%         6.25%
$25,000 but less than $50,000        6.00%        6.38%         5.00%
$50,000 but less than $100,000       4.50%        4.71%         3.75%
$100,000 but less than $250,000      3.50%        3.63%         3.00%
$250,000 but less than $400,000      2.50%        2.56%         2.00%
$400,000 but less than $600,000      2.00%        2.04%         1.60%
$600,000 but less than $5,000,000    1.00%        1.01%         0.75%
$5,000,000 or more                   0.25%        0.25%         0.20%


  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]  Shares exchanged for shares of another Smith Barney fund
[_]  Shares representing reinvested distributions and dividends
[_]  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


                                                      Smith Barney Mutual Funds

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]  On payments made through certain systematic withdrawal plans
[_]  On certain distributions from a retirement plan
[_]  For involuntary redemptions of small account balances
[_]  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares

          Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:

                    [_]  Class of shares being bought
                    [_]  Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.
   --------------------------------------------------------------------------
   Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                    [_]  Write to the fund at the following address:
                        Smith Barney Investment Series
                        Growth and Income Fund
                        (Specify class of shares)
                        c/o PFPC Global Fund Services
                        P.O. Box 9699
                        Providence, RI 02940-9699


Smith Barney Growth and Income Fund

                 [_] Enclose a check to pay for the shares. For initial purchases, complete and send an account application.
                 [_] For more information, please call Smith Barney Shareholder Services at 1-800-451-2010.
 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-tain money market funds, in order to buy shares on a regular basis.

                 [_] Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 [_] If you do not have sufficient funds in your account on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.




                                                      Smith Barney Mutual Funds

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney mutual funds. Be sure to of mutual funds read the prospectus of the Smith Barney mutual fund tailored to help into which you are exchanging. An exchange is a tax-
    meet the varying able transaction.
 needs of both large
 and small investors [_]  You may exchange shares only for shares of the same class of another Smith Barney mutual fund.
                          You may exchange Class O shares for Class L shares
                          of another Smith Barney mutual fund and Class P
                          shares for Class B shares of another Smith Barney
                          mutual fund. You may exchange Class 1 shares for
                          Class A shares of certain Smith Barney mutual
                          funds. Not all Smith Barney funds offer all classes.
                     [_]  Not all Smith Barney funds may be offered in your
                          state of residence. Contact your Service Agent or the
                          transfer agent for further information.
                     [_]  Exchanges of Class A, Class B, Class L and Class 1
                          shares are subject to minimum investment
                          requirements (except for systematic investment plan
                          exchanges), and all shares are subject to the other
                          requirements of the fund into which exchanges are
                          made.
                     [_]  If you hold share certificates, the applicable sub-
                          transfer agent must receive the certificates endorsed
                          for transfer or with signed stock powers (documents
                          transferring ownership of certificates) before the
                          exchange is effective.
                     [_]  The fund may suspend or terminate your exchange
                          privilege if you engage in an excessive pattern of
                          exchanges.
------------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be
                     measured from the date of your original purchase of
                     shares subject to a deferred sales charge. If the fund
                     into which you exchange has a higher deferred sales
                     charge, you will be subject to that charge. If you ex-
                     change at any time into a fund with a lower charge, the
                     sales charge will not be reduced.



Smith Barney Growth and Income Fund

       ------------------------------------------------------------------
       By telephone If you do not have a brokerage account with a Service
                    Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Invest-ments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other share-holders should call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                    (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                    You can make telephone exchanges only between ac-counts that have identical registrations.
       ------------------------------------------------------------------
            By mail If you do not have a brokerage account, contact your
                    Service Agent or write to the applicable sub-transfer agent at its address on the following page.



                                                      Smith Barney Mutual Funds

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds normally will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-
                count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
      -------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                For clients of a PFS Investments Inc. Registered Repre-sentative, write to Primerica Shareholder Services at the following address:

                    Primerica Shareholder Services
                    P.O. Box 9662
                    Providence, RI 02940-9662

                For all other investors, send your request to PFPC Global Fund Services at the following address:

                    Smith Barney Investment Series
                    Growth and Income Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699



Smith Barney Growth and Income Fund

                 Your written request must provide the following:

                 [_]  The name of the fund and account number
                 [_]  The class of shares and the dollar amount or num-
                      ber of shares to be redeemed
                 [_]  Signatures of each owner exactly as the account is
                      registered
--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts
                 up to $50,000 per day through the fund. You must
                 complete an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions
                 by telephone on any day the New York Stock Exchange
                 is open. For clients of a PFS Investments Inc. Registered
                 Representative, call Primerica Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                 (Eastern time). All other shareholders should call Smith
                 Barney Shareholder Services at 1-800-451-2010 between
                 9:00 a.m. and 4:00 p.m. (Eastern time). Requests
                 received after the close of regular trading on the
                 Exchange are priced at the net asset value next
                 determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization form
                 to change the bank account designated to receive wire
                 or electronic transfers and you may be asked to provide
                 certain other documents. A sub-transfer agent may
                 charge a fee on a wire or an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_]  Your shares must not be represented by certificates
                 [_]  All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]  Name of the fund
[_]  Account number
[_]  Class of shares being bought, exchanged or redeemed
[_]  Dollar amount or number of shares being bought, exchanged or redeemed
[_]  Signature of each owner exactly as the account is registered


The fund's sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agents will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]  Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_] Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]  Changed your account registration
[_]  Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]  Suspend the offering of shares
[_]  Waive or change minimum and additional investment amounts
[_]  Reject any purchase or exchange order
[_]  Change, revoke or suspend the exchange privilege
[_]  Suspend telephone transactions


Smith Barney Growth and Income Fund

[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Record ownership If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. For these purposes, a distributor's financial consultants are not considered Service Agents.



                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes


The following discussion is very general. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Dividends The fund generally pays dividends quarterly and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, you will have to pay federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash or reinvested in additional shares). Any tax liability that you owe as a result of any of these taxable events is your responsibility. The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:



Transaction                             Federal tax status
Redemption or exchange of shares        Usually capital gain or loss; long-
                                        term only if shares owned more
                                        than one year
Distributions of net capital gain       Long-term capital gain
(excess of net long-term capital gain
over net short-term capital loss)
Ordinary dividends (including           Ordinary income
distributions of net short-term capital
gain)



Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a distribution or a dividend because it will be taxable to you even though it may effectively be a return of a portion of your investment.



Smith Barney Growth and Income Fund

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are not a citizen or resident of the United States, the fund will withhold federal income tax on ordinary dividends and other payments that are subject to such withholding. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds.


  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.


The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. The fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund and the value of your shares could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.


Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.



                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past five years or since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2000 through October 31, 2002, was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following tables for the fiscal years ended October 31, 1998 and 1999 has been audited by other independent auditors.


  For a Class 1 share of beneficial interest outstanding throughout each year ended October 31:


                                    2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
-----------------------------------------------------------------------------------
Net asset value, beginning of year  $ 13.08   $ 19.03    $21.36    $18.53   $20.10
-----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.05      0.10      0.08      0.09     0.18
 Net realized and unrealized gain
  (loss)                              (2.02)    (4.62)     1.11      3.60     1.70
-----------------------------------------------------------------------------------
Total income (loss) from operations   (1.97)    (4.52)     1.19      3.69     1.88
-----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.05)    (0.06)    (0.07)    (0.08)   (0.20)
 Net realized gains                      --     (1.37)    (3.45)    (0.78)   (3.25)
 Capital                              (0.01)       --        --        --       --
-----------------------------------------------------------------------------------
Total distributions                   (0.06)    (1.43)    (3.52)    (0.86)   (3.45)
-----------------------------------------------------------------------------------
Net asset value, end of year        $ 11.05   $ 13.08    $19.03    $21.36   $18.53
-----------------------------------------------------------------------------------
Total return                         (15.13)%  (25.18)%    5.39%    20.27%   10.90%
-----------------------------------------------------------------------------------
Net assets, end of year (millions)  $   494   $   678    $1,017    $1,122   $1,079
-----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.99%     0.73%     0.85%     0.84%    0.83%
 Net investment income                 0.38      0.62      0.43      0.43     0.90
-----------------------------------------------------------------------------------
Portfolio turnover rate                  44%       69%       63%       53%      34%
-----------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.


Smith Barney Growth and Income Fund

  For a Class A share of beneficial interest outstanding throughout each year ended October 31:


                                    2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
-----------------------------------------------------------------------------------
Net asset value, beginning of year  $ 13.07   $ 19.03    $21.35    $18.53   $20.10
-----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)          0.02      0.03      0.04      0.03    (0.02)
 Net realized and unrealized gain
  (loss)                              (2.02)    (4.61)     1.11      3.60     1.85
-----------------------------------------------------------------------------------
Total income (loss) from operations   (2.00)    (4.58)     1.15      3.63     1.83
-----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.00)*   (0.01)    (0.02)    (0.03)   (0.15)
 Net realized gains                      --     (1.37)    (3.45)    (0.78)   (3.25)
 Capital                              (0.01)       --        --        --       --
-----------------------------------------------------------------------------------
Total distributions                   (0.01)    (1.38)    (3.47)    (0.81)   (3.40)
-----------------------------------------------------------------------------------
Net asset value, end of year        $ 11.06   $ 13.07    $19.03    $21.35   $18.53
-----------------------------------------------------------------------------------
Total return                         (15.29)%  (25.51)%    5.14%    19.93%   10.63%
-----------------------------------------------------------------------------------
Net assets, end of year (millions)  $   233   $   295    $  215    $  181   $  124
-----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              1.25%     1.17%     1.06%     1.12%    1.07%
 Net investment income                 0.12      0.19      0.21      0.15     0.63
-----------------------------------------------------------------------------------
Portfolio turnover rate                  44%       69%       63%       53%      34%
-----------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.

* Amount represents less than $0.01 per share.


  For a Class B share of beneficial interest outstanding throughout each year ended October 31:


                                    2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
-----------------------------------------------------------------------------------
Net asset value, beginning of year  $ 12.73   $ 18.70    $21.16    $18.48   $20.07
-----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                  (0.11)    (0.10)    (0.10)    (0.12)   (0.01)
 Net realized and unrealized gain
  (loss)                              (1.96)    (4.50)     1.09      3.58     1.71
-----------------------------------------------------------------------------------
Total income (loss) from operations   (2.07)    (4.60)     0.99      3.46     1.70
-----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                   --        --        --        --    (0.04)
 Net realized gains                      --     (1.37)    (3.45)    (0.78)   (3.25)
-----------------------------------------------------------------------------------
Total distributions                      --     (1.37)    (3.45)    (0.78)   (3.29)
-----------------------------------------------------------------------------------
Net asset value, end of year        $ 10.66   $ 12.73    $18.70    $21.16   $18.48
-----------------------------------------------------------------------------------
Total return                         (16.26)%  (26.10)%    4.36%    19.03%    9.85%
-----------------------------------------------------------------------------------
Net assets, end of year (millions)  $   111   $   160    $  232    $  208   $  137
-----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              2.28%     2.00%     1.81%     1.87%    1.81%
 Net investment loss                  (0.91)    (0.65)    (0.54)    (0.60)   (0.09)
-----------------------------------------------------------------------------------
Portfolio turnover rate                  44%       69%       63%       53%      34%
-----------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.


                                                      Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout each year ended October 31:



                                                             2002/(1)/ 2001/(1)/ 2000(1)(2)
--------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $ 13.00   $ 19.04     $18.49
--------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                                           (0.07)    (0.08)     (0.02)
 Net realized and unrealized gain (loss)                       (1.99)    (4.59)      0.57
--------------------------------------------------------------------------------------------
Total income (loss) from operations                            (2.06)    (4.67)      0.55
--------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                            --        --         --
 Net realized gains                                               --     (1.37)        --
--------------------------------------------------------------------------------------------
Total distributions                                               --     (1.37)        --
--------------------------------------------------------------------------------------------
Net asset value, end of year                                 $ 10.94   $ 13.00     $19.04
--------------------------------------------------------------------------------------------
Total return                                                  (15.85)%  (25.99)%     2.97%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                               $ 4,516   $ 5,774     $  205
--------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                       1.89%     1.85%      1.71%+
 Net investment loss                                           (0.52)    (0.49)     (1.23)+
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           44%       69%        63%
--------------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/For the period from October 9, 2000 (inception) to October 31, 2000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


  For a Class O share of beneficial interest outstanding throughout each year ended October 31:





                                    2002/(1)/ 2001/(1)(2)/
-----------------------------------------------------------
Net asset value, beginning of year  $ 13.04     $ 16.55
-----------------------------------------------------------
Loss From Operations:
  Net investment loss                 (0.06)      (0.03)
  Net realized and unrealized loss    (2.01)      (3.48)
-----------------------------------------------------------
Total loss from operations            (2.07)      (3.51)
-----------------------------------------------------------
Less distributions from:
  Net investment income                  --          --
-----------------------------------------------------------
Total distributions                      --          --
-----------------------------------------------------------
Net asset value, end of year        $ 10.97     $ 13.04
-----------------------------------------------------------
Total return                         (15.87)%    (21.21)%++
-----------------------------------------------------------
Net Assets, End of Year (000s)      $ 1,595     $ 2,453
-----------------------------------------------------------
Ratios to average net assets:
  Expenses                             1.82%       1.53%+
  Net investment loss                 (0.45)      (0.18)+
-----------------------------------------------------------
Portfolio turnover rate                  44%         69%
-----------------------------------------------------------


/(1)/Per share amounts have been calculated using the average shares method.


/(2)/For the period from December 8, 2000 (inception date) to October 31, 2001.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+    Annualized.




Smith Barney Growth and Income Fund

  For a Class P share of beneficial interest outstanding throughout each year ended October 31:



                                    2002/(1)/ 2001/(1)(2)/
-----------------------------------------------------------
Net asset value, beginning of year  $ 13.04     $ 16.55
-----------------------------------------------------------
Loss from operations:
  Net investment loss                 (0.03)      (0.03)
  Net realized and unrealized loss    (2.01)      (3.48)
-----------------------------------------------------------
Total loss from operations            (2.04)      (3.51)
-----------------------------------------------------------
Less distributions from:
  Net investment income                  --          --
-----------------------------------------------------------
Total distributions                      --          --
-----------------------------------------------------------
Net asset value, end of year        $ 11.00     $ 13.04
-----------------------------------------------------------
Total return                         (15.64)%    (21.21)%++
-----------------------------------------------------------
Net Assets, End of Year (000s)      $26,301     $47,719
-----------------------------------------------------------
Ratios to average net assets:
  Expenses                             1.61%       1.53%+
  Net investment loss                 (0.23)      (0.20)+
-----------------------------------------------------------
Portfolio turnover rate                  44%         69%
-----------------------------------------------------------


/(1)/Per share amounts have been calculated using the average shares method.


/(2)/For the period from December 8, 2000 (inception date) to October 31, 2001.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+    Annualized.



  For a Class Y share of beneficial interest outstanding throughout each year ended October 31:



                                      2002/(1)/   2001/(1)(2)/
--------------------------------------------------------------
Net asset value, beginning of year   $  13.08     $  16.55
--------------------------------------------------------------
Income (Loss) from operations:
  Net investment income                  0.09         0.10
  Net realized and unrealized loss      (2.01)       (3.51)
--------------------------------------------------------------
Total loss from operations              (1.92)       (3.41)
--------------------------------------------------------------
Less distributions from:
  Net investment income                 (0.07)       (0.06)
  Capital                               (0.01)          --
--------------------------------------------------------------
Total distributions                     (0.08)       (0.06)
--------------------------------------------------------------
Net asset value, end of year         $  11.08     $  13.08
--------------------------------------------------------------
Total return                           (14.77)%     (20.65)%++
--------------------------------------------------------------
Net Assets, End of Year (000s)       $135,915     $161,405
--------------------------------------------------------------
Ratios to average net assets:
  Expenses                               0.67%        0.67%+
  Net investment income                  0.70         0.68+
--------------------------------------------------------------
Portfolio turnover rate                    44%          69%
--------------------------------------------------------------


/(1)/Per share amounts have been calculated using the average shares method.


/(2)/For the period from December 8, 2000 (inception date) to October 31, 2001.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+    Annualized.





                                                      Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/


Smith Barney
Growth and Income Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.
(Investment Company Act file no. 811-05018)
FD02013 02/03

                               February 28, 2003

                      STATEMENT OF ADDITIONAL INFORMATION

                        SMITH BARNEY INVESTMENT SERIES

                               125 Broad Street
                           New York, New York 10004
                                 800 451-2010

   This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Investment Series (the "Company"), for Smith Barney Large Cap Core Fund ("Large Cap Fund"), Smith Barney Growth and Income Fund ("Growth and Income Fund"), and Smith Barney International Fund ("International Fund"), each dated February 28, 2003, as supplemented from time to time, and should be read in conjunction with the Company's Prospectuses. The Company issues a Prospectus for each of the funds offered by the Company (the "Funds"). The Company's Prospectuses may be obtained by contacting a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each, a "service agent"), by calling the applicable Fund at 1-800-451-2010, or by writing to the applicable Fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference in its entirety into each Fund's Prospectus.

                                   CONTENTS



Management of the Company..............................................................   2
Investment Objectives and Management Policies..........................................  13
Risk Factors...........................................................................  28
Investment Restrictions................................................................  33
Brokerage..............................................................................  34
Portfolio Turnover.....................................................................  36
Distributors...........................................................................  37
Service Plans..........................................................................  38
Determination of Net Asset Value.......................................................  40
Additional Information on the Purchase and Sale of Fund Shares and Shareholder Programs  40
Distributions and Federal Taxes........................................................  57
Performance Information................................................................  61
Other Information......................................................................  63
Financial Statements...................................................................  67
Appendix............................................................................... A-1


   This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.

                           MANAGEMENT OF THE COMPANY


  Trustees and Officers



   The Trustees and officers of the Company, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships held are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. For purposes of this chart only, "SSB" shall be defined as Salomon Smith Barney Inc.


   An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Trustee and officer of the Company noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


                                                                                              Number of
                                                                                              Investment
                                                                                              Companies
                                                                                              Associated
                                                                                                 with
                       Position Held and                                                      Citigroup
                        Length of Time            Principal Occupation During Past 5           Overseen
Name and Age                Served                Years and Other Directorships Held          by Trustee
------------           ----------------- ---------------------------------------------------- ----------
Interested Trustee
R. Jay Gerken*; 51       Chairman of     Managing Director, SSB (since 1996).                    227
                         the Board and
                         Trustee since
                         2002

Disinterested Trustees
Elliott J. Berv; 59      Trustee since   President and Chief Operations Officer, Landmark         35
                         2001            City (Real Estate Development) (since 2002); Board
                                         Member, American Identity Corp. (doing business
                                         as Morpheus Technologies) (biometric information
                                         management) (since 2002; consultant since 1999);
                                         Director, Lapoint Industries (industrial filter
                                         company) (since 2002); Executive Vice President
                                         and Chief Operations Officer, DigiGym Systems
                                         (on-line personal training systems) (since 2001);
                                         Chief Executive Officer, President, Catalyst
                                         (Consulting) (since 1991); Director, Alzheimer's
                                         Association (New England Chapter) (since 1998)
                                         Chief Executive Officer, Rocket City Enterprises
                                         (internet concierge services) (from 2000 to 2001).

Donald M. Carlton; 65    Trustee since   Director, American Electric Power (electric utility)     30
                         1997            (since 1999); Director, Valero Energy (petroleum
                                         refining) (since 1999); Consultant, URS
                                         Corporation (engineering) (since 1999); Director,
                                         National Instruments Corp. (technology) (since
                                         1994); former Chief Executive Officer, Radian
                                         International L.L.C. (engineering) (1996--1998);
                                         Member of the Management Committee, Signature
                                         Science (research and development) (since 2000).

                                                                                                  Number of
                                                                                                  Investment
                                                                                                  Companies
                                                                                                  Associated
                                                                                                     with
                           Position Held and                                                      Citigroup
                            Length of Time            Principal Occupation During Past 5           Overseen
Name and Age                    Served                Years and Other Directorships Held          by Trustee
------------               ----------------- ---------------------------------------------------- ----------
A. Benton Cocanougher; 64    Trustee since   Special Advisor to the President, Texas A&M              30
                             1991            University (since August 2002); Dean Emeritus and
                                             Wiley Professor, Texas A&M University (since
                                             2001); former Dean and Professor of Marketing,
                                             College and Graduate School of Business of Texas
                                             A&M University (1987--2001); former Director,
                                             Randall's Food Markets, Inc. (1990--1999); former
                                             Director, First American Bank and First American
                                             Savings Bank (1994--1999).

Mark T. Finn; 59             Trustee since   Adjunct Professor, William & Mary College (since         35
                             2001            September 2002); Principal/Member, Balvan
                                             Partners/Balfour Vantage--Manager and General
                                             Partner to the Vantage Hedge Fund, LP (since
                                             March 2002); Chairman and Owner, Vantage
                                             Consulting Group, Inc., (investment advisory and
                                             consulting firm) (since 1988); former Vice
                                             Chairman and Chief Operating Officer, Lindner
                                             Asset Management Company (mutual fund
                                             company) (1999--2001); former President and
                                             Director, Delta Financial, Inc. (investment advisory
                                             firm) (1983--1999); former General Partner and
                                             Shareholder, Greenwich Ventures LLC (investment
                                             partnership) (1996--2001); former President,
                                             Secretary, and Owner, Phoenix Trading Co.
                                             (commodity trading advisory firm) (1997--2000).

Stephen Randolph Gross; 55   Trustee since   Partner, Capital Investment Advisory Partners            30
                             1986            (consulting) (since 2000); Director, United Telesis,
                                             Inc. (telecommunications) (since 1997); Managing
                                             Director, Fountainhead Ventures, L.L.C.
                                             (consulting) (since 1998); Director, ebank.com, Inc.
                                             (since 1997); Director, Andersen Calhoun (assisted
                                             living) (since 1987); Secretary, Carint N.A.
                                             (manufacturing) (since 1988); former Treasurer,
                                             Hank Aaron Enterprises (fast food franchise)
                                             (1985--2001); Chairman, Gross, Collins & Cress,
                                             P.C. (accounting firm) (since 1980); Treasurer,
                                             Coventry Limited, Inc. (since 1985); former
                                             Director, Charter Bank, Inc. (1987--1997); former
                                             Director, Yu Save, Inc. (internet company)
                                             (1998--2000); former Director, Hotpalm.com, Inc.
                                             (wireless applications) (1998--2000); former
                                             Director, Ikon Ventures, Inc. (1997--1998).

Diana R. Harrington; 62      Trustee since   Professor, Babson College (since 1992); former           35
                             2001            Trustee, The Highland Family of Funds (investment
                                             company) (1997--1998).

                                                                                                                    Number of
                                                                                                                    Investment
                                                                                                                    Companies
                                                                                                                    Associated
                                                                                                                       with
                         Position Held and                                                                          Citigroup
                          Length of Time                                                                             Overseen
Name and Age                  Served        Principal Occupation During Past 5 Years and Other Directorships Held   by Trustee
------------             ----------------- -----------------------------------------------------------------------  ----------

Susan B. Kerley; 51       Trustee since    Consultant, Strategic Management Advisors, LLC/Global Research              35
                          2001             Associates, Inc. (investment consulting) (since 1990); Director,
                                           Eclipse Funds (currently supervises 17 investment companies in fund complex) (since 1990).

Alan G. Merten; 61        Trustee since    President, George Mason University (since 1996); Director, Comshare,         30
                          1990             Inc. (information technology) (since 1985); Director, BTG (information technology) (since 1996); former Director, Indus (information technology) (1995--1999).

C. Oscar Morong, Jr.; 67  Trustee since    Managing Director, Morong Capital Management (since 1993); former            35
                          2001             Director, Indonesia Fund (closed end fund) (1990--1999); Trustee,
                                           Morgan Stanley Institutional Fund (currently supervises 75 investment companies) (since 1993).

R. Richardson Pettit; 60  Trustee since    Professor of Finance, University of Houston (1977--2002); Independent        30
                          1990             Consultant (since 1984).

Walter E. Robb, III; 76   Trustee since    Director, John Boyle & Co., Inc. (textiles) (since 1999); President,         35
                          2001             Benchmark Consulting Group, Inc. (service company) (since 1991);
                                           Director, Harbor Sweets, Inc. (candy) (since 1990); Sole Proprietor,
                                           Robb Associates (corporate financial advisors) (since 1978); Director,
                                           W.A. Wilde Co. (direct mail) (since 1982); Director, Alpha Granger
                                           Manufacturing, Inc. (electronics) (since 1983); Co-Owner, Kedron Design
                                           (gifts) (since 1978); former Trustee, MFS Family of Funds (investment company) (1985--2001); former President and Treasurer, Benchmark
                                           Advisors, Inc. (corporate financial advisors) (1989--2000); Harvard
                                           Club of Boston (audit committee) (since 2001).

Officers

R. Jay Gerken*; 51        Chairman,        Managing Director, SSB (since 1996).                                        N/A
                          President and
                          Chief
                          Executive
                          Officer since
                          2002

Lewis E. Daidone*; 45     Chief            Managing Director, SSB (since 1990); Chief Financial Officer, Smith         N/A
                          Administrative   Barney Mutual Funds; Director and Senior Vice President, Smith Barney
                          Officer and      Fund Management LLC and Travelers Investment Adviser.
                          Senior Vice
                          President since
                          2000

                                                                                                                   Number of
                                                                                                                   Investment
                                                                                                                   Companies
                                                                                                                   Associated
                                                                                                                      with
                        Position Held and                                                                          Citigroup
                         Length of Time                                                                             Overseen
Name and Age                 Served        Principal Occupation During Past 5 Years and Other Directorships Held   by Trustee
------------            ----------------- -----------------------------------------------------------------------  ----------

Alan Blake*; 53          Vice President   Managing Director, SSB.                                                     N/A
                         and Investment
                         Officer since
                         2001

Michael McElroy*;        Vice President   Citigroup Asset Management (since 2000); Director of Quantitative           N/A
                         and Investment   Research and Senior Portfolio Manager--US, International and
                         Officer since    Market-Neutral Accounts; Consultant; Digital Equipment Corporation;
                         2002             Associate, Intermarket Capital Associates Ltd.

Roger M. Lavan*; 40      Vice President   Managing Director, SSB.                                                     N/A
                         since 2002

Francis L. Mustaro*; 51  Vice President   Managing Director, SSB.                                                     N/A
                         since 2002

Michael Kagan*; 43       Vice President   Managing Director, SSB.                                                     N/A
                         and Investment
                         Officer since
                         2000

Lawrence Weissman*; 41   Vice President   Managing Director, SSB; former Portfolio Manager, Neuberger & Berman,       N/A
                         and Investment   LLC (1995--1997).
                         Officer since
                         1999

Timothy Woods*; 41       Vice President   Managing Director, SSB (since 1999); former Portfolio Manager, Banker's     N/A
                         and Investment   Trust.
                         Officer since
                         2001

Richard Peteka*; 40      Treasurer since  Director and Head of Internal Control for Citigroup Asset Management        N/A
                         2002             U.S. Mutual Fund Administration (1999--2002); Vice President, Head of
                                          Mutual Fund Administration and Treasurer at Oppenheimer Capital
                                          (1996--1999).

Kaprel Ozsolak*; 36      Controller       Vice President of SSB.                                                      N/A
                         since 2002

Andrew Beagley*; 40      Chief Anti-      Director, SSB (since 2000); Director of Compliance, North America,          N/A
                         Money            Citigroup Asset Management (since 2000); Director of Compliance,
                         Laundering       Europe, the Middle East and Africa, Citigroup Asset Management
                         Compliance       (1999--2000); Compliance Officer, Salomon Brothers Asset Management
                         Officer since    Limited, Smith Barney Global Capital Management Inc., Salomon Brothers
                         2002             Asset Management Asia Pacific Limited (1997--1999).

                                                                                                                   Number of
                                                                                                                   Investment
                                                                                                                   Companies
                                                                                                                   Associated
                                                                                                                      with
                        Position Held and                                                                          Citigroup
                         Length of Time                                                                             Overseen
Name and Age                 Served        Principal Occupation during Past 5 Years and Other Directorships Held   by Trustee
------------            ----------------- -----------------------------------------------------------------------  ----------

Marianne Motley*; 43     Assistant        Director, Mutual Fund Administration for SSB (since 1994).                  N/A
                         Treasurer since
                         2000

Robert I. Frenkel*; 48   Secretary since  Managing Director and General Counsel, Global Mutual Funds for              N/A
                         2000             Citigroup Asset Management (since 1994).

Thomas C. Mandia*; 40    Assistant        Director and Deputy General Counsel, Citigroup Asset Management (since      N/A
                         Secretary since  1992).
                         2000

Rosemary D. Emmens*; 33  Assistant        Vice President and Associate General Counsel, Citigroup Asset               N/A
                         Secretary since  Management (since 1998); Counsel, The Dreyfus Corporation (from 1995 to
                         2000             1998).

Harris C. Goldblat*; 33  Assistant        Vice President and Associate General Counsel, Citigroup Asset               N/A
                         Secretary since  Management (since 2000); Associate, Stroock & Stroock & Lavan LLP (from
                         2000             1997 to 2000).

Wendy Setnicka*; 36      Assistant        Assistant Vice President, Citigroup Asset Management (since 1998).          N/A
                         Controller
                         since 2002

Steven Frank*; 34        Assistant        Vice President, Citigroup Asset Management (since 2001); Assistant Vice     N/A
                         Controller       President, Citigroup Asset Management (1996-2001).
                         since 2001


   The business affairs of each Fund are managed by or under the direction of the Board of Trustees.


   The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Audit Committee met twice during the Funds' last fiscal year to review the internal and external auditing procedures of the Funds and, among other things, to consider the selection of independent certified public accountants for the Funds and to review the independence of the accountants.



   The Board also has a standing Governance Committee. All Trustees who are not "interested persons" of the Funds are members of the Governance Committee. The Governance Committee met three times during the Funds' last fiscal year. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

   The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2002:


                                                                                           Aggregate Dollar
                                                                                            Range of Equity
                                                                                           Securities in All
                                                  Dollar Range of Equity Securities      Investment Companies
                                              ------------------------------------------    Associated with
                                                              Growth and   International Citigroup Overseen by
Name of Trustee                               Large Cap Fund  Income Fund      Fund           the Trustee
---------------                               -------------- ------------- ------------- ---------------------
Interested Trustee
R. Jay Gerken................................      None      over $100,000     None         over $100,000
Disinterested Trustees
Elliott J. Berv..............................      None          None          None        $10,001-$50,000
Donald M. Carlton............................      None          None          None        $10,001-$50,000
A. Benton Cocanougher........................   $1-$10,000   $1-$10,000        None        $1-$10,000
Mark T. Finn.................................      None          None          None        $1-$10,000
Stephen Randolph Gross.......................      None          None          None              None
Diana R. Harrington*.........................      None          None          None        $10,001-$50,000
Susan B. Kerley..............................   $1-$10,000       None          None        $1-$10,000
Alan G. Merten...............................      None      $1-$10,000        None        $1-$10,000
C. Oscar Morong, Jr..........................      None          None          None        $1-$10,000
R. Richardson Pettit.........................      None          None          None        $10,000-$50,001
Walter E. Robb, III..........................      None          None          None        $50,000-$100,000

--------

* Information provided as of fiscal year end December 31, 2001.



   Neither the disinterested Trustees nor their family members had any interest in the manager, Salomon Smith Barney, or any person directly or indirectly controlling, controlled by, or under common control with the manager or Salomon Smith Barney as of December 31, 2002.


   Information regarding compensation paid to the Trustees of the Company for the fiscal year ended October 31, 2002 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the manager.


   Each fund in the Funds' complex pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates their pro rata share of: an annual fee of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, the Funds will reimburse the Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

  Trustees Compensation Table

                                                                       Aggregate
                                Aggregate         Aggregate          Compensation
                               Compensation      Compensation            from
                                from Large     from Growth and       International
Trustee                        Cap Fund/(1)/   Income Fund/(1)/        Fund/(1)/
-------                        ------------  --------------------  -----------------
Interested Trustees
R. Jay Gerken.................    $    0           $     0               $  0
Disinterested Trustees
Elliott J. Berv...............    $1,595           $   928               $ 85
Donald M. Carlton.............    $1,599           $   930               $ 85
A. Benton Cocanougher.........    $1,599           $   930               $ 85
Mark T. Finn..................    $1,595           $   928               $ 85
Riley C. Gilley...............     /(2)/             /(2)/               /(2)/
Stephen Randolph Gross........    $1,599           $   930               $ 85
Diana R. Harrington...........    $1,595           $   928               $ 85
Susan B. Kerley...............    $1,595           $   928               $ 85
Alan G. Merten................    $1,599           $   930               $ 85
C. Oscar Morong, Jr...........    $2,138           $ 1,184               $109
R. Richardson Pettit..........    $1,599           $   930               $ 85
Walter E. Robb, III...........    $1,595           $   928               $ 85
E. Kirby Warren...............     /(2)/             /(2)/               /(2)/

                                Pension or
                                Retirement          Total
                                 Benefits        Compensation
                               Paid as Part     from Funds and      Number of Funds
                                 of Fund         Fund Complex       in Fund Complex
Trustee                          Expenses    Paid to Trustees/(1)/ Served by Trustee
-------                        ------------  --------------------  -----------------
Interested Trustees
R. Jay Gerken.................      None           $     0                227
Disinterested Trustees
Elliott J. Berv...............      None           $70,000                 35
Donald M. Carlton.............      None           $70,000                 30
A. Benton Cocanougher.........      None           $70,100                 30
Mark T. Finn..................      None           $72,500                 35
Stephen Randolph Gross........      None           $72,500                 30
Riley C. Gilley...............     /(2)/           $30,000                N/A
Diana R. Harrington...........      None           $72,500                 35
Susan B. Kerley...............      None           $72,500                 35
Alan G. Merten................      None           $70,000                 30
C. Oscar Morong, Jr...........      None           $90,500                 35
R. Richardson Pettit..........      None           $72,500                 30
Walter E. Robb, III...........      None           $72,500                 35
E. Kirby Warren...............     /(2)/           $37,500                N/A

--------

/(1)/ Information is for the fiscal year ended October 31, 2002.


/(2)/ Messrs. Gilley and Warren, former Trustees of the Company, retired as of June 30, 2002. For the period September 1, 2001 to June 30, 2002, Messrs. Gilley and Warren received $30,000 and $37,500, respectively, as compensation from the fund complex. Mr. Heath McLendon resigned as Trustee of the Company as of September 13, 2002. Mr. McLendon did not receive any compensation from the Company for the fiscal year ended October 31, 2002, as he was affiliated with the manager.

   The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Company or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The amount of benefits to be paid under the Retirement Plan cannot currently be determined.



   Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Company during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Retirement Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the 2002 fiscal year were $117,084. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.


   Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

   The Declaration of Trust of the Company provides that the Company will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Company, unless, as to liability to the Company, or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions in the best interest of the Company. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


   As of February 14, 2003, the Trustees and officers of the Company, as a group, owned less than 1% of any class of the outstanding shares of each Fund.



   As of February 14, 2003, to the best knowledge of the Funds, the following Shareholders of record owned 5% or more of the outstanding shares of the share class indicated:



Fund                      Class Percent Name                    Address
----                      ----- ------- ----                    -------
Large Cap Core Fund...... A      97.7%  PFPC Brokerage Services FBO Primerica Financial Services
                                                                211 South Gulph Road
                                                                King of Prussia, PA 19406

                          B      92.6%  PFPC Brokerage Services FBO Primerica Financial Services
                                                                211 South Gulph Road
                                                                King of Prussia, PA 19406

Growth and Income Fund... A      56.8%  PFPC Brokerage Services FBO Primerica Financial Services
                                                                211 South Gulph Road
                                                                King of Prussia, PA 19406

Fund                                     Class Percent Name                        Address
----                                     ----- ------- ----                        -------
                                         B       90.6% PFPC Brokerage Services     FBO Primerica Financial Services
                                                                                   211 South Gulph Road
                                                                                   King of Prussia, PA 19406

                                         O       7.45% Darrel R. Stephens          SSB IRA Rollover Custodian
                                                                                   304 Cimarron Court
                                                                                   Macon, GA 31220

                                         O       7.11% Eastern Meat Farms Inc      401K Profit Sharing Plan
                                                                                   FBO Pietra Lodico
                                                                                   3880 Sally Lane
                                                                                   Oceanside, NY 11572

                                         O       5.03% Eastern Meat Farms Inc      401K Profit Sharing Plan
                                                                                   FBO Richard Lodico
                                                                                   3918 Jane Lane
                                                                                   Oceanside, NY 11572

                                         Y      43.63% Smith Barney Concert Series State Street Bank & Trust Company
                                                       SB Allocation Growth        James Casey
                                                                                   61 Broadway
                                                                                   New York, NY 10006

                                         Y       20.1% Smith Barney Concert Series State Street Bank & Trust Company
                                                       SB Allocation High Growth   James Casey
                                                                                   61 Broadway
                                                                                   New York, NY 10006

                                         Y       20.1% Smith Barney Concert Series State Street Bank & Trust Company
                                                       SB Allocation High Growth   James Casey
                                                                                   61 Broadway
                                                                                   New York, NY 10006

                                         Y      12.29% Smith Barney Concert Series State Street Bank & Trust Company
                                                       SB Allocation Balance       James Casey
                                                                                   61 Broadway
                                                                                   New York, NY 10006

                                         Y      11.12% Smith Barney Concert Series State Street Bank & Trust Company
                                                       SB Allocation Balance       James Casey
                                                                                   61 Broadway
                                                                                   New York, NY 10006

                                         Y       9.54% Smith Barney Concert Series State Street Bank & Trust Company
                                                       SB Allocation Balance       James Casey
                                                                                   61 Broadway
                                                                                   New York, NY 10006

International Fund...................... A      86.96% PFPC Brokerage Services     FBO Primerica Financial Services
                                                                                   211 South Gulph Road
                                                                                   King of Prussia, PA 19406

                                         B      69.38% PFPC Brokerage Services     FBO Primerica Financial Services
                                                                                   211 South Gulph Road
                                                                                   King of Prussia, PA 19406


  Investment Manager

   Smith Barney Fund Management LLC (the "manager") manages the assets of the Funds pursuant to an investment management agreement (the "Management Agreement"). Subject to such policies as the Board of Trustees of the Company may determine, the manager manages the securities of each Fund and makes investment decisions for each Fund. In addition, the manager provides certain administrative services to each Fund under the Management Agreement.

   The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly Smith Barney Holdings). Holdings is a wholly owned subsidiary of Citigroup.

   The manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments for the Funds. The Management Agreement provides that the manager may delegate the daily management of the securities of a Fund to one or more subadvisers, and that the manager may render services to others.

   The manager provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; and arranging for the maintenance of books and records of each Fund. Trustees, officers and shareholders in the Funds are or may be or may become interested in the manager, as directors, officers, employees or otherwise, and directors, officers and employees of the manager are or may become similarly interested in the Funds.

   Unless otherwise terminated, the Management Agreement will continue in effect with respect to a Fund for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.


   The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by a vote of the Fund's Trustees, or by the manager, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.



   In approving the Management Agreement, the Board, including the disinterested Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the manager or its affiliates in connection with providing services to the Funds, compared the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the manager with respect to each Fund. The Board also considered each Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Fund in comparison to other funds of comparable size, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Fund performance and manager services, and benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from broker-dealers who execute transactions on behalf of the Funds. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Management Agreement was in the best interests of each Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.


   For its services under the Management Agreement with respect to the Large Cap Fund and the Growth and Income Fund, the manager is entitled to receive fees, which are computed daily and paid monthly, at the following annual rates of each Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year: 0.65% up to $1 billion; 0.60% on the next $1 billion; 0.55% on the next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets thereafter. For its services under the Management Agreement with respect to the International Fund, the manager is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 1.00% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The manager may reimburse a Fund for, or waive, all or any portion of its management fees.

   For the fiscal years ended October 31, 2000, 2001 and 2002 the Funds paid advisory fees as follows:


Fund                                             2000        2001        2002
----                                          ----------- ----------- -----------
Large Cap Fund............................... $31,264,546 $26,431,171 $21,155,745
Growth and Income Fund.......................   9,663,674   9,997,622   8,114,883
International Fund...........................   1,924,573   1,690,591   1,130,787


  Subadviser (International Fund only)

   The manager has delegated the daily management of the investments of the International Fund to its affiliate, Citigroup Asset Management Ltd. (the "subadviser").

   It is the responsibility of the subadviser to make the day-to-day investment decisions for the International Fund, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of the manager. The subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the International Fund and effecting securities transactions for the International Fund.

   The manager has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with the subadviser. Unless otherwise terminated, the Sub-Advisory Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the International Fund's Trustees or by a vote of a majority of the outstanding voting securities of the International Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.


   The Sub-Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the International Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the International Fund (as defined in the 1940 Act) or by a vote of the Fund's Trustees, or by the manager, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Sub-Advisory Agreement may be terminated at any time without payment of any penalty by the subadviser on not less than 90 days' written notice to the manager. The Sub-Advisory Agreement provides that neither the subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the International Fund, except for willful misfeasance, bad faith or gross negligence in performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Sub-Advisory Agreement.



   For its services under the Sub-Advisory Agreement, the subadviser is entitled to receives fees, which are computed daily and paid monthly, at an annual rate equal to 0.70% of the aggregate assets of the Fund allocated to the subadviser. The subadviser's compensation is payable by the manager.


  Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the Funds, the manager, the subadviser and principal underwriters have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by a Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   A copy of the Funds' code of ethics is on file with the SEC.

  Independent Auditors

   KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the Funds' independent auditors to examine and report on the Funds' financial statements and highlights for the fiscal year ending October 31, 2003.

                 INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

   The Prospectuses discuss the investment objectives of each Fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the Funds' investment objectives and management policies contained in the Prospectuses. The selection of investments and the utilization of investment techniques depends on, among other things, the manager's investment strategies for the Funds, conditions and trends in the economy and financial markets and investments being available on terms that, in the manager's opinion, make economic sense. The Funds may engage in these and any other practices not prohibited by their investment restrictions. Investment objectives and management policies may be changed by the Trustees without shareholder approval. For further information regarding the risks associated with these practices, see "Risk Factors" below.

   Each Fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under the Act.

General

  International Fund

   International Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

   The International Fund invests primarily in the common stocks of foreign companies that the manager believes have above-average prospects for growth, including companies in emerging markets. Generally, the International Fund invests in a number of different countries and, under normal circumstances, the International Fund invests in companies in at least three foreign markets. The fund may invest up to 10% of its net assets (at the time of investment) in issuers located in or doing a substantial portion of their business in emerging markets. Under normal circumstances, the Fund also invests primarily in large cap securities. Large cap securities are securities of issuers typically with market capitalizations of $750 million or more.

   The International Fund usually invests in securities listed on securities exchanges, although it may also purchase securities which are not registered for sale to the general public, or, to a limited extent, securities that are not readily marketable. The International Fund may invest directly in foreign securities or may invest in depositary receipts.

   While the International Fund's policy is to invest primarily in common stocks of companies organized outside the United States ("non-U.S. issuers") believed to possess better than average prospects for growth, appreciation may be sought in other types of securities, principally of non-U.S. issuers, such as fixed income securities, convertible and non-convertible bonds, preferred stocks and warrants, when relative values make such purchases appear attractive either as individual issuers or as types of securities in certain economic environments. There is no formula as to the percentage of assets that may be invested in any one type of security.

  Large Cap Fund

   Large Cap Fund seeks capital appreciation. Large Cap Fund seeks to achieve its investment objective primarily through investments in U.S. common stocks and other equity securities. Any income realized on its investments will be purely incidental to its goal of capital appreciation. Under normal market conditions, the Large Cap Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations and related investments. Although this policy relating to securities of companies with large market capitalizations may be changed without shareholder approval, the Large Cap Fund will provide its shareholders with at least 60 days prior notice of any change in this policy.

   The Fund also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short term investments may include repurchase agreements with banks or broker-dealers. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.


   Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Fund may also invest up to 20% of its total assets in securities of foreign issuers.


  Growth and Income Fund

   Growth and Income Fund seeks reasonable growth and income. Growth and Income Fund seeks to achieve its investment objective primarily through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

   Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.


   The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers. The Fund may also invest up to 20% of its total assets in securities of foreign issuers. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.


Equity Securities (All Funds except as otherwise noted)

   Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

   Warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

   REITs. Real estate investment trusts ("REITs") are pooled investment vehicles that invest in real estate or real estate loans or interests. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code"). Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if a Fund invests in REITs.

Fixed Income Securities (All Funds except as otherwise noted)

   Corporate Debt Obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Because zero coupon securities do not pay current interest in cash, these securities are subject to greater credit risk and greater fluctuation in value in response to changes in market interest rates than debt obligations that pay interest currently.

   U.S. Government Securities. The U.S. Government securities in which the Funds may invest include bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

   Short-Term Investments. In certain circumstances the Funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved.

   Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore may only invest in a master demand note to the extent that the investment would not violate the Fund's limits on restricted and illiquid securities.

   Commercial Bank Obligations. The Funds may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic savings and loan associations and other banking institutions. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

   The International Fund may invest in bank obligations issued by foreign banks. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

Derivative Contracts (All Funds except as otherwise noted)

   Writing Covered Call Options. The Funds may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

   A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the Fund as writer of a call option continues, the Fund may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Fund's custodian.

   The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

   Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

   Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

   The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

   Purchasing Put Options. The Funds may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

   Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

   Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the Fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

   Purchasing Call Options. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into a closing sale transaction with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction.

   Options on Stock Indices. Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

   Futures Contracts. Each Fund may enter into interest rate or currency Futures Contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund. A Fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

   A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

   Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate and currency exchange rate fluctuations or other market factors, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

   Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Funds intend to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

   As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

   Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, currency exchange rates, financial indices or other instruments.

   Each Fund's Futures transactions normally will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies the Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Each of the Funds may, however, enter into Futures transactions for non-hedging purposes, subject to applicable law.

   "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins which may be 5% or less of the value of the Futures Contract being traded.

   If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on its margin deposits.

   Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   As an alternative to purchasing call and put options on Futures, each Fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

   To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

   In order to assure that the Funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations and related positions of the Commodity Futures Trading Commission ("CFTC") require that each Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets, or (iii) for non-hedging purposes, provided that the aggregate notional value of such non-hedging positions (as calculated pursuant to CFTC regulations and interpretations) does not exceed the liquidation value of the Fund's assets.

   New options and Futures Contracts, such as single stock futures and narrow-based security indices futures, and various combinations thereof continue to be developed and each Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objectives and regulatory requirements applicable to investment companies.

   Foreign Currency Exchange Transactions (International Fund). Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may, but is not obligated to, enter into currency exchange transactions to convert U.S. currency to foreign currency and foreign currency to U.S. currency, as well as convert foreign currency to other foreign currencies. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The Fund also may, but is not obligated to, enter into foreign currency hedging transactions in an attempt to protect the value of the assets of the Fund as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although the Fund's assets are valued daily in terms of U.S. dollars, the Company does not intend to convert the Fund's holdings of other currencies into U.S. dollars on a daily basis.) The Fund does not currently intend to speculate in currency exchange rates or forward contracts.

   The Fund may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

   A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because these contracts are traded in the interbank market and not on organized commodities or securities exchanges, these contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.

   When the Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U. S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund may be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   When the manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The projection of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that its best interests will be served.
   The Fund generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, the Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

   It is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

   The Fund has established procedures consistent with policies of the Securities and Exchange Commission (the "SEC") concerning forward contracts. Those policies currently require that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.

   The Fund may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If the Fund purchases a put option on a non-U.S. currency and the value of the non-U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

   The purchase of such options could offset, at least partially, the effects of adverse movements in exchange rates. However, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

   The Fund may write options on non-U.S. currencies for hedging purposes or otherwise to achieve its investment objective. For example, where the Fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.

   The writing of put or call options on non-U.S. currencies by the Fund will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   Put and call options on non-U.S. currencies written by the Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

   Investing in depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities denominated in currencies other than the U.S. dollar. Because the securities underlying these receipts are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. The Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

   Of course, the Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the manager. It should be realized that under certain circumstances, hedging arrangements to protect the value of the Fund's securities against a decline in currency values may not be available to the Fund on terms that make economic sense (they may be too costly). It should also be realized that these methods of protecting the value of the Fund's securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged currency, they do not eliminate the risk of loss and also tend to limit any potential gain which might result should the value of such currency increase.

   Use of Segregated and Other Special Accounts. Use of many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid securities or other assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid securities equal to the amount of the Fund's obligations.

   OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and Option Clearing Corporation ("OCC") issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

   In the case of a Futures Contract or an option on a Futures Contract, the Fund must deposit initial margin and, in some instances, daily variation margin, typically with third parties such as a clearing organization, in addition to segregating assets with its custodian sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based Futures Contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

   Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a Futures Contract or forward contract, the Fund could purchase a put option on the same Futures Contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Practices

   Securities of Foreign Issuers. The Large Cap and Growth and Income Funds may invest up to 20% of their assets in securities of foreign issuers, and the International Fund invests primarily in common stocks of foreign issuers under normal circumstances. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.


   Each Fund may also purchase foreign securities in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.



   ADRs, EDRs and GDRs are issued through "sponsored" or "unsponsored" arrangements. In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the holders. In addition, less information is available in the United States about an unsponsored depository receipt than about a sponsored depository receipt, and the financial information about a company may not be as reliable for an unsponsored depository receipt as it is for a sponsored depository receipt. Each Fund may invest in depository receipts through both sponsored and unsponsored arrangements.


   With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

   The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur expenses in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities.

   A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors. For more information regarding the risks of investing in securities of emerging markets, see "Risk Factors--Securities of Developing/Emerging Markets Countries" below.

   Subject to applicable statutory and regulatory limitations, assets of the International Fund may be invested in shares of other investment companies. The International Fund may invest in closed-end investment companies which primarily hold securities of non-U.S. issuers. Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

   ETFs or Exchange Traded Funds. Each Fund may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index.

   Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. In the future, as new products become available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.

   Illiquid and Restricted Securities. The Funds may invest in illiquid and restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the restriction, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent qualified institutional buyers become for a time uninterested in purchasing these restricted securities. This could result in a Fund's inability torealize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

   Repurchase Agreements. Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

   For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

   Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

   Short Sales. Each Fund may from time to time make short sales of securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales. The Fund may also enter into short sales "against the box". A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. There are certain transaction costs associated with short sales against the box, but the Fund endeavors to offset these costs with the income from the investment of the cash proceeds of short sales. Each of the Large Cap Fund and the Growth and Income Fund does not intend to make short sales or maintain a short position if to do so would cause more than 25% of the Fund's total assets, taken at market value, to be held as collateral for such sales. The manager does not expect that more than 40% of the International Fund's total assets would be involved in short sales against the box. The manager currently does not intend to engage in such sales for the International Fund.

   The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Where short sales are not against the box, losses may be unlimited.

   Leverage. Each Fund may borrow from banks, on a secured or unsecured basis and use the proceeds to make additional investments. This speculative factor is known as "leverage." Leverage creates an opportunity for increased returns to shareholders of a Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a Fund's shares and in a Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income or appreciation from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. If the securities purchased with borrowed funds lose value, the net loss of the Fund will be greater than if leverage had not been used. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund. Each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

   Lending Portfolio Securities. Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, cash equivalents, or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Salomon Smith Barney, and which is acting as a "finder".

   In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value;
(e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the manager the consideration to be earned from such loans would justify the risk. It is not intended that the value of the securities loaned by the International Fund would exceed 30% of the market value of the Fund's total assets.

   When-Issued Securities. Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities occurs beyond customary settlement times. In general, a Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. It is expected that, under normal circumstances, a Fund would take delivery of such securities, but the Fund may sell them before the settlement date. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Fund expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transactions themselves. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

                                 RISK FACTORS

   The Prospectuses discuss the risk factors associated with the investment policies and strategies employed by each Fund. The following discussion supplements the description of risk factors contained in the Prospectuses.

   General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

   Equity Securities. Equity securities have historically been more volatile than most debt securities in response to market risk. Market risk is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions. The value of some securities held by the Funds may be quite volatile.

   Fixed Income Securities. Investments in fixed income securities may subject the Funds to risks, including the following:

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

   Lower Rated and Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds, commonly referred to as "junk bonds", have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

   Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other rating agencies might not timely change their ratings of a particular issue to reflect subsequent events.

   Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

   There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors. Capital gains are also subject to taxation in some foreign countries.

   Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

   Special Risks of Countries in the Asia Pacific Region. Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

   Securities of Developing/Emerging Markets Countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

   One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. In Latin America, countries have faced currency devaluation and defaults on public debt creating national economic crises. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

   Many of a Fund's investments in the bonds of issuers in emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

   Derivative Instruments. In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Derivative contracts include options, Futures Contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.

   The following are the principal risks associated with derivative instruments.

      Leverage and associated price volatility: The use of certain derivatives may involve leverage for a Fund because they create an obligation, or indebtedness, to someone other than the Fund's investors and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. Derivatives may magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does.

      Credit risk: Certain types of derivatives are subject to the risk that the counterparty may fail to honor contract terms.

      Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Certain derivative instruments are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

      Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

   Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of such instrument in relation to the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

   Special Risks of Using Futures Contracts and Options on Futures
Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

   Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.

   In order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

   Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

   As with options on debt securities, the holder of an option may terminate the position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on Futures Contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

   In addition to the risks which apply to all option transactions, there are several special risks relating to options on Futures Contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The Fund will not purchase options on Futures Contracts on any exchange unless and until, in the manager's opinion, the market for such options had developed sufficiently that the risks in connection with options on Futures Contracts are not greater than the risks in connection with Futures Contracts. Compared to the use of Futures Contracts, the purchase of options on Futures Contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). Writing an option on a Futures Contract involves risks similar to those arising in the sale of Futures Contracts, as described above.

   Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency--the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by a Fund.

   Portfolio Turnover. Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions a Fund may experience a high rate of portfolio turnover. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may accelerate the recognition of taxable gains as well as increase the recognition of short-term, rather than long-term, capital gains if as a result securities are held for one year or less. (For further information see "Portfolio Turnover" below).

   Special Risks of Options. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

   The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

   Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Salomon Smith Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Trustees may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

   Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                            INVESTMENT RESTRICTIONS

   Each Fund has adopted the following policies which may not be changed with respect to a Fund without approval by holders of a majority of the outstanding voting securities of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

   A Fund may not:

      (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

      (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

      (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

      (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

      (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

      (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

      (7) purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco (Large Cap Fund and Growth and Income Fund only).

   The Funds have also adopted the following nonfundamental investment restriction that may be changed by the Company's Board of Trustees at any time. Accordingly, a Fund may not:

   invest more than 15% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).

   If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

                                   BROKERAGE

   The manager is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Fund may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, a Fund may place brokerage transactions with affiliated persons of the manager. In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Fund or the manager.

   Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the manager in fulfilling its investment-decision making responsibilities.


   Pursuant to the Management Agreement, the manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the manager and its affiliates have with respect to accounts over which they exercise investment discretion. The management fee that a Fund pays to the manager will not be reduced as a consequence of the manager's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the manager, the manager would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently. During the fiscal year ended October 31, 2002, the Company directed the payment of $260,000 in brokerage commissions to brokers because of research services provided.


   To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Funds or other investment companies associated with Citigroup as a factor in the selection of firms to execute portfolio transactions for the Funds.

   The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Funds effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the Funds. In the opinion of the manager, the benefits from research services to the Funds and to the accounts managed by the manager cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.

   The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts that the manager may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations among a Fund, and other advisory accounts, the main factors considered by the manager are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

   The following table summarizes for each Fund the total brokerage commissions paid.


                                                              Growth and
        Fiscal Year Ended October 31 International Large Cap    Income
        ---------------------------- ------------- ---------- ----------
                    2002............   $161,878    $4,172,411 $2,148,439
                    2001............   $233,590    $2,718,714 $2,139,394
                    2000............   $520,019    $3,212,619 $4,394,666


   The Funds may from time to time place brokerage transactions with the Funds' distributor, Salomon Smith Barney, or through other brokers that may be considered affiliated persons of the manager or a distributor. The Board of Trustees has adopted procedures designed to ensure that commissions paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

   The Funds paid the following commissions to affiliated brokers during the periods shown:


                                                           Salomon
                                                            Smith
             Fiscal Year 2002 Commissions                  Barney
             ----------------------------                  --------
             International................................ $  9,831
             Large Cap.................................... $139,295
             Growth and Income............................ $ 48,378



                                                           Salomon
                                                            Smith
             Fiscal Year 2001 Commissions                  Barney
             ----------------------------                  --------
             International................................ $ 13,189
             Large Cap.................................... $154,694
             Growth and Income............................ $259,619



                                                          Salomon
                                              Robinson     Smith
             Fiscal Year 2000 Commissions   Humphrey/(1)/ Barney
             ----------------------------   ------------  --------
             International.................        --     $ 34,568
             Large Cap.....................   $13,591     $144,948
             Growth and Income.............        --     $ 35,310

--------
/(1)/ Robinson Humphrey is now a part of Salomon Smith Barney.

   For each affiliated broker, the tables below set forth the percentage of the Fund's aggregate brokerage commissions paid to the broker during the fiscal year ended October 31, 2002, and the percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through the broker during the same period.


           Percentage of Aggregate                         Salomon
           Brokerage Commissions Paid                    Smith Barney
           --------------------------                    ------------
           International................................      6.1%
           Large Cap....................................      3.3%
           Growth and Income............................     2.25%



           Percentage of
           Aggregate Dollar Amount of
           Transactions Involving                          Salomon
           Payment of Commissions                        Smith Barney
           ----------------------                        ------------
           International................................      7.4%
           Large Cap....................................      3.0%
           Growth and Income............................     2.87%


                              PORTFOLIO TURNOVER

   For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the manager deem it advisable to purchase or sell securities.

   For the fiscal years ended October 31, 2001 and 2002 the portfolio turnover rates were as follows:


       Fund                                                    2002 2001
       ----                                                    ---- ----
       International Fund..................................... 24%  24%
       Large Cap Fund......................................... 38%  27%
       Growth and Income Fund................................. 44%  69%


   Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

   The manager manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Salomon Smith Barney research department in managing the Funds.

                                 DISTRIBUTORS

   Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York, 10013 and PFS Distributors, Inc., located at 3120 Breckinridge Blvd., Duluth, Georgia 30099 ("PFS Distributors" and, collectively with Salomon Smith Barney, the "distributors"), serve as non-exclusive principal underwriters and co-distributors of the shares of the Funds pursuant to written agreements dated June 5, 2000 (the "Distribution Agreements") which were approved by the Funds' Board of Trustees, including a majority of the independent Trustees, on April 17, 2000. Prior to and up to June 5, 2000, CFBDS, Inc. ("CFBDS") acted as a distributor.

   A distributor's obligation is an agency or "best efforts" arrangement under which the distributor is required to take and pay only for such shares of each Fund as may be sold to the public. A distributor is not obligated to sell any stated number of shares. Each Distribution Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Company's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. Each Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

   A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the applicable distributor and may be substantial. Citigroup and its affiliates may make similar payments under similar arrangements.

   A distributor is entitled to receive the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares, and said amount is paid to service agents. PFS Distributors and Salomon Smith Barney are entitled to receive the contingent deferred sales charge paid upon certain redemptions of Class B and L shares directly from the Fund, for PFS accounts and Salomon Smith Barney accounts, respectively, for any of the distribution and service expenses described above.

  Initial Sales Charges--Class 1, Class A, Class L and Class O

   The following table shows commissions paid as initial sales charges on Class 1, Class A, Class L and Class O shares, amounts retained by a distributor and amounts received by PFS Investments, Inc. during the fiscal years ended October 31, 2002, 2001 and 2000. For the period prior to June 5, 2000, CFBDS, Inc. served as distributor to the Funds.


October 31, 2002                    International  Large Cap  Growth and Income
----------------                    ------------- ----------- -----------------
Total Underwriting Commissions*....  $  699,000   $15,942,000    $2,657,000

October 31, 2001                    International  Large Cap  Growth and Income
----------------                    ------------- ----------- -----------------
Total Underwriting Commissions**...  $  615,000   $16,975,000    $3,810,000

October 31, 2000                    International  Large Cap  Growth and Income
----------------                    ------------- ----------- -----------------
Total Underwriting Commissions***..  $1,937,257   $14,939,000    $4,137,000

--------

*  Of these totals, the following amounts were paid to PFS Distributors:
   $385,317, $8,019,366, and $1,844,153, for the above listed Funds, respectively.

** Of these totals, the following amounts were paid to PFS Distributors:
   $413,000, $12,194,000, and $2,753,000, for the above listed Funds, respectively.
*** Of these totals, the following amounts were paid to PFS Distributors:
    $1,150,730, $8,963,391, and $2,482,200, for the above listed Funds, respectively.

                                 SERVICE PLANS

   Class A, Class B, and Class L shares of each Fund and Class O and Class P shares of the Growth and Income Fund have a Service Plan (each, a "Service Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Plans, a Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class A shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class B shares and Class L shares. Under the Plans, Growth and Income Fund may pay monthly fees at an annual rate not to exceed 0.70% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class O shares, and not to exceed 0.75% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class P shares. Such fees may be used to make payments to a distributor for distribution services, to service agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to a distributor, service agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by a distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales of different classes of shares.

   The Service Plans also provide that a distributor and service agents may receive any front-end sales charge as total or partial compensation for their services in connection with the sale of shares and all or a portion of any deferred sales charges paid by investors.

   The Service Plans permit the Funds to pay fees to a distributor, service agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, a Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to a distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, a distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plans for each Fund, the Trustees will review the Service Plans and the expenses for each Fund separately.

   Each Service Plan also recognizes that various service providers to the Funds, such as the manager, may make payments for distribution related expenses out of their own resources, including past profits, or, in the case of the manager, its management fees, and that the Funds' distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

   Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Company's Trustees and a majority of the Company's Trustees who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph, "qualified Trustees"). Each Service Plan requires that the Board of Trustees be provided with and review, quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified trustees is committed to the discretion of such qualified trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the Company's qualified Trustees or by a vote of a majority of the voting power of the outstanding voting securities, as defined in the 1940 Act, of that class. A Service Plan may not be amended to increase materially the amount of a class's permitted expenses thereunder without the approval of a majority of the voting power of the outstanding voting securities, as defined in the 1940 Act, of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Company will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Company will preserve such copies in an easily accessible place.


   For the fiscal year ended October 31, 2002, the aggregate expenses for the International Fund under the Fund's Class A Plan were $123,208 or 0.25% of the Class A shares' average net assets; under the Class B Plan were $566,405 or 1.00% of the Class B shares' average net assets; and under the Class L Plan were $33,597 or 1.00% of the Class L shares' average net assets.



   For the fiscal year ended October 31, 2002, the aggregate expenses for the Large Cap Fund under the Class A Plan were $1,030,782 or 0.25% of the Class A shares' average net assets; under the Class B Plan were $3,586,951 or 1.00% of the Class B shares' average net assets; and under the Class L Plan were $55,566 or 1.00% of the Class L shares' average net assets.



   For the fiscal year ended October 31, 2002, the aggregate expenses for the Growth and Income Fund under the Fund's Class A Plan were $716,733 or 0.25% of the Class A shares' average net assets; under the Class B Plan were $1,455,266 or 1.00% of the Class B shares' average net assets; under the Class L Plan were $55,812 or 1.00% of the Class L shares' average net assets; under the Class O Plan were $14,945 or 0.70% of the Class O shares' average net assets; and under the Class P Plan were $289,274 or 0.75% of the Class P shares' average net assets.


   For the fiscal year ended October 31, 2002, the distributors and/or service agents incurred the following distribution expenses for the Funds:


                                           Printing and
                                            Mailing of  Support    Financial   Interest
Fund Name                      Advertising Prospectuses Services Professionals Expense    Total
---------                      ----------- ------------ -------- ------------- -------- ----------
International.................   $11,752       $221     $ 85,466  $  582,463   $ 36,690 $  716,591
Large Cap.....................   $32,610       $322     $148,530  $4,957,800   $183,664 $5,322,926
Growth and Income.............   $41,185       $205     $185,748  $2,117,433   $ 56,247 $2,400,817

                       DETERMINATION OF NET ASSET VALUE

   The assets attributable to the shares of each class of a Fund reflect the value of separate interests in a single portfolio of securities. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class. The net asset value of the shares of each Fund is determined at 4:00 p.m., Eastern time (or at the close of the New York Stock Exchange ("NYSE"), if earlier, on each business day on which the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

   The value of equity securities is computed by (i) valuing listed or unlisted securities for which market quotations are readily available at the prices reported by an independent pricing service, or as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (ii) valuing any securities for which market quotations are not readily available and any other assets using fair value procedures established by and under the supervision of the Board of Trustees. Options on stocks, options on indices, futures contracts and options on futures contracts, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices.

   The trading of securities on most foreign exchanges and over-the-counter-markets is normally completed before the close of regular trading on the NYSE. Trading may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of securities occur between the time at which the market price is determined and the time when a Fund's net asset value is calculated, such securities may be valued using fair value procedures established by and under the general supervision of the Board of Trustees of the Company.

   U.S. Government securities are traded in the over-the-counter market and valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis to the extent this approximates market value.

   When, in the judgment of a pricing service used by the Fund, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the service from dealers in such securities). Other investments are carried at fair value as determined by the pricing service, based on methods which include consideration of: yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the pricing service would be valued using fair value procedures established by and under the general supervision of the Board of Trustees of the Company.

ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES AND SHAREHOLDER
                                   PROGRAMS

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing shares based upon your individual investment needs.

   Each class of shares of each Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares of each Fund and Class P shares of the Growth and Income Fund automatically convert to Class A shares in eight years. In addition, shareholders in a Salomon Smith Barney Retirement Program may have special exchange rights. See "Salomon Smith Barney Retirement Programs" below.


   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another.

   The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares,
(v) litigation or other legal expenses relating to a specific class of shares,
(vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

   The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares.

   Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.

   A Fund receives the entire net asset value of all Class A shares that are sold. The distributors retain the full applicable sales charge from which a distributor pays the uniform reallowances shown in the table below.


                                                                 Broker/Dealer
                                   Sales charge   Sales charge     commission
 Amount of                          as a % of       as a % of      as a % of
 your investment                  offering price your investment offering price
 ---------------                  -------------- --------------- --------------
 Less than $25,000...............      5.00%          5.26%             4.50%
 $25,000 to less than $50,000....      4.25%          4.44%             3.83%
 $50,000 to less than $100,000...      3.75%          3.90%             3.38%
 $100,000 to less than $250,000..      3.25%          3.36%             2.93%
 $250,000 to less than $500,000..      2.75%          2.83%             2.48%
 $500,000 to less than $1,000,000      2.00%          2.04%             1.80%
 $1,000,000 or more..............       -0-*            -0-*      up to 1.00%

--------
* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to the service agent whose clients make purchases of $1,000,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B, Class L, Class O and Class P shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge" below.

   Service agents may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the Securities Act of 1933, as amended. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   The initial sales charge on Class A shares may be waived in certain circumstances. See "Sales Charge Waivers and Reductions" below for more information about waivers of initial sales charges on Class A shares.

Class B Shares.

   Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

   Commissions will be paid to service agents that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other Smith Barney mutual funds or on sales of Class B shares to investors exempt from the Deferred Sales Charge. Service agents that sell Class B shares will also receive a portion of the service fee payable under the Class B service plan at an annual rate equal to 0.25% of the average daily net assets represented by Class B shares sold by them.

Class L Shares.

   Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Service agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the 13th month after purchase, service agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares that they have sold. See "Deferred Sales Charge Provisions" below.

Class 1 Shares.


   Class 1 shares are offered only through PFS Investments Inc., and only to eligible Class 1 purchasers, at the next determined net asset value plus a sales charge, as set forth below.


                                                             Reallowed to
                                         As % of   As % of  PFS (as a % of
                                        net amount offering    offering
      Size of investment                 invested   price      price)*
      ------------------                ---------- -------- --------------
      Less than $10,000................    9.29%     8.50%       7.00%
      $10,000 but less than $25,000....    8.40%     7.75%       6.25%
      $25,000 but less than $50,000....    6.38%     6.00%       5.00%
      $50,000 but less than $100,000...    4.71%     4.50%       3.75%
      $100,000 but less than $250,000..    3.63%     3.50%       3.00%
      $250,000 but less than $400,000..    2.56%     2.50%       2.00%
      $400,000 but less than $600,000..    2.04%     2.00%       1.60%
      $600,000 but less than $5,000,000    1.01%     1.00%       0.75%
      $5,000,000 or more...............    0.25%     0.25%       0.20%

--------
* Additionally, PFS Distributors, Inc. pays to PFS Investments, Inc. ("PFS Investments") a promotional fee calculated as a percentage of the sales charge reallowed to PFS. The percentage used in the calculation is 3%.

   A distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, service agents or their affiliates may also pay for certain non-cash sales incentives provided to financial professionals. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, service agents may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to financial professionals that sell shares of the Company.



   Investors purchasing Class 1 shares may under certain circumstances be entitled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are the same as those described below under "Purchases of Shares--Cumulative Purchase Discount" and "Letter of Intent."

Class Y Shares.


   Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are generally available only to investors investing a minimum of $15,000,000 (except there is no minimum purchase amount for purchases of Class Y shares by (i) Smith Barney Allocation Series Inc.; (ii) the Bright Start(R) and Scholars Choice/SM/ College Savings Programs; and (iii) a pension, profit-sharing or other benefit plan for employees of Citigroup and its subsidiaries).


Class O and Class P Shares.

   Class O and Class P shares are only offered by the Growth and Income Fund and may only be purchased by investors who currently hold Class O and Class P shares, respectively. The various features of Class O and Class P shares are identical to Class L and Class B shares, respectively, except that Class O and Class P shares are subject to lower distribution and service (12b-1) fees. See the prospectus of the Growth and Income Fund under "Choosing a class of shares to buy" and "Sales charges" for further information.

  General.

   Investors may purchase shares from a service agent that has entered into a sales or service agreement with a distributor concerning the Funds. In addition, certain investors, including qualified retirement plans that are customers of certain service agents, may be eligible to purchase shares directly from the Funds. When purchasing shares of a Fund, investors must specify which class they intend to purchase. Service agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly with a sub-transfer agent are not subject to a maintenance fee.

PFS Accounts


   Initial purchases of shares of each Fund must be made through a PFS Investments Inc. Registered Representative by completing the appropriate application. The completed application should be forwarded to the sub-transfer agent for PFS; Primerica Shareholder Services ("Primerica"), P.O. Box 9662, Providence, Rhode Island 02940-9662. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments must be sent directly to Primerica. In processing applications and investments, Primerica acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the Prospectus. If Primerica ceases to act as sub-transfer agent, a successor company named by the Company will act in the same capacity so long as the account remains open. Shares of the International Fund will be sold to new shareholders only through PFS, but existing shareholders may make additional purchases under existing arrangements.



   Shares purchased will be held in the shareholder's account by Primerica.



   Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least (i) $1,000 for each account in each class (except for Systematic Investment Plan accounts), (ii) $250 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gifts or Transfers to Minors Account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under
Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and (iv) $1 for Simple IRAs in a Fund. Shareholders may purchase shares of a Fund through the Systematic Investment Plan on a monthly basis. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment Plan." Subsequent investments of at least (i) $25 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gifts or Transfers to Minor Account,
(ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, directors or trustees of any of the Smith Barney mutual funds, and their spouses and children. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the sub-transfer agent prior to the close of regular trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day.


   Initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Inc. Registered Representative must contact Primerica at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact Primerica at (800) 544-5445 to obtain proper wire instructions.



   Shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact Primerica at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. EST any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his or her account, he or she should decline the telephone transaction option on the account application. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer funds from the bank account provided for the amount of the purchase. Subsequent investments by telephone may not be available if the shareholder cannot reach the applicable sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use a Fund's regular subsequent investment procedure described above.


Other Accounts


   Investors in Class A, Class B, and Class L shares may open an account in a Fund by making an initial investment of at least (i) $1,000 for each account,
(ii) $250 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gifts or Transfers to Minor Account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and (iv) $1 for Simple IRAs in a Fund. Shareholders may purchase shares of a Fund through the Systematic Investment Plan on a monthly basis. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment Plan." Subsequent investments of at least (i) $50 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gifts or Transfers to Minor Account, (ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Salomon Smith Barney, and directors/trustees of any Citigroup affiliated funds, including the Smith Barney mutual funds, and their immediate family. Class Y shares are generally only available to investors investing a minimum of $15 million. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.


   Shares purchased will be held in the shareholder's account by the service agent.

   Purchase orders received by a Fund prior to the close of regular trading on the NYSE, on any day that Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a service agent prior to the close of regular trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a Fund or a Fund's agent prior to its close of business. For shares purchased through a service agent, payment for shares of a Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   From time to time, a Fund's distributors or the manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of a Fund. Such concessions provided by a Fund's distributors or the manager may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding a Fund, and/or other dealer-sponsored events. From time to time, a Fund's distributors or the manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. (the "NASD").


   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, a service agent or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. For PFS accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30, and a shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of $30. For all other accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by its service agent or the applicable sub-transfer agent. The Systematic Investment Plan also authorizes a service agent to apply cash held in the shareholder's account opened with the service agent or redeem the shareholder's shares of certain money market funds to make additions to the account. Additional information is available from the Funds or your service agent.


  Sales Charge Waivers and Reductions.

  Cumulative Purchase Discount.

    PFS Accounts

   The reduced sales load reflected in the sales charge tables applies to purchases of Class A and Class 1 shares of the various Funds. An aggregate investment includes all shares of all of the Funds (and any other eligible funds, as described above), plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described below. PFS Investments must notify a distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the distributor or Primerica confirm the investor's representations concerning his holdings.

  Initial Sales Charge Waivers.

   PFS Accounts

   Purchases of Class A shares through PFS Accounts may be made at net asset value without a sales charge in the following circumstances:

      (a) sales to board members and employees of Citigroup and its subsidiaries;

      (b) sales to board members of the Smith Barney mutual funds or any other mutual funds for which members of Citigroup act as investment adviser, administrator or service agent (including retired board members); the immediate families of such persons (including the surviving spouse of a deceased board member); and to a pension, profit-sharing or other benefit plan for such persons;




      (c) issuance to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;

      (d) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another fund of the Smith Barney mutual funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;



      (e) exchanges for Class A shares of a Fund for Class A shares of another fund of the Smith Barney mutual funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of that Fund;



      (f) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup;



      (g) sales through financial professionals of service agents where the amounts invested represent the redemption proceeds from other investment companies, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, and (ii) the shareholder has paid an initial sales charge or has paid or was subject to a deferred sales charge on such redeemed shares;




   In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   In addition, Class A shares of a Fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of ERISA. Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Company may terminate, or amend the terms of, offering shares of the Company at net asset value to such persons at any time. Contact Primerica at (800) 544-5445 for further information and appropriate forms.



   Other Accounts

   Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances: (a) sales to (i) board members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of financial consultants or other registered representatives affiliated with Citigroup who recently joined a broker-dealer affiliated with Citigroup that has a sales agreement with a distributor concerning a Fund, if certain conditions are met;
(d) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in a Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by certain investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with certain Citigroup affiliates, including Citistreet Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   Class A initial sales charges are also waived for the following types of investors:



    . separate accounts used to fund certain Section 403(b) or 401(a) or (k) accounts;



    . Intergraph Corporate Stock Bonus Plan participants reinvesting distribution proceeds from the sale of the Smith Barney Appreciation Fund; and


    . Purchases by executive deferred compensation plans offered through the Salomon Smith Barney Inc. ExecChoice program.


   Right of Accumulation. Class A shares of a Fund may be purchased by any person, as defined above, at a reduced sales charge or at the net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of that Fund and of most other Smith Barney mutual funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from the Funds or the investor's service agent.

  Letter of Intent

   PFS Accounts

   A Letter of Intent applies to purchases of Class A shares of all Funds and Class 1 shares of all Funds. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the sub-transfer agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the service agent or, if not paid, the service agent will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

   Other Accounts


   A Letter of Intent to purchase Class A shares for an amount of $25,000 or more, provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of each Fund and other Smith Barney mutual funds, offered with a sales charge acquired during the term of the Letter plus
(ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your service agent or the transfer agent to obtain a Letter of Intent application.


   Deferred Sales Charge Provisions. Deferred Sales Charge Shares are: (i) Class B shares; (ii) Class L shares; (iii) Class O shares of the Growth and Income Fund; (iv) Class P shares of the Growth and Income Fund; and (v) Class A shares that were purchased without an initial sales charge but subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

   Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares and Class P shares, shares redeemed six years or later since their purchase; or (d) with respect to Class L shares, Class O shares, or Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

   Class L Shares, Class O shares, and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares (or Class P shares of the Growth and Income Fund), the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding account statement month. The following table sets forth the rates of the charge for redemptions of Class B shares (and Class P shares of the Growth and Income Fund) by shareholders.

                                                        Deferred
             Year Since Purchase Payment Was Made     Sales Charge
             ------------------------------------     ------------
             First...................................     5.00%
             Second..................................     4.00
             Third...................................     3.00
             Fourth..................................     2.00
             Fifth...................................     1.00
             Sixth and thereafter....................     0.00

   Class B shares, and Class P shares of the Growth and Income Fund, will convert automatically to Class A shares eight years after the date of purchase payment and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B shares or Class P shares acquired through the reinvestment of dividends and distributions ("Dividend Shares") owned by the shareholder as the total number of his or her Class B or Class P shares converting at the time bears to the total number of outstanding Class B or Class P shares (other than Dividend Shares) owned by the shareholder.

   Class B shares of a Fund purchased in PFS Accounts prior to December 31, 1997 and subsequently redeemed will remain subject to the Deferred Sales Charge at the rates applicable at the time of purchase.

   The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to a Fund's distributors.

   To provide an example, assume an investor purchased 100 Class B shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of a Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount that represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

   For the year ended October 31, 2002, Deferred Sales Charges paid for Class B shares were approximately:


         Fund                                     Deferred Sales Charge
         ----                                     ---------------------
         Large Cap Growth........................      $1,194,000
         Growth and Income.......................      $  475,000
         International...........................      $  178,000

   For the year ended October 31, 2002, Deferred Sales Charges paid for Class L shares were approximately:



         Fund                                     Deferred Sales Charge
         ----                                     ---------------------
         Large Cap Growth........................        $3,000
         Growth and Income.......................        $   --
         International...........................        $5,000



   For the year ended October 31, 2002, Deferred Sales Charges paid for Class P shares were approximately:



         Fund                                     Deferred Sales Charge
         ----                                     ---------------------
         Large Cap Growth........................        $    --
         Growth and Income.......................        $31,000
         International...........................        $    --


  Waivers of Deferred Sales Charge.

   PFS Accounts

   For PFS Accounts, the Deferred Sales Charge generally is waived on exchanges and on redemptions of Class A and Class B shares in the circumstances described below:

      (a) Redemption Upon Disability or Death

      The Company may waive the Deferred Sales Charge on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, Primerica will require satisfactory proof of death or disability before it determines to waive the Deferred Sales Charge.

      In cases of disability or death, the Deferred Sales Charge may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the Deferred Sales Charge applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

      (b) Redemption in Connection with Certain Distributions from Retirement Plans


      The Company may waive the Deferred Sales Charge when a total or partial redemption is made in connection with certain distributions from Retirement Plans, including a redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
   59 1/2. The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, Deferred Sales Charge is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

      With respect to PFS Accounts, the Company does not intend to waive the Deferred Sales Charge for any distributions from IRAs or other Retirement Plans not specifically described above.

      (c) Redemption Pursuant to the Company's Automatic Cash Withdrawal Plan

      A shareholder may elect to participate in an automatic cash withdrawal plan ("Withdrawal Plan") with respect to the shareholder's investment in a Fund. Under the Withdrawal Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The Deferred Sales Charge may be waived on redemptions made under the Plan.

      The amount of the shareholder's investment in a Fund at the time the election to participate in the Withdrawal Plan is made with respect to such Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a Deferred Sales Charge may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Company reserves the right to change the terms and conditions of the Withdrawal Plan and the ability to offer the Withdrawal Plan.

      (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

      The Company reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Company may waive the Deferred Sales Charge upon such involuntary redemption.

      (e) Redemption by manager

      The Company may waive the Deferred Sales Charge when a total or partial redemption is made by the manager with respect to its investments in a Fund.



   Other Accounts

   The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares--Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7,
1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise; and (g) involuntary redemptions of small account balances. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption. Deferred Sales Charge waivers will be granted subject to confirmation (by service agents in the case of shareholders who hold shares through a service agent or by a sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

   Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The Funds offer Class A and Class L shares at net asset value to participating plans under the programs. There are no sales charges when a participating plan buys or sells shares.

   For plans opened on or after March 1, 2000 that are not plans for which Paychex, Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

   For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares available is as follows:

      Class A Shares. Class A shares may be purchased by plans investing at least $1 million in any of the Smith Barney funds.

      Class L Shares. Class L shares may be purchased by plans investing less than $1 million in any of the Smith Barney funds. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

          Retirement Programs Opened On or After June 21, 1996: If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM) Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

          Retirement Programs Opened Prior to June 21, 1996: In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

          Any participating plan in the Smith Barney 401(k) Program or the ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM). Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund without an initial sales charge. Any Class L shares not exchanged will continue to be subject to the distribution fee.

   Participating plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the ExecChoice(TM) Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact their service agent or the transfer agent.

   For more information, call your service agent or the transfer agent.

  Redemption of Shares.

   General. A Fund is required to redeem the shares tendered to it, as described below, at a redemption price equal to its net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable Deferred Sales Charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

   PFS Accounts

   Shareholders may redeem for cash some or all of their shares of a Fund at any time by sending a written request in proper form directly to Primerica at P.O. Box 9662, Providence, Rhode Island 02940-9662. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact Primerica at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

   The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 30 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, Company or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.


   Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Please contact Primerica at (800) 544-5445 for this information. Additional documentary evidence of authority is required by Primerica in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.


   A shareholder may utilize Primerica's telephone redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if:
(a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 30 days; (b) the person requesting the redemption can provide proper identification information; and (c) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting Primerica at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. EST any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach Primerica whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above.

   After following the redemption guidelines stated in the Prospectus and SAI, a shareholder may elect to have the redemption proceeds transferred via wire or ACH (Automated Clearing House) directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account included with the application or with no changes within the previous 30 days) as long as the bank account is registered in the same name(s) as the account with the Fund. Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. If the proceeds are not to be transferred to the bank account of record or mailed to the registered owner, the request must be submitted in writing and a signature guarantee will be required from all shareholders. Redemption proceeds will normally be sent to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by his/her bank within 48 to 72 hours for wire transfers and 72 to 96 hours for ACH transfers.

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

   Other Accounts

   If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions from the shareholder's service agent, or if the shareholder's account is not with a service agent, from the shareholder directly. The redemption proceeds, except as noted below, will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

   Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's service agent, or by submitting a written request for redemption to:

          (Name of the Fund)
          (Specify class of shares)
          c/o PFPC Global Fund Services
          P.O. Box 9699
          Providence, Rhode Island 02940-9699.

   A written redemption request must (a) state the name of the Fund for which you are redeeming shares, (b) state the class and number or dollar amount of shares to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. A signature guarantee may also be required, however, if (i) a sub-transfer agent is instructed to mail the redemption proceeds to an address different than the address on the account, (ii) the account registration information has changed, (iii) the redemption proceeds are paid to someone other than the account owner(s) or (iv) the redemption proceeds are transferred to an account with different registration. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

   Automatic Cash Withdrawal Plan. Each Fund offers shareholders an automatic cash withdrawal plan (the "Withdrawal Plan"), under which shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) may elect to receive cash payments of a specified amount monthly or quarterly.

   PFS Accounts

   For PFS Accounts, the amount of each withdrawal must be at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The Company reserves the right to involuntarily liquidate any shareholder's account in a Fund if the aggregate net asset value of the shares held in that Fund account is less than $500. (If a shareholder has more than one account in a Fund, each account must satisfy the minimum account size.) The Company, however, will not redeem shares based solely on market reductions in net asset value. Before the Company exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the Deferred Sales Charge at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact Primerica.

   Other Accounts

   Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares subject to a Deferred Sales Charge at the time the Withdrawal Plan commences. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted. The Withdrawal Plan will be carried over on exchanges between Funds or classes of a Fund.

   All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. A shareholder who purchases shares directly from a Fund may continue to do so and applications for participation in the Withdrawal Plan must be received by the applicable sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their service agent or a Fund's transfer agent.

   Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account with a service agent may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/ her initial investment in a Fund.)

   PFS Accounts

   Neither a Fund or its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

   Redemptions. Redemption requests of up to $50,000 of any class or classes of a Fund's shares may be made by eligible shareholders by calling the transfer agent at 1-800-544-5445. Such requests may be made between 8:00 a.m. and 8:00 p.m. (EST) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

   Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by Primerica Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such requests must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. (EST) to obtain the proper forms.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The transfer agent reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which such shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the Fund being acquired is identical to the registration of the shares of the Fund exchanged. Such exchange requests may be made by calling Primerica at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
(EST) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

   Additional Information regarding Telephone Redemption and Exchange Program. Neither a Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.


   During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service, should be considered.


   The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Funds normally utilize is restricted, or an emergency as determined by the SEC exists, so that disposal of the Funds' investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Funds' shareholders.

   Distributions in Kind. A Fund may make redemptions of its shares by a distribution in kind of portfolio securities in lieu of cash. Shareholders should expect to incur brokerage costs when subsequently selling shares redeemed in kind.

  Exchange Privilege.

   General. Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same class of other Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided the shareholder's service agent is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange.

   Exchanges are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

   The Exchange Privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same class in the fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from your service agent.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Funds reserve the right to reject any exchange request. The Exchange Privilege may be modified or terminated at any time after written notice to shareholders.

   Class A, Class Y and Class 1 Exchanges. Class A, Class Y and Class 1 shareholders of each Fund who wish to exchange all or a portion of their shares for shares of the same class in any funds eligible for the exchange privilege may do so without imposition of any charge. Class Y shareholders may also exchange all or a portion of their shares for Class A shares in any funds eligible for the exchange privilege without imposition of any charge.

   Class L and O Exchanges. Class L and Class O shareholders who wish to exchange all or a portion of their shares for Class L shares in any funds eligible for the exchange privilege may do so without imposition of any charge.

   Class B and Class P Exchanges. Class B and Class P shareholders may exchange all or a portion of their shares for Class B shares in any funds eligible for the exchange privilege. In the event a Class B or Class P shareholder wishes to exchange all or a portion of his or her shares into any fund imposing a higher Deferred Sales Charge than that imposed by the Fund then owned, the exchanged shares will be subject to the higher applicable Deferred Sales Charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B or Class P shares of the Fund that have been exchanged.

   PFS Accounts

   Shareholders who establish telephone transaction authorization on their account may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline the telephone transaction option on the account application. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. Exchanges between funds involving exact registrations do not require a signature guarantee.

   Additional Information Regarding the Exchange Privilege. The Funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund and its shareholders. Accordingly, if a Fund's management in its sole discretion determines that an investor is engaged in excessive trading, such Fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of Fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney mutual fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. A Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, a Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund's policy on excessive trading applies to investors who invest in such Fund directly or through service agents, but does not apply to any systematic investment plans described in the prospectus.

   During times of drastic economic or market conditions, a Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at a Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

   Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

   This Exchange Privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold Fund shares through service agents, their service agents to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

   Determination of Public Offering Price. The public offering price for a share of any class of a Fund is equal to the net asset value per share at the time of purchase, plus the applicable initial sales charge for Class A, Class L and Class 1 shares. A Deferred Sales Charge, however, is imposed on certain redemptions of Class A, Class B, Class L, Class O and Class P shares.

   Involuntary Redemption of Shares. The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                        DISTRIBUTIONS AND FEDERAL TAXES


   International Fund and Large Cap Fund distribute dividends annually; Growth and Income Fund declares and pays dividends quarterly. Each Fund makes capital gain distributions annually. The per share dividends on each class will differ depending on the differences in distribution and service fees, if any, applicable to the classes. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without a sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.



   Taxation of Fund. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. So long as a Fund so qualifies, it will not be subject to federal income tax on amounts paid by it as dividends and distributions to shareholders in compliance with the Code's timing and other requirements. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. A Fund will be subject to a nondeductible, 4% federal excise tax if it fails to meet certain distribution requirements with respect to each calendar year, generally applicable to its ordinary (taxable) income for that year and the excess of its capital gains over its capital losses for the one-year period ended on October 31 of that year. The Funds intend generally to make distributions sufficient to avoid or minimize any liability for the excise tax. Each Fund expects to be treated as a separate entity for purposes of determining its federal tax treatment.

   Dividends or other income (including, in some cases, capital gains) received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases.


   Taxation of Shareholders. Dividends from net investment income and any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. Distributions from net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long the shareholder has held Fund shares. Dividends and capital gain distributions may also be subject to state and local taxes. All dividends and distributions are taxable to the shareholder in the same manner whether or not reinvested in shares. Shareholders are notified annually by a Fund as to the federal tax status of dividends and distributions paid by the Fund. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.



   A portion of ordinary dividends paid by a Fund may qualify for the 70% dividends received deduction for corporations. Qualifying dividends include only dividends attributable to dividends a Fund receives from certain U.S. corporations with respect to stock for which the Fund satisfies applicable holding period requirements.



   The portion of the dividends received from a Fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for 45 days or less (90 days or less for certain preferred stock). The Fund's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more positions in substantially similar or related property. The dividends-received deduction will be allowed only with respect to dividends on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund.


   Receipt of dividends that qualify for the dividends-received reduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of "extraordinary dividends" from the Fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.

   For federal income tax purposes, dividends declared by a Fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they are declared. These dividends will be taxable to shareholders as if actually received on December 31 rather than in the year in which shareholders actually receive the dividends.


   All Fund distributions will reduce the net asset value of the Fund shares. Investors may therefore wish to avoid purchasing Fund shares shortly before an anticipated dividend or capital gain distribution in order to avoid being taxed on a distribution that is economically a return of a portion of the purchase price.



   Any sale, exchange or redemption of shares (including periodic withdrawals under the automatic cash withdrawal plan) generally represents a taxable event. Depending on the purchase price and sale price of the shares sold, exchanged or redeemed there may be a gain or loss on the transaction. Gain or loss generally will be long-term capital gain or loss if the shares have been held for more than one year at the time of the sale, exchange or redemption, and otherwise generally will be short-term capital gain or loss. Any loss on the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends paid on such shares.

   If shares of a Fund purchased subject to a sales charge are sold or exchanged within 90 days of acquisition, and shares of the same or another Fund are acquired at a reduced (or no) sales charge because of the sales charge imposed on the prior purchase, then to the extent the sales charge on the subsequent shares is so reduced or waived, the sales charge incurred on the initial purchase may not be used to determine the basis in the shares disposed of for purposes of determining tax gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the disposition of the initial shares, it is includable in the basis of the subsequent shares acquired. Additionally, any loss realized on a redemption or exchange of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period beginning 30 days before and ending 30 days after such disposition, including pursuant to reinvestment of dividends in Fund shares.





   If eligible, the International Fund will determine whether to make an election to treat any qualified foreign income taxes paid by it as paid by its shareholders. In determining whether to make this election, the Fund will take into consideration such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, shareholders of the Fund would be required to include their respective pro rata portions of such qualified foreign taxes in computing their federal gross income and would then generally be entitled to take such taxes into account as if directly paid by them in computing a credit or deduction for foreign income taxes paid, subject to applicable limitations. For any year for which it makes such an election, the International Fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be potentially available as a credit or deduction. The other Funds will not qualify to make this election, and consequently their shareholders will not be entitled to claim a deduction or credit for their shares of any of the foreign taxes paid by those Funds.





   Taxation of Non-U.S. Persons. Dividends and certain other payments to shareholders who are neither citizens nor residents of the United States nor U.S. entities may be subject to a United States withholding tax at a rate of up to 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.





   Back-up Withholding. Each Fund is required to withhold and remit to the United States Treasury a percentage of taxable dividends, redemption proceeds and certain other payments made to any shareholder (including a shareholder who is not a citizen or resident of the United States) who does not furnish the Fund with required information and certifications or who is otherwise subject to back-up withholding. This back-up withholding is not an additional tax and may be credited against a taxpayer's regular federal income tax liability. Back-up withholding will not be applied to payments that have been subject to the 30% withholdings tax on shareholders who are neither citizens nor residents of the United States.


   Special Tax Rules Affecting Investments. The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are generally classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options, equity options, and certain other options or future contracts are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

   Certain transactions in options, futures contracts, or options on futures contracts may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

   The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

   The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

   The effect of the tax rules described above with respect to options and futures contracts may be to change the amount, timing and character of a Fund's income, gains and losses and therefore of its distributions to shareholders.

   These rules also generally apply to options, futures and forward contracts relating to foreign currency, except that (1) options, futures and forward contracts on certain foreign currencies are not governed by Section 1256, (2) gains and losses on foreign currency forward contracts are generally treated as ordinary income and losses, and (3) gains and losses on a Fund's foreign currency options and futures contracts that are not governed by Section 1256, if any, are generally treated as ordinary income and loss.

   Additionally, under the Code gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are treated as ordinary income or loss.


   If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Fund to its shareholders in a manner that satisfies the distribution requirements referred to above. If a Fund is able and elects to treat a passive foreign investment company as a "qualified electing fund" ( a "QEF election"), in lieu of the treatment described above, the Fund will be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Fund. In the absence of a QEF election, a Fund generally should be able to make an alternative election to mark to market annually its investments in passive foreign investment companies, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.


   A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies, partnerships or trusts in which the Fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund's investments in issuers in such country or
(3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so, thereby potentially generating additional taxable gain, or borrowing the necessary cash, thereby incurring interest expenses.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect, and no attempt is made to describe special tax rules that may be applicable to certain categories of shareholders, such as tax-exempt or tax-deferred entities or retirement plans, insurance companies, and financial institutions. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                            PERFORMANCE INFORMATION

   From time to time a Fund may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for each class of shares of a Fund. These figures are based on historical earnings and are not intended to indicate future performance. The Company may include comparative performance information in advertising or marketing a Fund's shares. Such performance information may include data from various industry and financial publications including: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

   The manager may waive fees and/or reimburse expenses on a voluntary basis from time to time. These waivers and/or reimbursements may be reduced or terminated at any time. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

Yield

   A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c x d))] + 1)/6-/1], where

a   =   dividends and interest earned during the period
b   =   expenses accrued for the period (net of reimbursement)
c   =   the average daily number of shares outstanding during the period that were entitled to receive dividends
d   =   the maximum offering price per share on the last day of the period

   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

   Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

   "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n/ = ERV, where:

  P =   a hypothetical initial payment of $ 1,000
  T =   average annual total return
  n =   number of years
ERV =   Ending Redeemable Value of a Hypothetical $ 1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
        (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

   The average annual total return (computed in the manner described in the Prospectus) for each Fund is shown in the tables below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Fund's investment objectives and policies as well as the risks incurred in each Fund's investment practices.

  Average Annual Total Return--Large Cap Fund


                                                     Since   Inception
          Class of Shares  1-Year  5-Year  10-Year Inception   Date
          --------------- ------   ------  ------- --------- ---------
              Class 1.... (26.07)% (0.80)%  7.77%     8.35%   4/14/87
              Class A.... (23.96)% (0.53)%   N/A      4.86%   8/18/96
              Class B.... (24.56)% (0.38)%   N/A      4.94%   8/18/96
              Class L.... (21.66)%   N/A     N/A    (24.25)%  9/19/00
              Class Y....    N/A     N/A     N/A       N/A          *

--------
* No Class Y shares were outstanding for the fiscal year ended October 31, 2002.

  Average Annual Total Return--Growth and Income Fund


                                                     Since   Inception
          Class of Shares  1-Year  5-Year  10-Year Inception   Date
          --------------- ------   ------  ------- --------- ---------
              Class 1.... (22.37)% (3.97)%  5.83%     6.83%   4/14/87
              Class A.... (19.54)% (3.51)%   N/A      2.28%   8/18/96
              Class B.... (20.45)% (3.45)%   N/A      2.28%   8/18/96
              Class L.... (17.51)%   N/A     N/A    (19.72)% 10/09/00
              Class O.... (16.72)%   N/A     N/A    (19.50)% 12/08/00
              Class P.... (19.86)%   N/A     N/A    (21.10)% 12/08/00
              Class Y.... (14.77)%   N/A     N/A    (18.64)% 12/08/00

  Average Annual Total Return - International Fund


                                                     Since   Inception
          Class of Shares  1-Year  5-Year  10-Year Inception   Date
          --------------- ------   ------  ------- --------- ---------
              Class 1.... (34.06)% (5.37)%   N/A     (2.37)%   8/8/96
              Class A.... (32.01)% (5.16)%   N/A      2.05%   2/21/95
              Class B.... (32.64)% (5.13)%   N/A      1.96%   2/21/95
              Class L.... (29.78)%   N/A     N/A    (42.32)%  9/13/00
              Class Y....    N/A     N/A     N/A       N/A          *

--------
* No Class Y shares were outstanding for the fiscal year ended October 31, 2002.

   From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:

  Average Annual Total Return (After Taxes on Distributions)

P(1+T)/n/ = ATV\\D\\

   Where: P        =   a hypothetical initial payment of $1,000.
          T        =   average annual total return (after taxes on distributions)
          n        =   number of years
          ATV\\D\\ =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

  Average Annual Total Return (After Taxes on Distributions and Redemption)

P(1+T)/n/ = ATV\\DR\\

   Where: P         =   a hypothetical initial payment of $1,000
          T         =   average total return (after taxes on distributions and redemption)
          n         =   number of years
          ATV\\DR\\ =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5-or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption


   The Funds may illustrate in advertising materials: (a) the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts; (b) retirement planning through employee contributions and/or salary reductions to show that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account; and (c) that Uniform Gifts or Transfers to Minors Act accounts may be used as a vehicle for saving for a child's financial future, including statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.


                               OTHER INFORMATION

Transfer Agent

   Citicorp Trust Bank, fsb (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the Funds' transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent, either directly or through a sub-transfer agent, maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, distributes dividends and distributions payable by the Funds and produces statements with respect to account activity for the Funds' and their shareholders. For these services, the transfer agent receives fees from the Funds computed on the basis of the number of shareholder accounts that the transfer agent maintains for the Funds during the month and is reimbursed for out-of-pocket expenses.

Sub-Transfer Agents

   PFPC Global Fund Services, P.O. Box 9699, Providence, RI 02940-9699, serves as a sub-transfer agent to render certain shareholder recordkeeping and accounting services functions. Primerica Shareholder Services, located at P.O. Box 9662, Providence, Rhode Island 02940-9662, also serves as a sub-transfer agent to render certain shareholder recordkeeping and accounting services functions.

Custody of Assets

   Securities owned by the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in each Fund's investment portfolio, are held by State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

   Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110.

Shareholder and Trustee Responsibility

   The Company is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Company contains an express disclaimer of shareholder liability for acts or obligations of the Company and provides for indemnification and reimbursement of expenses out of Company property for any shareholder held personally liable for the obligations of the Company. The Declaration of Trust of the Company also provides that the Company may maintain insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Company, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Company itself was unable to meet its obligations.

   The Company's Declaration of Trust further provides that obligations of the Company are not binding upon the Trustees individually but only upon the property of the Company and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Company protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

About the Company


   The Company was organized on January 29, 1987 under the laws of The Commonwealth of Massachusetts. As of December 31, 1997, the name of the Company was changed from the Common Sense Funds Trust to Concert Investment Series(R), and then to Smith Barney Investment Series on September 11, 2000. The Company is a diversified, open-end management investment company. Each Fund is a series of the Company. Prior to January 21, 2003, the Smith Barney International Fund was known as the Smith Barney International Aggressive Growth Fund. Prior to September 11, 2000, the Smith Barney Large Cap Core Fund was known as the Growth

Fund, the Smith Barney Growth and Income Fund was known as the Growth and Income Fund, and the Smith Barney International Fund was known as the International Fund.

   The Company's Declaration of Trust permits the Company's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Company has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. The Company also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Company participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Company generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

   The Company may involuntarily redeem shareholders' shares at any time for any reason the Trustees of the Company deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine pursuant to adopted procedures that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

   The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

   Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Company do not have cumulative voting rights. The Company is not required to hold and has no present intention of holding annual meetings of shareholders, but the Company will hold special meetings of a Fund's shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Company's Declaration of Trust.

   The Company's Declaration of Trust provides that, at any meeting of shareholders of the Company or of any series of the Company, a shareholder servicing agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such shareholder servicing agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

   The Company, or any series or class of the Company, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Company (or of the affected series or class) voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Company (or of the affected series or class) voting as a single class. The Company or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Company may be terminated at any time by a vote of a majority of the voting power of the Company or by the Trustees by written notice to the shareholders. Any series of the Company, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Company will continue indefinitely.

   The Company's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

   The Company's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

Other Information Regarding Smith Barney Mutual Funds

   Smith Barney Mutual Funds offers more than 60 mutual funds. The Company understands that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That is why funds in the Smith Barney Mutual Fund family offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

   Classic Series--portfolio manager driven funds

          The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

   Premier Selections Series--the best ideas, concentrated funds

          A series of Premier Selections funds managed by several of the most experienced and proven managers in the Smith Barney Mutual Fund family is offered. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

   Research Series--driven by exhaustive fundamental securities analysis

          Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, the Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--a solution to funds that stray

          The Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                             FINANCIAL STATEMENTS

   Semi-annual statements are furnished to shareholders and annually such statements are audited by the independent accountants. The Company's Annual Report for the fiscal year ended October 31, 2002, is incorporated herein by reference in its entirety.

                                  APPENDIX A

                 RATINGS OF BONDS, NOTES AND COMMERCIAL PAPER

Moody's Investors Service, Inc.

   Aaa--Bonds and preferred stock that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds and preferred stock that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high -grade bonds. They are rated lower than best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long -term risk appear somewhat larger than in "Aaa" securities.

   A--Bonds and preferred stock that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium -grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds and preferred stock that are rated "Baa" are considered as medium -grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds and preferred stock that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well -assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds and preferred stock that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds and preferred stock that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds and preferred stock that are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds and preferred stock that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's

   AAA--An obligor rated "AAA" has extremely strong capacity to meet its financial commitments. "AAA" is the highest Issuer Credit Rating assigned by Standard & Poor's.

   AA--An obligor rated "AA" has very strong capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.

   A--An obligor rated "A" has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher -rated categories.

   BBB--An obligor rated "BBB" has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

   BB, B, CCC, and CC--Obligors rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   Plus (+) or minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   N.R.--An issuer designated "N.R." is not rated.

Fitch Ratings

   AAA--Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   AA--Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A--High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

   BBB--Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

   BB--Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

   B--Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

                           COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

   Issuers (or supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers (or supporting institutions) rated "Prime-2" have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

   A-1--An obligor rated "A-1" has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

   A-2--An obligor rated "A-2" has satisfactory capacity to meets its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

   A-3--An obligor rated "A-3" has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

   B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   C--A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

   N.R.--An issuer designated N.R. is not rated.

Fitch Ratings

   Fitch's short-term ratings have a time horizon of less then 12 months for the most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

   Fitch's short-term ratings are as follows:

   F1--Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   F2--Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   F3--Fair credit quality. The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                               February 28, 2003



                      STATEMENT OF ADDITIONAL INFORMATION


                        Smith Barney Investment Series
                               125 Broad Street
                              New York, NY 10004
                                1-800-451-2010


Smith Barney Premier Selections All Cap Smith Barney Growth and Income Portfolio
Growth Portfolio
Smith Barney Large Cap Core Portfolio   Smith Barney Government Portfolio


   Smith Barney Investment Series (the "Trust") currently offers seven separate investment portfolios, four of which are described in this Statement of Additional Information ("SAI") (the investment portfolios described herein are listed above and are individually referred to as a "Portfolio," and collectively, the "Portfolios"). This SAI expands upon and supplements the information contained in the prospectus dated February 28, 2003, for the Portfolios, as supplemented from time to time, and should be read in conjunction therewith.

   The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans or by writing or calling the Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

                               TABLE OF CONTENTS


                                                                  Page
                                                                  ----
         General Information.....................................   2
         Goals and Investment Policies...........................   2
         Investment Practices....................................   5
         Risk Factors............................................  19
         Investment Restrictions.................................  23
         Trustees and Officers...................................  24
         Investment Management Agreements........................  33
         Distributor.............................................  35
         Portfolio Turnover......................................  36
         Portfolio Transactions and Brokerage....................  36
         Determination of Net Asset Value........................  38
         Taxes...................................................  39
         Performance.............................................  40
         Additional Information about the Portfolios.............  41
         Financial Statements....................................  44
         Appendix A--Ratings of Bonds, Notes and Commercial Paper  45


   This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

                              GENERAL INFORMATION


   Smith Barney Fund Management LLC, a limited liability company formed September 21, 1999 and previously named SSB Citi Fund Management LLC ("Smith Barney Fund Management" or the "manager"), 399 Park Avenue, New York, NY 10022, manages the assets of the Portfolios. The manager is an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. ("Citigroup"), a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world.


   Salomon Smith Barney (the "Distributor") is the distributor of the Portfolios' shares.

                         GOALS AND INVESTMENT POLICIES


   The following disclosures supplement disclosures set forth in the prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed.


   The differences in goals and investment policies among the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Portfolio may invest are generally not fundamental policies and therefore may be changed by the Trustees without shareholder approval.

   Each of the Portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

   Each of the Portfolios is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended ("1940 Act"), the rules and regulations thereunder, and exemptive orders granted under the 1940 Act.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO


   Smith Barney Premier Selections All Cap Growth Portfolio (the "All Cap Growth Portfolio") seeks long-term capital growth. The All Cap Growth Portfolio is made up of a Large Cap Growth segment, a Mid Cap Growth segment and a Small Cap Growth segment.



   Large Cap Growth Segment. This segment invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those whose market capitalizations are within the market capitalization range of companies in the Russell 1000 Growth Index at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2002, the largest market capitalization of a company in the Index was approximately $276.4 billion and the smallest market capitalization was approximately $194 million.



   Mid Cap Growth Segment. This segment invests primarily in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations are within the market capitalization range of companies in the S&P Mid Cap 400 Index at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2002, the largest market capitalization of a company in the Index was approximately $7.3 billion and the smallest market capitalization was approximately $132 million. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

   Small Cap Growth Segment. This segment invests primarily in equity securities of companies with small market capitalizations. Small capitalization companies are those whose market capitalizations are within the market capitalization range of companies in the Russell 2000 Growth Index at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2002, the largest market capitalization of a company in the Index was approximately $2 billion and the smallest market capitalization was approximately $8 million. Please see "Risk Factors - Small Capitalization Companies" below for more information about the risks of investing in companies with small market capitalizations.


   All Segments. The All Cap Growth Portfolio also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short-term investments may include repurchase agreements with banks or broker-dealers.

   Certain policies of the Portfolio, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Portfolio may also invest up to 25% of its total assets in securities of foreign issuers. Since the Portfolio may take substantial risks in seeking its goal of long-term capital growth, it is not suitable for investors unable or unwilling to assume such risks.

SMITH BARNEY LARGE CAP CORE PORTFOLIO


   Smith Barney Large Cap Core Portfolio (the "Large Cap Core Portfolio") seeks capital appreciation. The Large Cap Core Portfolio seeks to achieve its investment objective primarily through investments in U.S. common stocks and other equity securities. Any income realized on its investments will be purely incidental to its goal of capital appreciation. Under normal market conditions, the Large Cap Core Portfolio invests at least 80% of its net assets in equity securities of companies with large market capitalizations and related investments. Although this policy relating to securities of companies with large market capitalizations may be changed without shareholder approval, the Large Cap Core Portfolio will provide its shareholders with at least 60 days prior notice of any change in this policy.


   The Portfolio also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short-term investments may include repurchase agreements with banks or broker-dealers. The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures contracts.


   Certain policies of the Portfolio, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Portfolio may also invest up to 20% of its total assets in securities of foreign issuers.


SMITH BARNEY GROWTH AND INCOME PORTFOLIO


   Smith Barney Growth and Income Portfolio (the "Growth and Income Portfolio") seeks reasonable growth and income. The Growth and Income Portfolio seeks to achieve its investment objective primarily through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.


   The Portfolio also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short-term investments may include repurchase agreements with banks or broker-dealers.


   Certain policies of the Portfolio, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Portfolio may also invest up to 20% of its total assets in securities of foreign issuers. Since the Portfolio may take substantial risks in seeking its goal of reasonable growth and income, it is not suitable for investors unable or unwilling to assume such risks.


SMITH BARNEY GOVERNMENT PORTFOLIO

   Smith Barney Government Portfolio (the "Government Portfolio") seeks high current return consistent with preservation of capital. Under normal market conditions, the Portfolio invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and related securities. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal of Securities program (i.e. "STRIPS"), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself. Although this policy relating to U.S. government securities may be changed without shareholder approval, the Government Portfolio will provide its shareholders with at least 60 days prior notice of any change in this policy.

   The Portfolio may enter into repurchase agreements with domestic banks or broker-dealers deemed creditworthy by the manager for purposes of investing the Portfolio's cash reserves or when the Portfolio is in a temporary defensive posture. The Portfolio may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Portfolio may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Portfolio may write both listed and over-the-counter options.

   The Portfolio seeks to obtain a high current return consistent with the preservation of capital from interest paid on the Portfolio's securities and potentially one or more of the following additional sources:

  .  premiums earned upon the expiration of options written;

  .  net profits from closing transactions; and

  . net gains from the sale of portfolio securities on the exercise of options or otherwise.

   The Portfolio is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities. Accordingly, there is no assurance that the Portfolio's investment objective will be achieved.

   The Portfolio may engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA") Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association ("FNMA").

   While the Portfolio has no policy limiting the maturities of the debt securities in which it may invest, the manager seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

   With respect to some securities, there may be some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the manager will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The duration is likely to vary from time to time as the manager pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Portfolio's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the manager will be successful in achieving such results for the Portfolio.

   The Portfolio generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Portfolio's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

   The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Portfolio reduces its potential for capital appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Portfolio would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Portfolio's total return and not to "enhance" monthly distributions. During periods when the Portfolio has capital loss carryforwards, any capital gains generated from such transactions will be retained in the Portfolio. The purchase and sale of options may result in a high portfolio turnover rate.

                             INVESTMENT PRACTICES


   This section contains a discussion of certain investment practices. The Portfolios indicated may engage in these and any other practices not prohibited by their investment restrictions. The selection of investments and the utilization of investment techniques depends on, among other things, the manager's investment strategies for the

Portfolios, conditions and trends in the economy and financial markets and investments being available on terms that, in the manager's opinion, make economic sense. For further information about risks associated with these practices, see "Risk Factors" below.


EQUITY SECURITIES


   The Portfolios, except Government Portfolio, may invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities.


   Common Stocks (All Portfolios except Government Portfolio). Each Portfolio (except Government Portfolio) may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stocks and Convertible Securities (All Portfolios except Government Portfolio). Each Portfolio (except Government Portfolio) may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. A Portfolio may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Portfolio selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Portfolio, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

   Warrants (All Portfolios except Government Portfolio). Each Portfolio (except Government Portfolio) may purchase warrants. Warrants acquired by a Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

   REITs (All Portfolios except Government Portfolio). Each Portfolio (except Government Portfolio) may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. A Portfolio's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. REITs are dependent upon management skills, may not be diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code"). Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if a Portfolio invests in REITs.


   Illiquid and Restricted Securities. Each Portfolio may invest in illiquid and restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the restrictions, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. This could result in a Portfolio's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Portfolio impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

   Securities of Foreign Issuers (All Portfolios except Government
Portfolio). The Large Cap Core Portfolio and the Growth and Income Portfolio may invest up to 20% of the value of their total assets and the All Cap Growth Portfolio may invest up to 25% of the value of its total assets in securities of foreign governments and companies of developed and emerging markets countries. These securities may be denominated in foreign currencies.


   Each Portfolio may also purchase foreign securities in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.



   ADRs are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Portfolio may invest in ADRs through both sponsored and unsponsored arrangements.



   The All Cap Growth Portfolio, the Large Cap Core Portfolio and the Growth and Income Portfolio may invest in the securities of developing countries, commonly known as "emerging markets" countries. See "Risk Factors--Securities of Developing /Emerging Markets Countries".


FIXED INCOME SECURITIES

   Corporate Debt Obligations (All Portfolios). Each Portfolio may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Because zero coupon bonds do not pay current interest in cash, these securities are subject to greater credit risk and greater fluctuation in value in response to changes in market interest rates than debt obligations that pay interest currently.

   U.S. Government Securities (All Portfolios). The U.S. Government securities in which the Portfolios may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.


   Mortgage Related Securities (Government Portfolio). The Government Portfolio may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are collectively referred to as "mortgage-related securities".


   Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Portfolio's higher yielding securities might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

   The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Portfolio purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

   The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Portfolio will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

   As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single-family dwelling mortgages with 25-to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

   The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee based on the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders. The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

      1. Certificates are usually issued at a premium or discount, rather than at par.

      2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

      3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

      4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

   In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Quotes available for GNMA Certificates from securities dealers depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

   The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

   GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

   The Federal National Mortgage Association ("FNMA") creates a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

   Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.


   Forward Commitments (All Portfolios). The Portfolios may purchase or sell U.S. Government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

   A Forward Commitment sale is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Portfolio owns or has the right to acquire. By entering into a Forward Commitment sale transaction, the Portfolio forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

   The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment. The Portfolio's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Portfolio relies on the other party to complete the transaction; should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

   When a Portfolio agrees to purchase when-issued or delayed-delivery securities, it will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Portfolio's books. Normally, the Portfolio will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.


   Short-Term Investments (All Portfolios). In certain circumstances the Portfolios may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. Certificates of deposits ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


   To the extent a Portfolio is investing in short-term investments as a temporary defensive posture, the applicable Portfolio's investment objective may not be achieved.

   Commercial Paper (All Portfolios). Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

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

DERIVATIVE INSTRUMENTS

  Options, Futures Contracts and Related Options (All Portfolios)


   Selling Call and Put Options (All Portfolios). The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Portfolio's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. All Cap Growth Portfolio, Large Cap Core Portfolio and Growth and Income Portfolio may sell call options only on a covered basis. Government Portfolio may sell call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, Government Portfolio may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to Government Portfolio only) to hedge against a security which the Portfolio owns or has the right to acquire. In such circumstances, Government Portfolio maintains in a segregated account with the Portfolio's custodian cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked-to-market daily, while the option is outstanding. The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Portfolio sells put options only on a covered basis, which means that, at all times during the option period, the Portfolio would maintain in a segregated account with its custodian cash, cash equivalents or liquid securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Portfolio generally would sell put options when the manager wishes to purchase the underlying security for the Portfolio at a price lower than the current market price of the security.


   In order to terminate its position as writer of a call or put option, a Portfolio may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Portfolio. The Portfolio would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Portfolio would also realize a gain if an option it has sold lapses unexercised. A Portfolio may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Portfolio may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Portfolio may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Portfolio is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.


   By selling a call option, a Portfolio loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option, a Portfolio might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.


   Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Portfolio may be able to write.

   Purchasing Call and Put Options (All Portfolios). A Portfolio may purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Portfolio can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Portfolio could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired. Conversely, put options may be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Portfolio's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Portfolio's volatility by increasing the impact of changes in the market price of the underlying securities on the Portfolio's net asset value. The Portfolios may purchase either listed or over-the-counter options.

   Options on Stock Indices (All Portfolios except Government
Portfolio). Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's
100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges. Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. Accordingly, successful use by a Portfolio of options on stock indices will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks. As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

   Futures Contracts (All Portfolios). Each Portfolio may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Portfolios are exempt from registration as a "commodity pool".

   An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

   A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

   Stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade, among other indices. Differences in the stocks included in the indices may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

   Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised indices of foreign stocks are also being developed. Investments in foreign stock index futures and options thereon, like investments in securities of foreign entities and securities denominated in foreign currencies, involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

   In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Portfolio is required to deposit for the benefit of the broker an amount of appropriate securities equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Portfolio upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent margin deposits, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

   For example, when a Portfolio purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Portfolio is required to make a variation margin payment to the broker.

   At any time prior to expiration of the futures contract, the Portfolio may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

   When a Portfolio anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Portfolio may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Portfolio's securities ("defensive hedge"). To the extent that the Portfolio's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with attendant transaction costs.


   For example, if the Government Portfolio holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined during the period the contracts were outstanding, the value of the Portfolio's futures contracts should increase, thereby protecting the Portfolio by preventing net asset value from declining as much as it otherwise would have.


   In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in listed options, futures or related options, the Portfolio could experience delays and/or losses in liquidating open positions or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by a Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the manager.

   Each Portfolio's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or futures contracts will be purchased to protect a Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Portfolio pays commissions on futures contracts and options transactions.


   Options on Futures Contracts (All Portfolios). A Portfolio may also purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Portfolio is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Portfolio are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Portfolio may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.


   Forward Currency Contracts and Options on Currency (All Portfolios except Government Portfolio). A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

   The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

   Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The Portfolio, however, may enter into forward contracts with deposit requirements or commissions.

   The Portfolio may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Portfolio from time to time and over-the-counter options may also be purchased, but only when the manager believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally.

   A put option on currency gives the Portfolio, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates purchasing securities.

   The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

   There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

   A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the

Portfolio intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


   Use of Segregated and Other Special Accounts (All Portfolios). Use of many hedging and other strategic transactions including currency and market index transactions by a Portfolio will require, among other things, that the Portfolio segregate cash, liquid securities or other assets with its custodian, or a designated sub-custodian, to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a Portfolio, for example, will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index will require the Portfolio to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Portfolio will require the Portfolio to segregate liquid securities equal to the exercise price. Except when a Portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Portfolio to buy or sell a foreign currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid securities equal to the amount of the Portfolio's obligations.



   OTC options entered into by a Portfolio, including those on securities, currency, financial instruments or indices, and Options Clearing Corporation ("OCC")-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Portfolio sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Portfolio other than those described above generally settle with physical delivery, and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.


   In the case of a futures contract or an option on a futures contract, a Portfolio must deposit initial margin and, in some instances, daily variation margin, typically with third parties such as a clearing organization, in addition to segregating assets with its custodian sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. A Portfolio will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

   Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. A Portfolio could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if it holds a futures contract or forward contract, a Portfolio could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER PRACTICES

   Repurchase Agreements (All Portfolios). Each Portfolio may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Portfolio does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

   For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds or accounts that are advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the Portfolios, funds or accounts that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Portfolio than would be available to a Portfolio investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.


   Reverse Repurchase Agreements (All Portfolios). Each Portfolio may invest in reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Any securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have a maturity date no later than the repayment date. Generally, the applicable Portfolio will be able to keep the interest income associated with the "coupon" on those securities, subject to the payment of a fee to the dealer. Such transactions are generally advantageous because the Portfolio attempts to lock-in a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Portfolio intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Portfolio's assets. The Portfolio's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

   ETFs or Exchange Traded Funds (All Portfolios except Government
Portfolio). The Portfolios may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Portfolio exposure to the securities comprising the index on which the ETF is based, and the Portfolio will gain or lose value depending on the performance of the index.


   Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Portfolios intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. In the future, as new products become available, the Portfolios may invest in ETFs that are based on fixed-income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index-based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by a Portfolio trades at a discount to net asset value, the Portfolio could lose money even if the securities in which the ETF invests go up in value.



   Short Sales (All Portfolios except Government Portfolio). Each Portfolio may from time to time make short sales of securities. Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Portfolio's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio will also incur transaction costs in effecting short sales. The Portfolio may also enter into short sales "against the box". A short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. There are certain transaction costs associated with short sales against the box, but the Portfolio endeavors to offset these costs with the income from the investment of the cash proceeds of short sales. The Portfolio does not intend to make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.



   The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Portfolio over the price at which it was sold short will result in a loss to the Portfolio, and there can be no assurance that the Portfolio will be able to close out the position at any particular time or at an acceptable price. Where short sales are not against the box, losses may be unlimited.


   Loans of Portfolio Securities (All Portfolios). Consistent with applicable regulatory requirements, a Portfolio may lend securities from its portfolio to brokers, dealers and other financial organizations. A Portfolio

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

may not lend its portfolio securities to the manager or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by a Portfolio will be collateralized by cash, cash equivalents or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

   In lending its portfolio securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever a Portfolio's securities are loaned: (a) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the collateral must be marked to market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral); (c) the Portfolio must be able to terminate the loan at any time;
(d) the Portfolio must be entitled to receive a reasonable return on the loan;
(e) the Portfolio may pay only reasonable fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Portfolio's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower, and/or (b) a third party, which is unaffiliated with the Portfolio or the manager and which is acting as a "finder."

                                 RISK FACTORS

   The prospectus discusses the risk factors associated with the investment policies and strategies employed by each Portfolio. The following discussion supplements the description of risk factors contained in the prospectus.

   General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

   Equity Securities. Equity securities have historically been more volatile than most debt securities in response to market risk. Market risk is the risk that the price of securities will rise or fall due to changing economic, political or market conditions. The value of some securities held by the Portfolios may be quite volatile.

   Fixed Income Securities. Investments in fixed income securities may subject the Portfolios to risks, including the following:

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument;

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Portfolio to sustain losses on such investments. A default could impact both interest and principal payments; and

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Portfolio will suffer from having to reinvest in lower yielding securities.

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

   Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than anticipated, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Portfolio will suffer from the inability to invest in higher yield securities.

   Below Investment Grade Fixed-Income Securities. Securities rated in the fourth highest ratings category by a nationally recognized statistical ratings organization (an "NRSRO"), such as those rated BBB by S&P or Baa by Moody's, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below the fourth highest ratings category by an NRSRO, including those rated below Baa by Moody's or BBB by S&P, are not "investment grade," and may have more speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds, commonly referred to as "junk bonds", have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Portfolio, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

   Small Capitalization Companies. Small companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and
(iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by a Portfolio of small company securities in order to meet redemptions may require the Portfolio to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

   Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Portfolio (except Government Portfolio) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


   There may be less publicly available information about a foreign security than about a security issued by a U.S. company, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by a Portfolio may be subject to foreign withholding taxes, which would reduce the Portfolio's total return on such investments and the amounts available for distributions by the Portfolio to its shareholders. See "Dividends, Distributions and Taxes". Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are not invested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, a Portfolio will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for a Portfolio to obtain or to enforce a judgment against the issuers of such securities.


   Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Portfolio's investments are denominated relative to the U.S. dollar will affect the Portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Portfolio's securities are quoted would reduce the Portfolio's net asset value per share.

   Special Risks of Countries in the Asia Pacific Region. Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist.

   Securities of Developing/Emerging Markets Countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

   One or more of the risks discussed above could affect adversely the economy of a developing market or a Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. In Latin America, countries have faced currency devaluation and defaults on public debt creating national economic crises. There can be no assurance that any investments that a Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

   Many of a Portfolio's investments in the bonds of issuers in emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

   Derivative Instruments. In accordance with its investment policies, each Portfolio may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.

   The following are the principal risks associated with derivative instruments:

      Leverage and associated price volatility. The use of certain derivatives may involve leverage for a Portfolio because they create an obligation, or indebtedness, to someone other than the Portfolio's investors and enable a Portfolio to participate in gains and losses on an amount that exceeds its initial investment. Derivatives may magnify a Portfolio's gain or loss from an investment in much the same way that incurring indebtedness does;

      Credit risk. Certain types of derivatives are subject to the risk that the counterparty may fail to honor contract terms;


      Liquidity and valuation risk. Many derivative instruments are traded in institutional markets rather than on an exchange. Certain derivative instruments are not readily marketable and are subject to a Portfolio's restrictions on illiquid investments; and



      Correlation risk. There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.


Each derivative instrument purchased for a Portfolio is reviewed and analyzed by the Portfolio's portfolio manager to assess the risk and reward of each such instrument in relation to the Portfolio's investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Portfolio and its shareholders.

   Special Risks of Using Futures Contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

   Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. A Portfolio, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Portfolio enters into futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Portfolio assets.

   Furthermore, in the case of a futures contract purchase, a Portfolio segregates and commits to back the futures contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

   Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers held by the Portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Portfolios.


   Portfolio Turnover. Each Portfolio may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, any Portfolio may experience a high rate of portfolio turnover. This may occur, for example, if the Portfolio writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Portfolio.


                            INVESTMENT RESTRICTIONS

   Each Portfolio has adopted the following policies which may not be changed without approval by holders of a majority of the outstanding voting securities of the Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

   A Portfolio may not:

      (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act;

      (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

      (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities;

      (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

      (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; or

      (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

   The Portfolios have also adopted the following nonfundamental investment restriction that may be changed by the Trust's Board of Trustees at any time. Accordingly a Portfolio may not:

   invest more than 15% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Portfolio's books).


   If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.


                             TRUSTEES AND OFFICERS


   The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup the Trustees oversee, and other directorships held are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. For purposes of this chart only, "SSB" shall be defined as Salomon Smith Barney Inc.


   An asterisk in the table below identifies those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Trust. Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                                 Number of
                                                                                                 Investment
                                                                                                 Companies
                                                                                                 Associated
                                                                                                    with
                          Position Held and                                                      Citigroup
                           Length of Time            Principal Occupation During Past 5           Overseen
      Name and Age             Served                Years and Other Directorships Held          by Trustee
      ------------        ----------------- ---------------------------------------------------- ----------
Interested Trustee
R. Jay Gerken*; 51          Chairman of     Managing Director, SSB (since 1996).                    227
                            the Board and
                            Trustee since
                            2002

Disinterested Trustees
Elliott J. Berv; 59         Trustee since   President and Chief Operations Officer, Landmark         35
                            2001            City (real estate development) (since 2002); Board
                                            Member, American Identity Corp. (doing business
                                            as Morpheus Technologies) (biometric information
                                            management) (since 2001; consultant since 1999);
                                            Director, Lapoint Industries (industrial filter
                                            company) (since 2002); Executive Vice President
                                            and Chief Operations Officer, DigiGym Systems
                                            (on-line personal training systems) (since 2001);
                                            President, Catalyst (consulting) (since 1984);
                                            Director, Alzheimer's Association (New England
                                            Chapter) (since 1998). Chief Executive Officer,
                                            Rocket City Enterprises (internet concierge
                                            services) (from 2000 to 2001).

Donald M. Carlton; 65       Trustee since   Director, American Electric Power (electric utility)     30
                            1997            (since 1999); Director, Valero Energy (petroleum
                                            refining) (since 1999); Consultant, URS
                                            Corporation (engineering) (since 1999); Director,
                                            National Instruments Corp. (technology) (since
                                            1994); former Chief Executive Officer, Radian
                                            International L.L.C. (engineering) (1996--1998);
                                            Member of the Management Committee, Signature
                                            Science (research and development) (since 2000).

A. Benton Cocanougher; 64   Trustee since   Special Advisor to the President, Texas A&M              30
                            1991            University (since August 2002); Dean Emeritus and
                                            Wiley Professor, Texas A&M University (since
                                            2001); former Dean and Professor of Marketing,
                                            College and Graduate School of Business of Texas
                                            A&M University (1987--2001); former Director,
                                            Randall's Food Markets, Inc. (1990--1999); former
                                            Director, First American Bank and First American
                                            Savings Bank (1994--1999).

                                                                                                  Number of
                                                                                                  Investment
                                                                                                  Companies
                                                                                                  Associated
                                                                                                     with
                           Position Held and                                                      Citigroup
                            Length of Time            Principal Occupation During Past 5           Overseen
       Name and Age             Served                Years and Other Directorships Held          by Trustee
       ------------        ----------------- ---------------------------------------------------- ----------

Mark T. Finn; 59             Trustee since   Adjunct Professor, William & Mary College (since         35
                             2001            September 2002); Principal/Member, Balvan
                                             Partners/Balfour Vantage--Manager and General
                                             Partner to the Vantage Hedge Fund, LP (since
                                             March 2002); Chairman and Owner, Vantage
                                             Consulting Group, Inc. (investment advisory and
                                             consulting firm) (since 1988); former Vice
                                             Chairman and Chief Operating Officer, Lindner
                                             Asset Management Company (mutual fund
                                             company) (1999--2001); former President and
                                             Director, Delta Financial, Inc. (investment advisory
                                             firm) (1983--1999); former General Partner and
                                             Shareholder, Greenwich Ventures LLC (investment
                                             partnership) (1996--2001); former President,
                                             Secretary, and Owner, Phoenix Trading Co.
                                             (commodity trading advisory firm) (1997--2000).

Stephen Randolph Gross; 55   Trustee since   Partner, Capital Investment Advisory Partners            30
                             1986            (Consulting) (since 2000); Director, United Telesis,
                                             Inc. (telecommunications) (since 1997); Managing
                                             Director, Fountainhead Ventures, L.L.C.
                                             (consulting) (since 1998); Director, ebank.com, Inc.
                                             (since 1997); Director, Andersen Calhoun (assisted
                                             living) (since 1987); Secretary, Carint N.A.
                                             (manufacturing) (since 1988); former Treasurer,
                                             Hank Aaron Enterprises (fast food franchise)
                                             (1985--2001); Chairman, Gross, Collins & Cress,
                                             P.C. (accounting firm) (since 1980); Treasurer,
                                             Coventry Limited, Inc. (since 1985); former
                                             Director, Charter Bank, Inc. (1987--1997); former
                                             Director, Yu Save, Inc. (internet company)
                                             (1998--2000); former Director, Hotpalm.com, Inc.
                                             (wireless applications) (1998--2000); former
                                             Director, IkonVentures, Inc. (1997--1998).

Diana R. Harrington; 62      Trustee since   Professor, Babson College (since 1992); former           35
                             2001            Trustee, The Highland Family of Funds (investment
                                             company) (1997--1998).

Susan B. Kerley; 51          Trustee since   Consultant, Strategic Management Advisors, LLC/          35
                             2001            Global Research Associates, Inc. (investment
                                             consulting) (since 1990); Director, Eclipse Funds
                                             (currently supervises 17 investment companies in
                                             fund complex) (since 1990).

                                                                                               Number of
                                                                                               Investment
                                                                                               Companies
                                                                                               Associated
                                                                                                  with
                         Position Held and                                                     Citigroup
                          Length of Time           Principal Occupation During Past 5           Overseen
      Name and Age            Served               Years and Other Directorships Held          by Trustee
      ------------       ----------------- --------------------------------------------------- ----------

Alan G. Merten; 61        Trustee since    President, George Mason University (since 1996);        30
                          1990             Director, Comshare, Inc. (information technology)
                                           (since 1985); former Director, Indus (information
                                           technology) (1995--1999).

C. Oscar Morong, Jr.; 67  Trustee since    Managing Director, Morong Capital Management            35
                          2001             (since 1993); former Director, Indonesia Fund
                                           (closed end fund) (1990--1999); Trustee, Morgan
                                           Stanley Institutional Fund (currently supervises 75
                                           investment companies) (since 1993).

R. Richardson Pettit; 60  Trustee since    Professor of Finance, University of Houston             30
                          1990             (1977--2002); independent consultant (since 1984).

Walter E. Robb, III; 76   Trustee since    Director, John Boyle & Co., Inc. (textiles) (since      35
                          2001             1999); President, Benchmark Consulting Group,
                                           Inc. (service company) (since 1991); Director,
                                           Harbor Sweets, Inc. (candy) (since 1990); Sole
                                           Proprietor, Robb Associates (corporate financial
                                           advisors) (since 1978); Director, W.A. Wilde Co.
                                           (direct media marketing) (since 1982); Director,
                                           Alpha Granger Manufacturing, Inc. (electronics)
                                           (since 1983); Co-Owner, Kedron Design (gifts)
                                           (since 1978); former Trustee, MFS Family of Funds
                                           (1985--2001); former President and Treasurer,
                                           Benchmark Advisors, Inc. (corporate financial
                                           advisors) (1989--2000); Harvard Club of Boston
                                           (audit committee) (since 2001).

Officers
R. Jay Gerken*; 51        Chairman,        Managing Director, SSB (since 1996).                   N/A
                          President and
                          Chief
                          Executive
                          Officer since
                          2002

Lewis E. Daidone*; 45     Chief            Managing Director, SSB (since 1990); Chief             N/A
                          Administrative   Financial Officer, Smith Barney Mutual Funds;
                          Officer and      Director and Senior Vice President, Smith Barney
                          Senior Vice      Fund Management LLC and Travelers Investment
                          President since  Adviser.
                          2000

Alan Blake*; 53           Vice President   Managing Director, SSB.                                N/A
                          and Investment
                          Officer since
                          2001

                                                                                              Number of
                                                                                              Investment
                                                                                              Companies
                                                                                              Associated
                                                                                                 with
                        Position Held and                                                     Citigroup
                         Length of Time           Principal Occupation During Past 5           Overseen
     Name and Age            Served               Years and Other Directorships Held          by Trustee
     ------------       ----------------- --------------------------------------------------- ----------
Michael McElroy*;        Vice President   Citigroup Asset Management (since 2000); Director      N/A
                         and Investment   of Quantitative Research and Senior Portfolio
                         Officer since    Manager--US, International and Market-Neutral
                         2002             Accounts; Consultant, Digital Equipment
                                          Corporation; Associate, Intermarket Capital
                                          Associates Ltd.

Roger M. Lavan*; 40      Vice President   Managing Director, SSB.                                N/A
                         since 2002

Francis L. Mustaro*; 51  Vice President   Managing Director, SSB.                                N/A
                         since 2002

Michael Kagan*; 43       Vice President   Managing Director, SSB.                                N/A
                         and Investment
                         Officer since
                         2000

Lawrence Weissman*; 41   Vice President   Managing Director, SSB (since 1997); former            N/A
                         and Investment   Portfolio Manager, Neuberger & Berman, LLC
                         Officer since    (from 1995 to 1997).
                         1999

Timothy Woods*; 41       Vice President   Managing Director, SSB (since 1999); former            N/A
                         and Investment   Portfolio Manager, Banker's Trust.
                         Officer since
                         2001

Richard Peteka*; 40      Treasurer since  Director and Head of Internal Control for Citigroup    N/A
                         2002             Asset Management U.S. Mutual Fund
                                          Administration (1999--2002); Vice President, Head
                                          of Mutual Fund Administration and Treasurer at
                                          Oppenheimer Capital (1996--1999).

Kaprel Ozsolak*; 36      Controller       Vice President of SSB.                                 N/A
                         since 2002

Andrew Beagley*; 40      Chief Anti-      Director, SSB (since 2000); Director of                N/A
                         Money            Compliance, North America, Citigroup Asset
                         Laundering       Management (since 2000); Director of Compliance,
                         Compliance       Europe, the Middle East and Africa, Citigroup Asset
                         Officer since    Management (from 1999 to 2000); Compliance
                         2002             Officer, Salomon Brothers Asset Management
                                          Limited, Smith Barney Global Capital Management
                                          Inc., Salomon Brothers Asset Management Asia
                                          Pacific Limited (from 1997 to 1999).

Marianne Motley*; 43     Assistant        Director, Mutual Fund Administration for SSB           N/A
                         Treasurer since  (since 1994).
                         2000

                                                                                            Number of
                                                                                            Investment
                                                                                            Companies
                                                                                            Associated
                                                                                               with
                        Position Held and                                                   Citigroup
                         Length of Time          Principal Occupation During Past 5          Overseen
     Name and Age            Served              Years and Other Directorships Held         by Trustee
     ------------       ----------------- ------------------------------------------------- ----------

Robert I. Frenkel*; 48   Secretary since  Managing Director and General Counsel, Global        N/A
                         2000             Mutual Funds for Citigroup Asset Management
                                          (since 1994).

Thomas C. Mandia*; 40    Assistant        Director and Deputy General Counsel, Citigroup       N/A
                         Secretary since  Asset Management (since 1992).
                         2000

Rosemary D. Emmens*; 33  Assistant        Vice President and Associate General Counsel,        N/A
                         Secretary since  Citigroup Asset Management (since 1998); Counsel,
                         2000             The Dreyfus Corporation (1995 - 1998).

Harris Goldblat*; 33     Assistant        Vice President and Associate General Counsel,        N/A
                         Secretary since  Citigroup Asset Management (2000); Associate,
                         2000             Stroock & Stroock & Lavan LLP (1997 - 2000).

Wendy Setnicka*; 36      Assistant        Assistant Vice President, Citigroup Asset            N/A
                         Controller       Management (since 1998).
                         since 2002

Steven Frank*; 34        Assistant        Vice President, Citigroup Asset Management           N/A
                         Controller       (since 2001); Assistant Vice President, Citigroup
                         since 2001       Asset Management (1996 - 2001).


   The business affairs of each Portfolio are managed by or under the direction of the Board of Trustees.


   The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Portfolios, within the meaning of the 1940 Act. The Audit Committee met twice during the Portfolios' last fiscal year to review the internal and external auditing procedures of the Portfolios and, among other things, to consider the selection of independent certified public accountants for the Portfolios and to review the independence of the accountants.



   The Board also has a standing Governance Committee. All Trustees who are not "interested persons" of the Portfolios are members of the Governance Committee. The Governance Committee met three times during the Portfolios' last fiscal year. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

   The following table shows the amount of equity securities owned by the Trustees in the Portfolios and in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2002:



                                                     Aggregate Dollar
                                                      Range of Equity
                                                     Securities in All
                                                   Investment Companies
                                                      Associated with
                                                   Citigroup Overseen by
                  Name of Trustee                       the Trustee
                  ---------------                  ---------------------
                  Interested Trustee
                  R. Jay Gerken...................      over $100,000
                                                     ----------------

                  Disinterested Trustees
                  Elliott J. Berv.................   $  10,001-50,000
                                                     ----------------
                  Donald M. Carlton...............   $  10,001-50,000
                                                     ----------------
                  A. Benton Cocanougher...........   $       1-10,000
                                                     ----------------
                  Mark T. Finn....................   $       1-10,000
                                                     ----------------
                  Stephen Randolph Gross..........               None
                                                     ----------------
                  Diana R. Harrington*............   $  10,001-50,000
                                                     ----------------
                  Susan B. Kerley.................   $       1-10,000
                                                     ----------------
                  Alan G. Merten..................   $       1-10,000
                                                     ----------------
                  C. Oscar Morong, Jr.............   $       1-10,000
                                                     ----------------
                  R. Richardson Pettit............   $  10,000-50,001
                                                     ----------------
                  Walter E. Robb, III.............   $50,000-$100,000
                                                     ----------------

                  --------
                  * Information provided as of fiscal year end December 31, 2001.



   Shares of the Portfolios are sold exclusively to insurance company separate accounts. Accordingly, as of December 31, 2002, no Trustee owned shares of any Portfolio.



   Neither the disinterested Trustees nor their family members of those Trustees had any interest in the manager, Salomon Smith Barney, or any person directly or indirectly controlling, controlled by, or under common control with the manager or Salomon Smith Barney as of December 31, 2002.



   Information regarding compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 2002 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the manager.



   Each fund in the Portfolios' fund complex pays a pro rata share of Trustee fees based upon asset size. The Portfolios currently pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates their pro rata share of: an annual fee of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, the Portfolios will reimburse the Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

TRUSTEES COMPENSATION TABLE


                         Aggregate      Aggregate      Aggregate      Aggregate
                       Compensation   Compensation   Compensation   Compensation
                       from All Cap    from Growth    from Large        from
                          Growth       and Income      Cap Core      Government
Trustee                Portfolio/(1)/ Portfolio/(1)/ Portfolio/(1)/ Portfolio/(1)/
-------                -------------  -------------  -------------  -------------
Interested Trustee
R. Jay Gerken.........    $    0         $    0         $    0         $    0
                          ------         ------         ------         ------

Disinterested Trustees
Elliott J. Berv.......    $   25         $   28         $1,070         $   22
Donald M. Carlton.....    $   25         $   28         $1,073         $   22
A. Benton Cocanougher.    $   25         $   28         $1,073         $   22
Mark T. Finn..........    $   25         $   28         $1,073             22
Riley C. Gilley.......    /(2)/          /(2)/          /(2)/          /(2)/
Stephen Randolph Gross    $   25         $   28         $1,073         $   22
Diana R. Harrington...    $   25         $   28         $1,070         $   22
Susan B. Kerley.......    $   25         $   28         $1,070         $   22
Alan G. Merten........    $   25         $   28         $1,073         $   22
C. Oscar Morong, Jr...    $   33         $   35         $1,256         $   25
R. Richardson Pettit..    $   25         $   28         $1,073         $   22
Walter E. Robb, III...    $   25         $   28         $1,073         $   22
E. Kirby Warren.......    /(2)/          /(2)/          /(2)/          /(2)/





                                Pension or        Total
                                Retirement    Compensation    Number of
                               Benefits Paid from Portfolios  Funds in
                                as Part of      and Fund       Complex
                                 Portfolio    Complex Paid    Served by
        Trustee                  Expenses    to Trustees/(1)/  Trustee
        -------                ------------- ---------------  ---------
        Interested Trustee
        R. Jay Gerken.........      None         $     0         227

        Disinterested Trustees
        Elliott J. Berv.......      None         $70,000          35
        Donald M. Carlton.....      None         $70,000          30
        A. Benton Cocanougher.      None         $70,100          30
        Mark T. Finn..........      None         $72,500          35
        Riley C. Gilley.......     /(2)/         $30,000         N/A
        Stephen Randolph Gross      None         $72,500          30
        Diana R. Harrington...      None         $72,500          35
        Susan B. Kerley.......      None         $72,500          35
        Alan G. Merten........      None         $70,000          30
        C. Oscar Morong, Jr...      None         $90,500          35
        R. Richardson Pettit..      None         $72,500          30
        Walter E. Robb, III...      None         $72,500          35
        E. Kirby Warren.......     /(2)/         $37,500         N/A

--------

/(1)/ Information is for the fiscal year ended October 31, 2002.


/(2)/ Messrs. Gilley and Warren, former Trustees of the Trust, retired as of June 30, 2002. For the period from September 1, 2001 to June 30, 2002, Messrs. Gilley and Warren received $30,000 and $37,500, respectively, as compensation from the fund complex. Mr. Heath McLendon resigned as Trustee of the Trust as of September 13, 2002. Mr. McLendon did not receive any compensation from the Trust for the fiscal year ended October 31, 2002, as he was affiliated with the manager.

   The Trustees of the Portfolios have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Portfolios, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The amount of benefits to be paid under the Retirement Plan cannot currently be determined.



   Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Retirement Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the 2002 fiscal year were $3,131. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.



   The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust, or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


   Officers receive no compensation from the Portfolios although they may be reimbursed from time to time for certain expenses incurred to attend meetings of the Board of Trustees.


   As of February 14, 2003, the Trustees and officers of the Trust as a group owned less than one percent of the outstanding shares of each Portfolio of the Trust.

   As of February 14, 2003, the following shareholders were known by the manager to beneficially own or hold of record more than 5% of the outstanding shares of any Portfolio of the Trust:





Fund                      Percent               Name                     Address
----                      -------               ----                     -------

Premier Selections
All Cap Growth Portfolio. 80.15%   Travelers Life Annuity Company Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

                          14.97%   Travelers Insurance Company    Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

Large Cap Core Portfolio. 80.45%   Travelers Life Annuity Company Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

                          16.60%   Travelers Insurance Company    Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

Growth & Income Portfolio 82.30%   Travelers Life Annuity Company Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

                          15.23%   Travelers Insurance Company    Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

Government Portfolio..... 88.00%   Travelers Life Annuity Company Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183

                          10.70%   Travelers Insurance Company    Shareholder Accounting
                                                                  One Tower Square
                                                                  Hartford, CT 06183


                       INVESTMENT MANAGEMENT AGREEMENTS


   Investment Manager. Smith Barney Fund Management LLC (the "manager") manages the assets of the Portfolios pursuant to an investment management agreement (the "Management Agreement"). Subject to such policies as the Board of Trustees of the Trust may determine, the manager manages the securities of each Portfolio and makes investment decisions for each Portfolio. In addition, the manager provides certain administrative services to each Portfolio under the Management Agreement.


   The manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments for the Portfolios. The Management Agreement provides that the manager may delegate the daily management of the securities of a Portfolio to one or more subadvisers and that the manager may render services to others.

   The manager provides the Portfolios with general office facilities and supervises the overall administration of the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Portfolio. Trustees, officers and investors in the Portfolios are or may be or may become interested in the manager, as directors, officers, employees or otherwise, and directors, officers and employees of the manager are or may become similarly interested in the Portfolios.

   Unless otherwise terminated, the Management Agreement will continue in effect with respect to a Portfolio for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

   The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio (as defined in the 1940 Act) or by a vote of the Portfolio's Trustees, or by the manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

   In approving the Management Agreement, the Board, including the disinterested Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the manager or its affiliates in connection with providing services to the Portfolios, compared the fees charged by the manager to those paid by similar Portfolios or clients for comparable services, and analyzed the expenses incurred by the manager with respect to each Portfolio. The Board also considered each Portfolio's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Portfolio in comparison to other funds of comparable size, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Portfolio performance and manager services, and benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from brokers-dealers who execute transactions on behalf of the Portfolios. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Management Agreement was in the best interests of each Portfolio and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

   For its services under the Management Agreement with respect to Large Cap Core Portfolio, All Cap Growth Portfolio, and Growth and Income Portfolio, the manager receives fees, which are computed daily and paid monthly, at an annual rate equal to 0.75% of each Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. For its services under the Management Agreement with respect to Government Portfolio, the manager receives fees, which are computed daily and paid monthly, at an annual rate equal to 0.60% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The manager may reimburse a Portfolio for, or waive, all or any portion of its management fees.

   The following table shows expenses paid under the Portfolios' investment advisory agreement during the fiscal years ended October 31, 2000, 2001 and 2002. For the fiscal years ended October 31, 2000 and 2001, and for a portion of the fiscal year ended October 31, 2002, these expenses were paid under a prior investment advisory agreement.



                                                             Growth
                                         All Cap  Large Cap   and
                                         Growth     Core     Income  Government
                                         -------- --------- -------- ----------
October 31, 2002
   Gross Advisory Fees*................. $207,196 $523,698  $233,609  $112,669
                                         -------- --------  --------  --------

October 31, 2001
   Gross Advisory Fees**................ $205,446 $468,387  $139,527  $ 10,899
                                         -------- --------  --------  --------

October 31, 2000
   Gross Advisory Fees***............... $      0 $ 20,826  $      0  $      0
                                         -------- --------  --------  --------

--------

* Had the manager not waived the management fee and reimbursed certain expenses in order to cap total annual portfolio expenses, the Gross Advisory Fees would have been: $259,428, $286,724 and $169,955 for the All Cap Growth, Growth and Income and Government Portfolios, respectively.


** Had the manager not waived the entire management fee for each Portfolio except Large Cap Core and reimbursed certain expenses in order to cap total annual portfolio expenses, the Gross Advisory Fees would have been:
    $250,605, $201,025 and $67,921 for the All Cap Growth, Growth and Income and Government Portfolios, respectively.


*** Had the manager not waived the entire management fee for each Portfolio except Large Cap Core (for which a portion of the management fee was waived) and reimbursed certain expenses in order to cap total annual portfolio expenses, the Gross Advisory Fees would have been: $79,789, $92,376, $65,219 and $63,486. for the All Cap Growth, Large Cap Core, Growth and Income and Government Portfolios, respectively.


   Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the Portfolios, the manager and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolios. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                                  DISTRIBUTOR

   Salomon Smith Barney, located at 388 Greenwich Street, New York NY 10013, distributes shares of the Portfolios as their principal underwriter.

   The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933.

   The Distributor acts as the principal underwriter of the shares of the Portfolios pursuant to a written agreement for the Portfolios ("Underwriting Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Portfolio as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice. The Distributor is not currently paid a fee for the provision of distribution services with respect to the Portfolios.

                              PORTFOLIO TURNOVER

   The portfolio turnover rate may vary greatly from year to year as well as within a year. For the last two fiscal years, each Portfolio's portfolio turnover rates were:


                                      Large Growth
                     Year     All Cap  Cap   and
                  Ended 10/31 Growth  Core  Income Government
                  ----------- ------- ----- ------ ----------
                     2002....    58%   45%    48%     145%
                     2001....   116%   26%    68%      90%




                     PORTFOLIO TRANSACTIONS AND BROKERAGE

   The manager is responsible for decisions to buy and sell securities for each Portfolio and for the placement of its portfolio transactions and the negotiation of any commissions paid on such transactions.

   It is the policy of the manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Portfolio may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, the Trust may place brokerage transactions with affiliated persons of the manager. In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Portfolio or the manager.


   Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the manager in fulfilling its investment- decision-making responsibilities.



   Pursuant to the Management Agreement, the manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a transaction for a Portfolio which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the manager and its affiliates have with respect to accounts over which they exercise investment discretion. The management fee that a Portfolio pays to the manager will not be reduced as a consequence of the manager's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the manager, the manager would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently. During the fiscal year ended October 31, 2002, the Trust directed the payment of $260,000 in brokerage commissions to brokers because of research services provided to the Trust's Portfolios.

   To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Trust or other investment companies associated with Citigroup as a factor in the selection of firms to execute portfolio transactions for the Trust.

   The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Portfolios effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the Portfolios. In the opinion of the manager, the benefits from research services to the Portfolios and to the accounts managed by the manager cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Portfolios will not be disproportionate to the benefits received by the Portfolios on a continuing basis.

   The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Portfolios and other accounts that the manager may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolios. In making such allocations among a Portfolio, and other advisory accounts, the main factors considered by the manager are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

   The following table summarizes for each Portfolio the total brokerage commissions paid.


                                                    Growth
                                  All Cap Large Cap  and
          Fiscal Year Ended 10/31 Growth    Core    Income  Government
          ----------------------- ------- --------- ------- ----------
                   2002.......... $52,790  $90,637  $72,076     --
                   2001.......... $62,020  $64,035  $60,723     --
                   2000.......... $ 9,069  $22,749  $ 9,210     --




   The Portfolios may from time to time place brokerage transactions with the Distributor or other brokers that may be considered affiliated persons of the manager or the Distributor. The Board of Trustees has adopted procedures designed to ensure that commissions paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

   The Portfolios paid the following commissions to Salomon Smith Barney, an affiliated broker, during the periods shown:


                                                         Salomon
                                                          Smith
                Fiscal 2002 Commissions                  Barney
                -----------------------                  -------
                All Cap Growth.......................... $  761
                Large Cap Core.......................... $2,633
                Growth and Income....................... $  693
                Government..............................     --

                                                         Salomon
                                                          Smith
                Fiscal 2001 Commissions                  Barney
                -----------------------                  -------
                All Cap Growth.......................... $4,203
                Large Cap Core.......................... $1,791
                Growth and Income....................... $3,611
                Government..............................     --

                                                         Salomon
                                                          Smith
                Fiscal 2000 Commissions                  Barney
                -----------------------                  -------
                All Cap Growth.......................... $  108
                Large Cap Core.......................... $  399
                Growth and Income....................... $  160
                Government..............................     --


   The tables below set forth the percentage of the Portfolio's aggregate brokerage commissions paid to Salomon Smith Barney, as a broker, during the fiscal year ended October 31, 2002, and the percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney during the same period.


                                                         Salomon
                Percentage of Aggregate Brokerage         Smith
                Commissions Paid                         Barney
                ----------------                         -------
                All Cap Growth..........................   1.4%
                Large Cap Core..........................   2.9%
                Growth and Income.......................  0.96%
                Government..............................    --

                Percentage of Aggregate Dollar Amount    Salomon
                of Transactions Involving Payment of      Smith
                Commissions                              Barney
                -----------                              -------
                All Cap Growth..........................   1.4%
                Large Cap Core..........................   2.4%
                Growth and Income.......................  0.93%
                Government..............................    --


                       DETERMINATION OF NET ASSET VALUE

   The assets attributable to each Portfolio reflect the value of separate interests in a single portfolio of securities. The net asset value of the shares will be determined separately by subtracting the expenses and liabilities. The net asset value of the shares of each Portfolio is determined at 4:00 p.m., Eastern time (or at the close of the New York Stock Exchange (the "Exchange"), if earlier) on each business day on which the Exchange is open. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

   The value of equity securities is computed by (i) valuing listed or unlisted securities for which market quotations are readily available at the prices reported by an independent pricing service, or as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (ii) valuing any securities for which market quotations are not readily available and any other assets using fair value procedures established by and under the supervision of the Board of Trustees. Options on securities, options on indices, futures contracts and options on futures contracts, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices.

   The trading of securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange. Trading may take place on days on which the Exchange is closed and on which it is not possible to purchase or redeem shares of the Portfolios. If events materially affecting the value of securities occur between the time at which the market price is determined and the time when a Portfolio's net asset value is calculated, such securities may be valued using fair value procedures in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

   U.S. Government securities are traded in the over-the-counter market and valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis to the extent this approximates market value.

                                     TAXES

GENERAL


   The following is a summary of certain federal income tax considerations that may affect the Portfolios and their shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by the Portfolios also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Portfolio of the Trust.


TAX STATUS OF THE PORTFOLIOS


   Each Portfolio expects to be treated as a separate taxable entity for federal income tax purposes.



   Each Portfolio intends to qualify separately each year as a "regulated investment company" under the Code. A qualified Portfolio will not be liable for federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that the Portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss and complies with certain other requirements regarding the sources of its income and diversification of its assets. If a Portfolio were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for distributions to shareholders) would be subject to tax at corporate rates.



   Each Portfolio intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Portfolio as taxable income.


   Each Portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.


   Tax treatment of shareholders. Each separate account that invests in a Portfolio must meet certain diversification requirements under Section 817(h) of the Code in order for the associated contracts to be treated as "life insurance contracts" under the Code. If the account is not sufficiently diversified and the contracts are not treated as life insurance contracts, the contract holders generally will be subject to tax on all taxable distributions from a Portfolio, and on all sales, exchanges or redemptions of interests in the Portfolio.



   If all of the beneficial interests in a Portfolio are held by one or more insurance companies and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Portfolio, rather than treating the interest in the Portfolio as a separate investment of each separate account investing in the Portfolio. Each Portfolio intends to diversify its assets in accordance with the requirements of Section 817(h) so that, assuming that look-through treatment as described in the preceding sentence is available, any separate account invested wholly in the Portfolio would also satisfy such diversification requirements.




   The Trust has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

                                  PERFORMANCE


   From time to time, the Portfolios may quote a yield or total return in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing a Portfolio's shares. Such performance information may include data from the various industry and financial publications including: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.


YIELD


   A Portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b)/(c x d) + 1]/6/)--1], where:



a..   =   dividends and interest earned during the period
b..   =   expenses accrued for the period (net of reimbursement)
c..   =   the average daily number of shares outstanding during the period that were entitled to receive dividends
d..   =   the maximum offering price per share on the last day of the period


   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

   Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN

   "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n/ = ERV, where:


P   =   a hypothetical initial payment of $ 1,000
T   =   average annual total return
n   =   number of years
ERV =   Ending Redeemable Value of a Hypothetical $1,000 investment made at the beginning of a 1-, 5 or
        10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



   The average annual total returns (computed in the manner described in the prospectus) as of October 31, 2002, for each Portfolio are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Portfolio's investment objectives and policies as well as the risks incurred in each Portfolio's investment practices. The returns and yield shown for a Portfolio do not take into account any fees that are paid by the separate accounts or qualified plans through which shares of the Portfolio are sold. If these fees had been included, the returns and yield would have been lower.



                                                           Large    Growth
                                                 All Cap    Cap      and
                                                 Growth    Core     Income  Government
                                                 -------  ------   ------   ----------
1 year.......................................... (16.44)% (18.94)% (14.47)%    4.20%
Total Return since inception (based on inception
  date of 9/15/99)..............................  (3.20)%  (9.64)% (10.58)%    8.14%


   Effective May 1, 2001, the All Cap Growth Portfolio changed its investment policies from those of a mid cap fund investing in medium sized companies to a fund investing in each of the Large Cap Growth, Mid Cap Growth and Small Cap Growth segments. The performance of the All Cap Growth Portfolio in the table above reflects the performance of the Portfolio prior to this change in investment policies.

                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

VOTING


   The Trust offers shares of the Portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Portfolios. Nevertheless, with respect to any shareholder meeting of the Trust, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which correspond to shares in the Portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.


TRANSFER AGENT


   Citicorp Trust Bank, fsb, 125 Broad Street, New York, NY 10004, is the transfer agent for the Portfolios. Under the transfer agency agreement, the transfer agent, either directly or through a sub-transfer agent, maintains the shareholder account records for the Portfolios, handles certain communications between shareholders and the Portfolios, distributes dividends and distributions payable by the Portfolios and produces statements with respect to account activity for the Portfolios. For these services, the transfer agent receives fees from the Portfolios computed on the basis of the number of shareholder accounts that the transfer agent maintains for the Portfolios during the month and is reimbursed for out-of-pocket expenses. PFPC Global Fund Services, P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the Portfolios' sub-transfer agent.


CUSTODY OF ASSETS


   Securities owned by the Portfolios and all cash, including proceeds from the sale of shares of the Portfolios and of securities in each Portfolio's investment portfolio, are held by State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, as custodian for each Portfolio.


SHAREHOLDER REPORTS

   Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent auditors.

INDEPENDENT AUDITORS

   KPMG LLP, 757 Third Avenue, New York, New York 10017, the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

   The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ABOUT THE TRUST

   The Trust was organized on January 29, 1987 under the laws of The Commonwealth of Massachusetts. As of December 31, 1997, the name of the Trust was changed from the Common Sense Funds Trust to Concert Investment Series(R), and then to Smith Barney Investment Series on September 11, 2000. The Trust is a diversified, open-end management investment company. Each Portfolio is a series of the Trust. Prior to November 29, 2001, the Smith Barney Government Portfolio was known as the Select Government Portfolio. Prior to May 1, 2001, the Smith Barney Premier Selections All Cap Growth Portfolio was known as the Select Mid Cap Portfolio, the Smith Barney Large Cap Core Portfolio was known as the Select Growth Portfolio, and the Smith Barney Growth and Income Portfolio was known as the Select Growth and Income Portfolio.

   The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

   The Trust may involuntarily redeem shareholders' shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Portfolio if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares; (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine pursuant to adopted procedures that the particular shareholder's ownership is not in the best interests of the other shareholders of a Portfolio.

   The holders of shares are required to disclose information on direct or indirect ownership of Portfolio shares as may be required to comply with various laws applicable to a Portfolio, and ownership of Portfolio shares may be disclosed by the Portfolio if so required by law or regulation.

   Each shareholder of a Portfolio is entitled to one vote for each dollar of net asset value (number of shares of the Portfolio owned times net asset value per share) of the Portfolio, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Trust do not have cumulative voting rights. The Trust is not required to hold and has no present intention of holding annual meetings of shareholders, but the Trust will hold special meetings of a Portfolio's shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

   Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

   The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a shareholder servicing agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such shareholder servicing agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

   The Trust or any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust (or of the affected series or class) voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust (or of the affected series or class) voting as a single class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

   The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Portfolio without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Portfolio or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

   The Trust's Declaration of Trust provides that by becoming a shareholder of a Portfolio, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

                             FINANCIAL STATEMENTS

   The Trust's Annual Report for the fiscal year ended October 31, 2002, is incorporated herein by reference in its entirety.

                                  APPENDIX A

                 RATINGS OF BONDS, NOTES AND COMMERCIAL PAPER

Moody's Investors Service, Inc.


   Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



   Aa--Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in "Aaa" securities.



   A--Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.



   Baa--Bonds that are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured.) Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



   Ba--Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


   B--Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds that are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds that are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


   Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.


Standard & Poor's


   AAA--An obligor rated "AAA" has extremely strong capacity to meet its financial commitments. "AAA" is the highest Issuer Credit Rating assigned by Standard & Poor's.

   AA--An obligor rated "AA" has very strong capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.


   A--An obligor rated "A" has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.


   BBB--An obligor rated "BBB" has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.


   BB, B, CCC, and CC--Obligors rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


   Plus (+) or minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




   N.R.--An issuer designated N.R. is not rated.



Fitch Ratings


   AAA--Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   AA--Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A--High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

   BBB--Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

   BB--Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

   B--Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.


   Issuers (or supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.



   Issuers (or supporting institutions) rated "Prime-2" have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's


   A-1--An obligor rated "A-1" has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitments is extremely strong.



   A-2--An obligor rated "A-2" has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.



   A-3--An obligor rated "A-3" has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.



Fitch Ratings


   Fitch's short-term ratings have a time horizon of less then 12 months for the most obligations, or up to three years, for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

   Fitch's short-term ratings are as follows:

   F1--Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   F2--Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   F3--Fair credit quality. The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                            Part C. Other Information

Item 23.      Exhibits.
        +++   (a)     Form of Amended and Restated Declaration of Trust
                      dated March 1, 2002.
        +++   (b)     Amended and Restated By-Laws dated March 1, 2002.
        ****  (c)(1)  Specimen copy of certificate for Share of Beneficial
                      Interest in Common Sense Trust for Class A shares.
        ****  (c)(2)  Specimen copy of certificate for Share of Beneficial
                      Interest in Common Sense Trust for Class B shares.
        ****  (c)(3)  Specimen copy of certificate for Share of Beneficial
                      Interest in Common Sense Trust for Class 1 shares.
        +++   (d)(1)  Form of Management Agreement with Smith Barney
                      Fund Management LLC.
              (d)(2)  Form of Subadvisory Agreement with Citigroup Asset
                      Management Ltd.
        ++    (e)(1)  Form of Distribution Agreements with Salomon Smith
                      Barney Inc. and PFS Distributors, Inc., dated June 5,
                      2000.
        +     (e)(2)  Form of Dealer Agreement.
        +     (f)(1)  Retirement Plan for Directors.
        ++++  (f)(2)  Trustee Retirement Plan, dated June 30, 2002.
        +++   (g)     Form of Master Custodian Agreement.
              (h)(1)  Form of Transfer Agency and Services Agreement.
              (h)(2)  Form of Sub-Transfer Agency and Services Agreement.
              (i)     Previously filed.
              (j)     Consent of Independent Auditors.
              (k)     Not applicable.
        *     (l)(1)  Investment Letter for Common Sense Funds.
        **    (l)(2)  Investment Letter for Common Sense II Funds dated
                      May 2, 1994.
        ***   (l)(3)  Investment Letter for Common Sense II Emerging
                      Growth Fund and Common Sense II International
                      Equity Fund.
        +++   (m)(1)  Form of Class A Service Plan.
        +++   (m)(2)  Form of Class B Service Plan.
        +++   (m)(3)  Form of Class L Service Plan.
        +++   (m)(4)  Form of Class O Service Plan.
        +++   (m)(5)  Form of Class P Service Plan.
        ***** (n)     Rule 18f-3 Plan.
        ++    (p)     Code of Ethics.
        ++++  (q)     Powers of Attorney for the Registrant.

------------------------------

          * Incorporated herein by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 31, 1987.

** Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 28, 1994.

*** Incorporated herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 11, 1995.

**** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 21, 1996.

***** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 1997.

+ Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 26, 1999.

++ Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 11, 2000.

+++ Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 2002.

++++ Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 13, 2002.

Item 24.    Persons Controlled by or under Common Control with Registrant.

            None

Item 25.    Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein; (b) Section 4 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; (c) Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc., incorporated by reference herein; and (d) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.      Business and Other Connections of the Investment Adviser

         Investment Adviser - Smith Barney Fund Management LLC, formerly known as SSB Citi Fund Management LLC ("SBFM").

         SBFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 26 of the officer and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to the currently effective Form ADV of SBFM (SEC File No. 801-8314).

         Citigroup Asset Management Ltd. ("Citigroup Asset Management") is an investment adviser incorporated under the laws of England and Wales. Citigroup Asset Management is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. Citigroup Asset Management is registered as an investment adviser under the Advisers Act.

         The list required by this Item 26 of the officers and directors of Citigroup Asset Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to the currently effective Form ADV of Citigroup Asset Management (SEC File No. 801-57655).

Item 27.      Principal Underwriters.


            (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for CitiFunds Trust III, CitiFunds Premium Trust, and CitiFunds Institutional Trust. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Trust II, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.


     PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Greenwich Street Series Funds, Smith Barney Trust II, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Trust, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.


     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form

BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

   (c) Not applicable.

Item 28.    Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                              ADDRESS

Salomon Smith Barney Inc.                         388 Greenwich Street
(distributor)                                     New York, NY 10013

PFS Distributors, Inc.                            3120 Breckinridge Boulevard
(distributor)                                     Duluth, Georgia 30099

State Street Bank and Trust Company               225 Franklin Street
(custodian and fund accounting agent)             Boston, MA 02110

Citicorp Trust Bank, fsb                          125 Broad Street
(transfer agent)                                  New York, NY 10004

Smith Barney Fund Management LLC                  399 Park Avenue
(manager)                                         New York, NY 10022

PFPC Global Fund Services                         P.O. Box 9699
(sub-transfer agent)                              Providence, RI 02940-9699

Primerica Shareholder Services                    P.O. Box 9662
(sub-transfer agent)                              Providence, RI 02940-9662


Item 29. Management Services.

   Not applicable.


Item 30. Undertakings.

   Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INVESTMENT SERIES, certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 26th day of February, 2003.



                                                 SMITH BARNEY INVESTMENT SERIES


                                                By: /s/ R. Jay Gerken
                                                    ------------------
                                                    R. Jay Gerken
                                                    Chairman of the
                                                    Board and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 26, 2003.

Signature:                              Title:

/s/ R. Jay Gerken                       Chairman of the Board and
-----------------                       President
   R. Jay Gerken

/s/ Richard Peteka                      Treasurer
------------------
  Richard Peteka

/s/ Elliott J. Berv*                    Trustee
--------------------
   Elliott J. Berv

/s/ Donald M. Carlton*                  Trustee
----------------------
   Donald M. Carlton

/s/ A. Benton Cocanougher*              Trustee
--------------------------
 A. Benton Cocanougher

/s/ Mark T. Finn*                       Trustee
-----------------
   Mark T. Finn

/s/ Stephen Randolph Gross*             Trustee
---------------------------
 Stephen Randolph Gross

/s/ Diana R. Harrington*                Trustee
------------------------
   Diana R. Harrington

/s/ Susan B. Kerley*                 Trustee
--------------------
  Susan B. Kerley

/s/ Alan G. Merten*                  Trustee
-------------------
   Alan G. Merten

/s/ C. Oscar Morong, Jr.*            Trustee
-------------------------
  C. Oscar Morong, Jr.

/s/ R. Richardson Pettit*            Trustee
-------------------------
  R. Richardson Pettit

/s/ Walter E. Robb, III*             Trustee
------------------------
  Walter E. Robb, III

*By: /s/ R. Jay Gerken
    -------------------------------
          R. Jay Gerken
          Executed by R. Jay Gerken on
          Behalf of those indicated
          Pursuant to power of attorney
          Dated November 4, 2002.

                                  EXHIBIT INDEX

Exhibit No.      Description
-----------      -----------

d(2)             Form of Subadvisory Agreement with Citigroup Asset Management
                 Ltd.
h(1)             Form of Transfer Agency and Services Agreement.
h(2)             Form of Sub-Transfer Agency and Services Agreement.
 (j)             Consent of Independent Auditors.